UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2024

A balanced approach
that seeks to build
and preserve wealth
through retirement

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches its target date, with bond and equity-income funds increasing after the target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2024. The expense ratios are as of each fund’s prospectus available at the time of publication.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios

Class R-6 shares
American Funds® 2065 Target Date Retirement Fund	23.25%	—	—	16.06%	0.39%
American Funds 2060 Target Date Retirement Fund®	23.31	10.60%	—	9.54	0.39
American Funds 2055 Target Date Retirement Fund®	23.12	10.61	9.39%	10.61	0.38
American Funds 2050 Target Date Retirement Fund®	22.57	10.64	9.41	8.09	0.38
American Funds 2045 Target Date Retirement Fund®	21.99	10.58	9.35	8.05	0.37
American Funds 2040 Target Date Retirement Fund®	21.05	10.37	9.17	7.95	0.37
American Funds 2035 Target Date Retirement Fund®	17.93	9.45	8.61	7.60	0.35
American Funds 2030 Target Date Retirement Fund®	14.83	8.05	7.58	7.00	0.33
American Funds 2025 Target Date Retirement Fund®	12.08	7.02	6.64	6.31	0.32
American Funds 2020 Target Date Retirement Fund®	10.75	6.19	5.95	5.64	0.31
American Funds 2015 Target Date Retirement Fund®	9.78	5.81	5.51	5.33	0.30
American Funds 2010 Target Date Retirement Fund®	8.93	5.44	5.19	5.03	0.29

Class A shares
American Funds® 2065 Target Date Retirement Fund	15.76%	—	—	13.95%	0.77%
American Funds 2060 Target Date Retirement Fund®	15.80	8.93%	—	8.46	0.73
American Funds 2055 Target Date Retirement Fund®	15.64	8.95	8.39%	9.80	0.72
American Funds 2050 Target Date Retirement Fund®	15.12	8.98	8.41	7.37	0.71
American Funds 2045 Target Date Retirement Fund®	14.58	8.92	8.35	7.33	0.70
American Funds 2040 Target Date Retirement Fund®	13.68	8.70	8.17	7.23	0.71
American Funds 2035 Target Date Retirement Fund®	10.72	7.80	7.61	6.88	0.68
American Funds 2030 Target Date Retirement Fund®	7.80	6.40	6.58	6.29	0.67
American Funds 2025 Target Date Retirement Fund®	5.22	5.39	5.65	5.59	0.66
American Funds 2020 Target Date Retirement Fund®	4.04	4.61	4.97	4.92	0.64
American Funds 2015 Target Date Retirement Fund®	3.11	4.22	4.54	4.61	0.63
American Funds 2010 Target Date Retirement Fund®	2.31	3.82	4.21	4.30	0.62

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020; 2060 Fund, which commenced operations on March 27, 2015; and 2055 Fund, which commenced operations on February 1, 2010.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Target Date Retirement Series for the periods ended April 30, 2024, are shown in the following table, as well as results of each fund’s benchmark.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment approach for American Funds Target Date Retirement Series

5	Investment portfolios

31	Financial statements

42	Notes to financial statements

70	Financial highlights

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested for Class R-6 and A shares

Past results are not predictive of results in future periods.

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	19.19%	17.24%	—	—	14.67%[1]
Class A shares	19.01	16.80	—	—	14.24	[1]
S&P Target Date 2065+ Index	18.27	15.05	—	—	15.39	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	19.16	17.20	9.14%	—	9.00	[2]
Class A shares	18.96	16.73	8.75	—	8.63	[2]
S&P Target Date 2060 Index	18.07	14.72	8.71	—	8.27	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	19.14	17.09	9.17	8.96%	10.26	[3]
Class A shares	18.90	16.66	8.80	8.60	9.90	[3]
S&P Target Date 2055 Index	18.03	14.67	8.69	8.12	9.62	[3]

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	18.77	16.55	9.20	8.98	7.82
Class A shares	18.58	16.14	8.85	8.63	7.47
S&P Target Date 2050 Index	17.99	14.64	8.63	8.05	6.69

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	18.39	16.03	9.17	8.93	7.78
Class A shares	18.27	15.68	8.82	8.58	7.44
S&P Target Date 2045 Index	17.47	14.07	8.40	7.86	6.53

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	17.70	15.23	8.99	8.75	7.69
Class A shares	17.55	14.93	8.63	8.40	7.34
S&P Target Date 2040 Index	16.47	13.01	7.93	7.54	6.38

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	15.70	12.76	8.18	8.23	7.35
Class A shares	15.46	12.37	7.81	7.87	7.01
S&P Target Date 2035 Index	14.97	11.36	7.19	7.03	6.07

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	13.55	10.09	6.91	7.22	6.78
Class A shares	13.35	9.66	6.55	6.86	6.43
S&P Target Date 2030 Index	13.18	9.48	6.27	6.35	5.70

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	11.69	7.76	6.01	6.30	6.10
Class A shares	11.56	7.45	5.67	5.94	5.75
S&P Target Date 2025 Index	11.57	7.77	5.44	5.71	5.34

Refer to page 3 for footnotes.

2	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	10.95%	6.69%	5.30%	5.59%	5.45%
Class A shares	10.73	6.36	4.94	5.24	5.10
S&P Target Date 2020 Index	11.00	7.20	4.72	5.12	4.97

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	10.13	6.00	4.99	5.18	5.16
Class A shares	9.98	5.66	4.65	4.82	4.80
S&P Target Date 2015 Index	10.07	6.27	4.43	4.74	4.70

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	9.46	5.27	4.64	4.83	4.86
Class A shares	9.23	4.93	4.28	4.48	4.49
S&P Target Date 2010 Index	9.52	5.66	4.08	4.30	4.36
S&P 500 Index	20.98	22.66	—	—	9.67
MSCI All Country World Index (ACWI) ex USA	17.69	9.32	—	—	3.16
Bloomberg U.S. Aggregate Index	4.97	–1.47	—	—	2.84

The Standard & Poor’s 500 Composite Index is a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free-float-adjusted, market-capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the funds have lagged their respective indexes.

The S&P Target Date indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds and short-term investments that reflect reductions in potential risk over time. The S&P 500 and S&P Target Date indexes are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.

American Funds Target Date Retirement Series	3

Investment approach for

American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 5 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closer to their target retirement date will begin to shift their allocations sooner.

Distinguishing points of our glide path

•	The funds in the series are managed for 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of December 31, 2023, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Modest changes are being made to the objective allocation targets over the course of 2024, which will not impact the total equity or fixed income allocation across the series. Refer to capitalgroup.com for current allocations.

4	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 47%	Shares	Value (000)
New Perspective Fund, Class R-6	4,541,336	$266,122
SMALLCAP World Fund, Inc., Class R-6	3,953,094	266,122
The Growth Fund of America, Class R-6	2,728,497	185,811
AMCAP Fund, Class R-6	4,526,710	185,776
New World Fund, Inc., Class R-6	2,163,454	167,862
The New Economy Fund, Class R-6	2,307,189	132,640
EuroPacific Growth Fund, Class R-6	925,554	52,933
		1,257,266

Growth-and-income funds 37%
Fundamental Investors, Class R-6	3,142,957	240,625
Capital World Growth and Income Fund, Class R-6	3,616,341	227,251
Washington Mutual Investors Fund, Class R-6	3,573,879	213,968
The Investment Company of America, Class R-6	3,489,716	187,084
American Mutual Fund, Class R-6	2,553,852	134,000
		1,002,928

Balanced funds 10%
American Balanced Fund, Class R-6	4,906,539	160,787
American Funds Global Balanced Fund, Class R-6	2,938,695	107,116
		267,903

Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	11,724,706	135,421
American Funds Emerging Markets Bond Fund, Class R-6	1,758,071	13,537
		148,958

Total investment securities 100% (cost: $2,505,859,000)		2,677,055
Other assets less liabilities 0%		(422)

Net assets 100%		$2,676,633

American Funds Target Date Retirement Series	5

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
New Perspective Fund, Class R-6	$168,505	$72,042	$—	$—	$25,575	$266,122	$2,439	$8,592
SMALLCAP World Fund, Inc., Class R-6	168,557	70,115	—	—	27,450	266,122	2,016	—
The Growth Fund of America, Class R-6	117,919	44,918	—	—	22,974	185,811	1,195	9,100
AMCAP Fund, Class R-6	118,098	42,918	—	—	24,760	185,776	804	3,680
New World Fund, Inc., Class R-6	67,333	89,203	—	—	11,326	167,862	1,331	977
The New Economy Fund, Class R-6	84,207	33,157	—	—	15,276	132,640	556	3,632
EuroPacific Growth Fund, Class R-6	33,609	13,802	—	—	5,522	52,933	652	770
						1,257,266
Growth-and-income funds 37%
Fundamental Investors, Class R-6	151,590	58,034	—	—	31,001	240,625	1,631	6,618
Capital World Growth and Income Fund, Class R-6	151,589	57,791	9,301	(507)	27,679	227,251	2,106	2,835
Washington Mutual Investors Fund, Class R-6	134,721	57,798	—	—	21,449	213,968	1,913	3,368
The Investment Company of America, Class R-6	118,046	46,229	—	—	22,809	187,084	1,455	4,858
American Mutual Fund, Class R-6	84,249	39,366	—	—	10,385	134,000	1,538	1,608
						1,002,928
Balanced funds 10%
American Balanced Fund, Class R-6	100,894	46,390	—	—	13,503	160,787	2,420	—
American Funds Global Balanced Fund, Class R-6	100,886	40,569	46,869	(2,061)	14,591	107,116	1,134	—
						267,903
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	86,002	49,714	—	—	(295)	135,421	2,604	—
American Funds Emerging Markets Bond Fund, Class R-6	—	13,703	—	—	(166)	13,537	128	—
						148,958
Total 100%				$(2,568)	$273,839	$2,677,055	$23,922	$46,038

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 47%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	17,707,893	$1,192,095
New Perspective Fund, Class R-6	20,320,012	1,190,753
The Growth Fund of America, Class R-6	12,246,967	834,018
AMCAP Fund, Class R-6	20,276,249	832,137
New World Fund, Inc., Class R-6	9,422,138	731,064
The New Economy Fund, Class R-6	10,380,985	596,803
EuroPacific Growth Fund, Class R-6	4,176,704	238,866
		5,615,736

Growth-and-income funds 37%
Fundamental Investors, Class R-6	14,025,821	1,073,817
Capital World Growth and Income Fund, Class R-6	16,154,757	1,015,165
Washington Mutual Investors Fund, Class R-6	15,983,420	956,927
The Investment Company of America, Class R-6	15,569,817	834,698
American Mutual Fund, Class R-6	11,419,190	599,165
		4,479,772

Balanced funds 10%
American Balanced Fund, Class R-6	21,936,939	718,874
American Funds Global Balanced Fund, Class R-6	13,136,773	478,835
		1,197,709

Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	52,405,867	605,288
American Funds Emerging Markets Bond Fund, Class R-6	7,832,602	60,311
		665,599

Total investment securities 100% (cost: $10,836,236,000)		11,958,816
Other assets less liabilities 0%		(1,542)

Net assets 100%		$11,957,274

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
SMALLCAP World Fund, Inc., Class R-6	$901,277	$170,148	$27,521	$(2,037)	$150,228	$1,192,095	$10,463	$—
New Perspective Fund, Class R-6	900,114	164,261	5,494	2,014	129,858	1,190,753	12,570	44,297
The Growth Fund of America, Class R-6	629,704	89,710	3,909	1,495	117,018	834,018	6,174	47,025
AMCAP Fund, Class R-6	631,120	75,347	3,902	1,310	128,262	832,137	4,150	18,994
New World Fund, Inc., Class R-6	359,135	319,156	2,790	870	54,693	731,064	6,843	5,023
The New Economy Fund, Class R-6	449,544	70,638	2,776	992	78,405	596,803	2,870	18,733
EuroPacific Growth Fund, Class R-6	178,683	33,351	1,076	256	27,652	238,866	3,336	3,943
						5,615,736
Growth-and-income funds 37%
Fundamental Investors, Class R-6	808,635	114,316	7,373	1,498	156,741	1,073,817	8,088	34,188
Capital World Growth and Income Fund, Class R-6	808,657	122,794	55,991	275	139,430	1,015,165	10,466	14,678
Washington Mutual Investors Fund, Class R-6	718,663	133,139	5,712	1,856	108,981	956,927	9,445	17,344
The Investment Company of America, Class R-6	629,964	93,313	5,239	1,497	115,163	834,698	7,207	25,156
American Mutual Fund, Class R-6	452,272	96,568	3,686	950	53,061	599,165	7,653	8,325
						4,479,772
Balanced funds 10%
American Balanced Fund, Class R-6	540,462	113,851	6,020	836	69,745	718,874	12,207	—
American Funds Global Balanced Fund, Class R-6	545,240	99,983	232,540	(13,123)	79,275	478,835	5,549	—
						1,197,709
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	462,847	153,020	12,575	(2,215)	4,211	605,288	12,637	—
American Funds Emerging Markets Bond Fund, Class R-6	—	61,186	138	1	(738)	60,311	592	—
						665,599
Total 100%				$(3,525)	$1,411,985	$11,958,816	$120,250	$237,706

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 47%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	27,654,820	$1,861,723
New Perspective Fund, Class R-6	31,620,945	1,852,987
AMCAP Fund, Class R-6	34,841,360	1,429,889
The Growth Fund of America, Class R-6	20,822,777	1,418,031
New World Fund, Inc., Class R-6	16,019,375	1,242,943
The New Economy Fund, Class R-6	17,777,708	1,022,041
EuroPacific Growth Fund, Class R-6	7,128,798	407,696
American Funds Global Insight Fund, Class R-6	16,685,768	368,756
		9,604,066

Growth-and-income funds 37%
Fundamental Investors, Class R-6	23,888,981	1,828,941
Capital World Growth and Income Fund, Class R-6	27,655,463	1,737,869
Washington Mutual Investors Fund, Class R-6	27,313,434	1,635,255
The Investment Company of America, Class R-6	23,334,315	1,250,953
American Mutual Fund, Class R-6	22,992,149	1,206,398
		7,659,416

Balanced funds 10%
American Balanced Fund, Class R-6	37,476,700	1,228,112
American Funds Global Balanced Fund, Class R-6	22,486,318	819,626
		2,047,738

Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	89,466,355	1,033,336
American Funds Emerging Markets Bond Fund, Class R-6	13,461,574	103,654
		1,136,990

Total investment securities 100% (cost: $18,098,538,000)		20,448,210
Other assets less liabilities 0%		(1,619)

Net assets 100%		$20,446,591

American Funds Target Date Retirement Series	9

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
SMALLCAP World Fund, Inc., Class R-6	$1,471,080	$158,925	$9,082	$3,542	$237,258	$1,861,723	$16,963	$—
New Perspective Fund, Class R-6	1,466,773	181,241	9,141	3,718	210,396	1,852,987	20,192	71,161
AMCAP Fund, Class R-6	1,119,966	97,962	16,678	1,144	227,495	1,429,889	7,361	33,691
The Growth Fund of America, Class R-6	1,117,473	98,497	7,115	3,045	206,131	1,418,031	10,929	83,239
New World Fund, Inc., Class R-6	635,638	515,358	5,039	1,664	95,322	1,242,943	11,884	8,723
The New Economy Fund, Class R-6	797,836	89,045	5,043	2,096	138,107	1,022,041	4,997	32,622
EuroPacific Growth Fund, Class R-6	316,974	43,503	1,966	507	48,678	407,696	5,738	6,782
American Funds Global Insight Fund, Class R-6	253,055	78,144	1,660	365	38,852	368,756	4,337	—
						9,604,066
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,427,475	135,598	12,435	3,806	274,497	1,828,941	14,102	59,952
Capital World Growth and Income Fund, Class R-6	1,430,517	146,946	85,100	1,349	244,157	1,737,869	18,252	25,744
Washington Mutual Investors Fund, Class R-6	1,278,146	169,915	7,973	3,434	191,733	1,635,255	16,449	30,402
The Investment Company of America, Class R-6	994,155	81,733	6,571	2,561	179,075	1,250,953	11,083	39,076
American Mutual Fund, Class R-6	931,729	170,426	6,258	2,151	108,350	1,206,398	15,530	16,938
						7,659,416
Balanced funds 10%
American Balanced Fund, Class R-6	961,431	151,273	9,211	1,506	123,113	1,228,112	21,334	—
American Funds Global Balanced Fund, Class R-6	965,294	136,446	398,796	(24,820)	141,502	819,626	9,641	—
						2,047,738
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	820,613	233,855	25,603	(4,103)	8,574	1,033,336	21,960	—
American Funds Emerging Markets Bond Fund, Class R-6	—	105,164	248	1	(1,263)	103,654	1,019	—
						1,136,990
Total 100%				$1,966	$2,471,977	$20,448,210	$211,771	$408,330

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 45%	Shares	Value (000)
New Perspective Fund, Class R-6	45,174,598	$2,647,231
SMALLCAP World Fund, Inc., Class R-6	35,401,822	2,383,251
The Growth Fund of America, Class R-6	30,497,387	2,076,872
AMCAP Fund, Class R-6	50,408,211	2,068,753
New World Fund, Inc., Class R-6	17,895,360	1,388,501
The New Economy Fund, Class R-6	21,215,868	1,219,700
American Funds Global Insight Fund, Class R-6	38,189,703	843,992
EuroPacific Growth Fund, Class R-6	10,109,005	578,134
		13,206,434

Growth-and-income funds 36%
Fundamental Investors, Class R-6	31,499,901	2,411,632
Washington Mutual Investors Fund, Class R-6	39,136,355	2,343,093
Capital World Growth and Income Fund, Class R-6	35,683,380	2,242,344
American Mutual Fund, Class R-6	38,538,531	2,022,117
The Investment Company of America, Class R-6	28,359,693	1,520,363
		10,539,549

Equity-income funds 4%
The Income Fund of America, Class R-6	22,669,285	535,902
Capital Income Builder, Class R-6	8,075,384	535,156
		1,071,058

Balanced funds 10%
American Balanced Fund, Class R-6	62,293,100	2,041,345
American Funds Global Balanced Fund, Class R-6	29,005,351	1,057,245
		3,098,590

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	129,371,199	1,494,238
American Funds Emerging Markets Bond Fund, Class R-6	19,121,861	147,238
		1,641,476

Total investment securities 100% (cost: $25,627,237,000)		29,557,107
Other assets less liabilities 0%		(2,979)

Net assets 100%		$29,554,128

American Funds Target Date Retirement Series	11

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
New Perspective Fund, Class R-6	$2,113,002	$238,032	$12,521	$6,145	$302,573	$2,647,231	$29,087	$102,509
SMALLCAP World Fund, Inc., Class R-6	1,930,444	201,996	68,617	(9,393)	328,821	2,383,251	22,317	—
The Growth Fund of America, Class R-6	1,647,056	139,161	17,695	4,972	303,378	2,076,872	16,111	122,713
AMCAP Fund, Class R-6	1,648,906	103,839	21,695	3,285	334,418	2,068,753	10,860	49,702
New World Fund, Inc., Class R-6	755,019	525,431	5,592	2,004	111,639	1,388,501	13,801	10,130
The New Economy Fund, Class R-6	1,003,550	47,318	5,929	3,340	171,421	1,219,700	6,286	41,033
American Funds Global Insight Fund, Class R-6	652,566	94,142	3,854	830	100,308	843,992	11,289	—
EuroPacific Growth Fund, Class R-6	464,009	44,820	2,711	811	71,205	578,134	8,436	9,971
						13,206,434
Growth-and-income funds 36%
Fundamental Investors, Class R-6	1,938,250	117,397	16,991	4,781	368,195	2,411,632	18,848	80,583
Washington Mutual Investors Fund, Class R-6	1,899,040	167,300	11,093	5,556	282,290	2,343,093	24,056	44,814
Capital World Growth and Income Fund, Class R-6	1,938,371	124,862	148,875	(1,770)	329,756	2,242,344	24,199	34,587
American Mutual Fund, Class R-6	1,610,435	230,731	9,457	4,752	185,656	2,022,117	26,646	29,281
The Investment Company of America, Class R-6	1,238,416	64,346	7,288	3,259	221,630	1,520,363	13,624	48,325
						10,539,549
Equity-income funds 4%
The Income Fund of America, Class R-6	381,784	117,393	2,344	360	38,709	535,902	10,652	—
Capital Income Builder, Class R-6	381,515	118,701	2,344	430	36,854	535,156	10,076	474
						1,071,058
Balanced funds 10%
American Balanced Fund, Class R-6	1,608,299	234,324	9,521	3,387	204,856	2,041,345	35,589	—
American Funds Global Balanced Fund, Class R-6	1,250,351	114,253	456,846	(28,541)	178,028	1,057,245	12,231	—
						3,098,590
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,203,224	296,609	13,195	(68)	7,668	1,494,238	32,007	—
American Funds Emerging Markets Bond Fund, Class R-6	—	149,398	343	1	(1,818)	147,238	1,466	—
						1,641,476
Total 100%				$4,141	$3,575,587	$29,557,107	$327,581	$574,122

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	40,524,168	$2,374,716
The Growth Fund of America, Class R-6	34,483,589	2,348,332
SMALLCAP World Fund, Inc., Class R-6	34,740,090	2,338,703
AMCAP Fund, Class R-6	55,695,289	2,285,735
New World Fund, Inc., Class R-6	19,316,479	1,498,766
The New Economy Fund, Class R-6	22,575,753	1,297,880
American Funds Global Insight Fund, Class R-6	57,725,521	1,275,734
EuroPacific Growth Fund, Class R-6	11,286,211	645,458
		14,065,324

Growth-and-income funds 34%
Fundamental Investors, Class R-6	34,482,724	2,639,997
Capital World Growth and Income Fund, Class R-6	39,460,323	2,479,687
Washington Mutual Investors Fund, Class R-6	39,042,867	2,337,496
American Mutual Fund, Class R-6	43,767,463	2,296,479
The Investment Company of America, Class R-6	25,758,065	1,380,890
		11,134,549

Equity-income funds 7%
The Income Fund of America, Class R-6	53,424,383	1,262,953
Capital Income Builder, Class R-6	14,553,150	964,437
		2,227,390

Balanced funds 11%
American Balanced Fund, Class R-6	79,523,237	2,605,976
American Funds Global Balanced Fund, Class R-6	31,571,979	1,150,799
		3,756,775

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	143,762,566	1,660,458
American Funds Emerging Markets Bond Fund, Class R-6	21,336,342	164,290
		1,824,748

Total investment securities 100% (cost: $28,502,128,000)		33,008,786
Other assets less liabilities 0%		(3,513)

Net assets 100%		$33,005,273

American Funds Target Date Retirement Series	13

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,961,736	$140,710	$11,537	$5,786	$278,021	$2,374,716	$26,821	$94,520
The Growth Fund of America, Class R-6	1,862,625	156,467	18,655	5,072	342,823	2,348,332	18,159	138,308
SMALLCAP World Fund, Inc., Class R-6	1,909,719	128,078	14,140	4,420	310,626	2,338,703	22,075	—
AMCAP Fund, Class R-6	1,864,651	107,746	66,094	(1,714)	381,146	2,285,735	12,224	55,945
New World Fund, Inc., Class R-6	787,092	597,879	5,974	2,191	117,578	1,498,766	14,482	10,630
The New Economy Fund, Class R-6	1,060,246	58,597	6,387	3,631	181,793	1,297,880	6,647	43,394
American Funds Global Insight Fund, Class R-6	1,006,649	119,954	5,991	1,312	153,810	1,275,734	17,226	—
EuroPacific Growth Fund, Class R-6	521,336	46,254	3,079	924	80,023	645,458	9,466	11,189
						14,065,324
Growth-and-income funds 34%
Fundamental Investors, Class R-6	2,108,327	137,195	12,705	6,258	400,922	2,639,997	20,586	87,893
Capital World Growth and Income Fund, Class R-6	2,114,286	120,496	114,033	(1,244)	360,182	2,479,687	26,504	37,707
Washington Mutual Investors Fund, Class R-6	1,935,266	122,640	11,315	5,819	285,086	2,337,496	24,119	45,020
American Mutual Fund, Class R-6	1,865,024	222,981	10,911	5,512	213,873	2,296,479	30,536	33,648
The Investment Company of America, Class R-6	1,144,124	57,198	27,910	3,651	203,827	1,380,890	12,559	44,639
						11,134,549
Equity-income funds 7%
The Income Fund of America, Class R-6	966,458	207,476	10,182	691	98,510	1,262,953	26,471	—
Capital Income Builder, Class R-6	751,094	143,685	4,466	757	73,367	964,437	19,396	927
						2,227,390
Balanced funds 11%
American Balanced Fund, Class R-6	2,086,163	266,804	15,271	3,794	264,486	2,605,976	45,697	—
American Funds Global Balanced Fund, Class R-6	1,343,055	129,270	482,472	(8,487)	169,433	1,150,799	13,214	—
						3,756,775
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,355,374	322,993	26,714	(3,300)	12,105	1,660,458	35,748	—
American Funds Emerging Markets Bond Fund, Class R-6	—	166,724	389	1	(2,046)	164,290	1,632	—
						1,824,748
Total 100%				$35,074	$3,925,565	$33,008,786	$383,562	$603,820

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	41,630,553	$2,835,041
AMCAP Fund, Class R-6	67,834,917	2,783,945
New Perspective Fund, Class R-6	46,488,918	2,724,250
SMALLCAP World Fund, Inc., Class R-6	35,045,525	2,359,265
The New Economy Fund, Class R-6	27,099,091	1,557,927
American Funds Global Insight Fund, Class R-6	68,784,016	1,520,127
New World Fund, Inc., Class R-6	15,901,310	1,233,782
EuroPacific Growth Fund, Class R-6	2,912,188	166,548
		15,180,885

Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,884,626	2,900,447
Capital World Growth and Income Fund, Class R-6	44,783,962	2,814,224
American Mutual Fund, Class R-6	52,207,957	2,739,352
Washington Mutual Investors Fund, Class R-6	40,361,684	2,416,454
The Investment Company of America, Class R-6	29,878,667	1,601,795
International Growth and Income Fund, Class R-6	17,873,314	659,704
		13,131,976

Equity-income funds 7%
The Income Fund of America, Class R-6	67,643,969	1,599,104
Capital Income Builder, Class R-6	18,067,486	1,197,332
		2,796,436

Balanced funds 12%
American Balanced Fund, Class R-6	96,810,311	3,172,474
American Funds Global Balanced Fund, Class R-6	37,518,741	1,367,558
		4,540,032

Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	173,292,971	2,001,534
American Funds Inflation Linked Bond Fund, Class R-6	100,877,226	906,886
American Funds Multi-Sector Income Fund, Class R-6	79,294,038	726,334
Capital World Bond Fund, Class R-6	25,211,347	395,818
		4,030,572

Total investment securities 100% (cost: $34,029,440,000)		39,679,901
Other assets less liabilities 0%		(5,477)

Net assets 100%		$39,674,424

American Funds Target Date Retirement Series	15

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$2,277,362	$191,912	$59,390	$5,796	$419,361	$2,835,041	$22,274	$169,639
AMCAP Fund, Class R-6	2,253,640	84,524	16,177	8,952	453,006	2,783,945	14,825	67,849
New Perspective Fund, Class R-6	2,241,708	171,864	15,537	8,169	318,046	2,724,250	30,790	108,508
SMALLCAP World Fund, Inc., Class R-6	1,989,890	90,154	53,215	(4,744)	337,180	2,359,265	23,074	—
The New Economy Fund, Class R-6	1,279,546	64,069	8,996	5,231	218,077	1,557,927	8,036	52,460
American Funds Global Insight Fund, Class R-6	1,276,043	56,210	8,620	1,584	194,910	1,520,127	21,932	—
New World Fund, Inc., Class R-6	706,826	429,893	5,843	2,183	100,723	1,233,782	12,823	9,412
EuroPacific Growth Fund, Class R-6	216,932	8,151	87,073	12,970	15,568	166,548	3,735	4,416
						15,180,885
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,350,123	119,560	19,997	8,722	442,039	2,900,447	22,674	96,886
Capital World Growth and Income Fund, Class R-6	2,335,965	106,013	23,468	6,119	389,595	2,814,224	29,215	41,409
American Mutual Fund, Class R-6	2,273,685	214,295	15,502	8,388	258,486	2,739,352	36,828	40,999
Washington Mutual Investors Fund, Class R-6	2,032,476	93,054	13,813	7,456	297,281	2,416,454	25,190	47,318
The Investment Company of America, Class R-6	1,308,164	65,414	9,121	4,461	232,877	1,601,795	14,375	51,039
International Growth and Income Fund, Class R-6	504,323	79,816	3,508	907	78,166	659,704	6,142	—
						13,131,976
Equity-income funds 7%
The Income Fund of America, Class R-6	1,307,067	166,928	8,871	1,068	132,912	1,599,104	35,119	—
Capital Income Builder, Class R-6	979,368	127,953	6,646	1,058	95,599	1,197,332	24,880	1,204
						2,796,436
Balanced funds 12%
American Balanced Fund, Class R-6	2,611,419	244,430	17,881	6,264	328,242	3,172,474	56,729	—
American Funds Global Balanced Fund, Class R-6	1,636,926	130,795	595,705	2,083	193,459	1,367,558	15,868	—
						4,540,032
Fixed income funds 10%
U.S. Government Securities Fund, Class R-6	1,656,604	367,846	34,701	(4,657)	16,442	2,001,534	43,326	—
American Funds Inflation Linked Bond Fund, Class R-6	788,479	223,829	116,017	(15,398)	25,993	906,886	10,935	—
American Funds Multi-Sector Income Fund, Class R-6	521,592	177,305	3,759	274	30,922	726,334	20,504	—
Capital World Bond Fund, Class R-6	—	404,348	1,131	5	(7,404)	395,818	1,560	—
						4,030,572
Total 100%				$66,891	$4,571,480	$39,679,901	$480,834	$691,139

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 24%	Shares	Value (000)
The Growth Fund of America, Class R-6	38,760,342	$2,639,579
AMCAP Fund, Class R-6	64,308,031	2,639,202
SMALLCAP World Fund, Inc., Class R-6	27,209,576	1,831,749
American Funds Global Insight Fund, Class R-6	78,930,637	1,744,367
New Perspective Fund, Class R-6	25,153,756	1,474,010
The New Economy Fund, Class R-6	2,957,818	170,045
New World Fund, Inc., Class R-6	1,129,241	87,618
		10,586,570

Growth-and-income funds 31%
American Mutual Fund, Class R-6	58,357,778	3,062,033
Capital World Growth and Income Fund, Class R-6	48,329,690	3,037,038
Fundamental Investors, Class R-6	34,349,171	2,629,772
Washington Mutual Investors Fund, Class R-6	37,104,061	2,221,420
The Investment Company of America, Class R-6	32,280,904	1,730,579
International Growth and Income Fund, Class R-6	23,573,392	870,094
		13,550,936

Equity-income funds 8%
The Income Fund of America, Class R-6	74,240,601	1,755,048
Capital Income Builder, Class R-6	25,801,359	1,709,856
		3,464,904

Balanced funds 13%
American Balanced Fund, Class R-6	106,253,992	3,481,943
American Funds Global Balanced Fund, Class R-6	59,703,230	2,176,183
		5,658,126

Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	189,869,306	2,192,990
American Funds Inflation Linked Bond Fund, Class R-6	234,194,473	2,105,408
American Funds Mortgage Fund, Class R-6	233,809,193	1,978,026
American Funds Multi-Sector Income Fund, Class R-6	139,781,535	1,280,399

American Funds Target Date Retirement Series	17

American Funds 2035 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	98,045,833	$1,193,218
American Funds Strategic Bond Fund, Class R-6	89,641,516	790,638
Capital World Bond Fund, Class R-6	50,275,148	789,320
		10,329,999

Total investment securities 100% (cost: $38,726,231,000)		43,590,535
Other assets less liabilities 0%		(5,902)

Net assets 100%		$43,584,633

18	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24%
The Growth Fund of America, Class R-6	$2,330,831	$225,655	$367,992	$6,142	$444,943	$2,639,579	$22,796	$173,622
AMCAP Fund, Class R-6	2,227,379	117,220	168,218	10,111	452,710	2,639,202	14,640	67,004
SMALLCAP World Fund, Inc., Class R-6	1,528,765	63,826	13,069	6,762	245,465	1,831,749	17,590	—
American Funds Global Insight Fund, Class R-6	1,365,221	185,206	11,290	2,073	203,157	1,744,367	23,306	—
New Perspective Fund, Class R-6	1,597,395	105,962	474,046	72,588	172,111	1,474,010	21,785	76,772
The New Economy Fund, Class R-6	539,918	24,283	505,917	158,099	(46,338)	170,045	3,226	21,057
New World Fund, Inc., Class R-6	294,485	9,263	260,145	81,393	(37,378)	87,618	5,343	3,921
						10,586,570
Growth-and-income funds 31%
American Mutual Fund, Class R-6	2,486,341	311,953	20,578	11,173	273,144	3,062,033	39,466	44,133
Capital World Growth and Income Fund, Class R-6	2,474,695	168,373	20,773	8,732	406,011	3,037,038	30,632	43,395
Fundamental Investors, Class R-6	2,281,707	122,631	218,671	18,393	425,712	2,629,772	22,002	94,065
Washington Mutual Investors Fund, Class R-6	1,914,095	77,415	56,707	12,709	273,908	2,221,420	23,536	44,293
The Investment Company of America, Class R-6	1,456,802	72,838	64,955	9,769	256,125	1,730,579	16,000	56,838
International Growth and Income Fund, Class R-6	670,248	105,089	5,412	1,403	98,766	870,094	7,654	—
						13,550,936
Equity-income funds 8%
The Income Fund of America, Class R-6	1,379,358	249,404	11,276	2,252	135,310	1,755,048	36,340	—
Capital Income Builder, Class R-6	1,306,190	288,847	10,697	1,887	123,629	1,709,856	32,560	1,605
						3,464,904
Balanced funds 13%
American Balanced Fund, Class R-6	2,840,532	307,462	23,753	6,478	351,224	3,481,943	60,935	—
American Funds Global Balanced Fund, Class R-6	1,754,479	231,412	14,324	2,854	201,762	2,176,183	17,760	—
						5,658,126
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	1,826,728	367,241	14,942	693	13,270	2,192,990	47,075	—
American Funds Inflation Linked Bond Fund, Class R-6	1,656,949	458,404	31,185	97	21,143	2,105,408	23,036	—
American Funds Mortgage Fund, Class R-6	1,438,639	539,346	12,759	793	12,007	1,978,026	41,163	—
American Funds Multi-Sector Income Fund, Class R-6	997,800	234,097	12,571	500	60,573	1,280,399	37,385	—
Intermediate Bond Fund of America, Class R-6	850,190	355,901	17,536	(769)	5,432	1,193,218	21,501	—
American Funds Strategic Bond Fund, Class R-6	553,835	241,934	11,460	292	6,037	790,638	4,987	—
Capital World Bond Fund, Class R-6[2]	554,224	227,754	20,363	598	27,107	789,320	(5,025)	—
						10,329,999
Total 100%				$415,022	$4,125,830	$43,590,535	$565,693	$626,705

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 18%	Shares	Value (000)
AMCAP Fund, Class R-6	66,573,508	$2,732,177
The Growth Fund of America, Class R-6	29,154,753	1,985,438
American Funds Global Insight Fund, Class R-6	65,404,573	1,445,441
SMALLCAP World Fund, Inc., Class R-6	15,351,319	1,033,451
New Perspective Fund, Class R-6	16,988,615	995,533
		8,192,040

Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	51,484,751	3,235,302
American Mutual Fund, Class R-6	61,116,517	3,206,783
Washington Mutual Investors Fund, Class R-6	38,478,704	2,303,720
Fundamental Investors, Class R-6	20,369,128	1,559,460
The Investment Company of America, Class R-6	27,391,413	1,468,454
International Growth and Income Fund, Class R-6	25,378,324	936,714
		12,710,433

Equity-income funds 8%
The Income Fund of America, Class R-6	77,526,163	1,832,719
Capital Income Builder, Class R-6	27,390,814	1,815,189
		3,647,908

Balanced funds 13%
American Balanced Fund, Class R-6	111,206,682	3,644,243
American Funds Global Balanced Fund, Class R-6	62,032,717	2,261,093
		5,905,336

Fixed income funds 33%
The Bond Fund of America, Class R-6	259,824,957	2,847,681
American Funds Inflation Linked Bond Fund, Class R-6	296,611,359	2,666,536
U.S. Government Securities Fund, Class R-6	195,268,122	2,255,347
American Funds Mortgage Fund, Class R-6	265,676,097	2,247,620
Intermediate Bond Fund of America, Class R-6	177,145,935	2,155,866
American Funds Multi-Sector Income Fund, Class R-6	148,424,100	1,359,565
Capital World Bond Fund, Class R-6	55,781,591	875,771
American Funds Strategic Bond Fund, Class R-6	99,228,677	875,197
		15,283,583

Total investment securities 100% (cost: $41,731,230,000)		45,739,300
Other assets less liabilities 0%		(6,440)

Net assets 100%		$45,732,860

20	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18%
AMCAP Fund, Class R-6	$2,396,498	$93,630	$243,750	$975	$484,824	$2,732,177	$15,669	$71,711
The Growth Fund of America, Class R-6	1,816,367	156,373	313,679	(17,747)	344,124	1,985,438	17,353	132,169
American Funds Global Insight Fund, Class R-6	1,325,460	22,627	102,916	5,177	195,093	1,445,441	22,627	—
SMALLCAP World Fund, Inc., Class R-6	1,000,635	11,513	144,860	(33,908)	200,071	1,033,451	11,513	—
New Perspective Fund, Class R-6	941,548	58,154	136,410	(3,107)	135,348	995,533	12,854	45,299
						8,192,040
Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	2,756,024	90,488	75,440	10,027	454,203	3,235,302	33,984	48,310
American Mutual Fund, Class R-6	2,648,197	278,362	27,580	14,894	292,910	3,206,783	42,590	46,742
Washington Mutual Investors Fund, Class R-6	1,965,683	77,178	33,059	11,930	281,988	2,303,720	24,170	45,487
Fundamental Investors, Class R-6	1,710,021	88,073	546,534	69,951	237,949	1,559,460	15,027	70,497
The Investment Company of America, Class R-6	1,423,565	72,969	277,183	27,000	222,103	1,468,454	14,671	55,542
International Growth and Income Fund, Class R-6	782,464	41,680	7,862	2,048	118,384	936,714	9,124	—
						12,710,433
Equity-income funds 8%
The Income Fund of America, Class R-6	1,514,204	180,388	15,672	3,444	150,355	1,832,719	40,279	—
Capital Income Builder, Class R-6	1,513,847	167,866	15,682	3,318	145,840	1,815,189	38,237	1,842
						3,647,908
Balanced funds 13%
American Balanced Fund, Class R-6	3,104,897	175,558	31,579	13,062	382,305	3,644,243	66,263	—
American Funds Global Balanced Fund, Class R-6	1,910,592	141,352	19,661	3,917	224,893	2,261,093	19,740	—
						5,905,336
Fixed income funds 33%
The Bond Fund of America, Class R-6	2,155,386	678,982	27,966	341	40,938	2,847,681	57,703	—
American Funds Inflation Linked Bond Fund, Class R-6	2,310,220	347,541	22,952	384	31,343	2,666,536	31,203	—
U.S. Government Securities Fund, Class R-6	1,987,841	270,121	19,736	835	16,286	2,255,347	50,120	—
American Funds Mortgage Fund, Class R-6	1,969,778	267,117	20,495	841	30,379	2,247,620	52,265	—
Intermediate Bond Fund of America, Class R-6	1,815,303	342,901	18,547	611	15,598	2,155,866	43,086	—
American Funds Multi-Sector Income Fund, Class R-6	1,181,144	117,585	11,857	794	71,899	1,359,565	42,444	—
Capital World Bond Fund, Class R-6[2]	772,647	88,414	31,233	468	45,475	875,771	(9,463)	—
American Funds Strategic Bond Fund, Class R-6	769,948	108,568	17,735	225	14,191	875,197	5,349	—
						15,283,583
Total 100%				$115,480	$4,136,499	$45,739,300	$656,808	$517,599

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2024

Growth funds 7%	Shares	Value (000)
AMCAP Fund, Class R-6	26,307,473	$1,079,659
American Funds Global Insight Fund, Class R-6	44,706,973	988,024
The Growth Fund of America, Class R-6	2,152,441	146,581
New Perspective Fund, Class R-6	1,396,948	81,861
SMALLCAP World Fund, Inc., Class R-6	1,216,000	81,861
		2,377,986

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	31,561,438	1,983,321
American Mutual Fund, Class R-6	37,722,674	1,979,309
Washington Mutual Investors Fund, Class R-6	27,124,396	1,623,937
The Investment Company of America, Class R-6	18,354,453	983,982
Fundamental Investors, Class R-6	12,806,618	980,475
International Growth and Income Fund, Class R-6	10,150,803	374,666
		7,925,690

Equity-income funds 13%
The Income Fund of America, Class R-6	104,067,903	2,460,165
Capital Income Builder, Class R-6	24,170,927	1,601,808
		4,061,973

Balanced funds 12%
American Balanced Fund, Class R-6	80,203,961	2,628,284
American Funds Global Balanced Fund, Class R-6	37,487,864	1,366,432
		3,994,716

Fixed income funds 43%
The Bond Fund of America, Class R-6	230,585,873	2,527,221
American Funds Inflation Linked Bond Fund, Class R-6	277,173,780	2,491,792
Intermediate Bond Fund of America, Class R-6	155,236,975	1,889,234
American Funds Mortgage Fund, Class R-6	220,085,008	1,861,919

22	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
U.S. Government Securities Fund, Class R-6	137,713,810	$1,590,595
American Funds Multi-Sector Income Fund, Class R-6	138,060,068	1,264,630
American Funds Strategic Bond Fund, Class R-6	101,524,111	895,443
American High-Income Trust, Class R-6	89,415,844	844,980
Capital World Bond Fund, Class R-6	40,372,377	633,846
		13,999,660

Total investment securities 100% (cost: $30,238,287,000)		32,360,025
Other assets less liabilities 0%		(4,832)

Net assets 100%		$32,355,193

American Funds Target Date Retirement Series	23

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 7%
AMCAP Fund, Class R-6	$1,138,339	$40,128	$321,959	$13,803	$209,348	$1,079,659	$7,196	$32,932
American Funds Global Insight Fund, Class R-6	943,855	16,081	113,518	5,296	136,310	988,024	16,082	—
The Growth Fund of America, Class R-6	300,782	24,554	226,083	84,350	(37,022)	146,581	2,850	21,704
New Perspective Fund, Class R-6	181,001	11,103	131,673	59,128	(37,698)	81,861	2,454	8,648
SMALLCAP World Fund, Inc., Class R-6	180,942	2,019	129,974	(41,413)	70,287	81,861	2,018	—
						2,377,986
Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	1,907,879	60,680	297,625	(167)	312,554	1,983,321	22,346	32,816
American Mutual Fund, Class R-6	1,901,860	67,380	207,318	23,275	194,112	1,979,309	29,164	33,522
Washington Mutual Investors Fund, Class R-6	1,541,045	56,816	200,064	28,660	197,480	1,623,937	18,108	35,229
The Investment Company of America, Class R-6	949,759	47,921	178,435	30,523	134,214	983,982	9,670	36,089
Fundamental Investors, Class R-6	947,167	47,866	187,727	18,423	154,746	980,475	8,469	38,104
International Growth and Income Fund, Class R-6	410,482	4,167	99,319	10,482	48,854	374,666	4,167	—
						7,925,690
Equity-income funds 13%
The Income Fund of America, Class R-6	1,904,360	397,416	39,608	5,252	192,745	2,460,165	51,786	—
Capital Income Builder, Class R-6	1,369,328	116,319	19,102	4,185	131,078	1,601,808	34,212	1,661
						4,061,973
Balanced funds 12%
American Balanced Fund, Class R-6	2,457,150	51,421	190,229	12,343	297,599	2,628,284	51,421	—
American Funds Global Balanced Fund, Class R-6	1,383,379	13,179	193,671	1,162	162,383	1,366,432	13,179	—
						3,994,716
Fixed income funds 43%
The Bond Fund of America, Class R-6	2,287,027	224,498	39,327	(1,120)	56,143	2,527,221	55,832	—
American Funds Inflation Linked Bond Fund, Class R-6	2,241,055	247,270	28,862	340	31,989	2,491,792	29,823	—
Intermediate Bond Fund of America, Class R-6	1,710,992	182,498	22,011	561	17,194	1,889,234	38,963	—
American Funds Mortgage Fund, Class R-6	1,673,754	182,766	23,192	1,073	27,518	1,861,919	43,886	—
U.S. Government Securities Fund, Class R-6	1,451,641	142,882	18,851	660	14,263	1,590,595	35,998	—
American Funds Multi-Sector Income Fund, Class R-6	1,090,474	121,206	14,560	928	66,582	1,264,630	39,440	—
American Funds Strategic Bond Fund, Class R-6	767,518	134,702	20,620	390	13,453	895,443	5,526	—
American High-Income Trust, Class R-6	643,741	167,775	9,631	937	42,158	844,980	26,038	—
Capital World Bond Fund, Class R-6[2]	576,459	47,156	25,353	400	35,184	633,846	(7,629)	—
						13,999,660
Total 100%				$259,471	$2,471,474	$32,360,025	$540,999	$240,705

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2024

Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	14,872,299	$328,678
AMCAP Fund, Class R-6	4,602,685	188,894
		517,572

Growth-and-income funds 22%
American Mutual Fund, Class R-6	17,731,405	930,367
Capital World Growth and Income Fund, Class R-6	12,560,813	789,322
Washington Mutual Investors Fund, Class R-6	12,946,431	775,103
The Investment Company of America, Class R-6	8,649,937	463,723
Fundamental Investors, Class R-6	6,053,476	463,454
International Growth and Income Fund, Class R-6	460,075	16,981
		3,438,950

Equity-income funds 18%
The Income Fund of America, Class R-6	76,280,741	1,803,277
Capital Income Builder, Class R-6	13,864,911	918,827
		2,722,104

Balanced funds 12%
American Balanced Fund, Class R-6	37,949,209	1,243,596
American Funds Global Balanced Fund, Class R-6	17,094,822	623,106
		1,866,702

Fixed income funds 45%
The Bond Fund of America, Class R-6	113,997,397	1,249,412
American Funds Inflation Linked Bond Fund, Class R-6	138,844,757	1,248,214
Intermediate Bond Fund of America, Class R-6	77,234,742	939,947
American Funds Mortgage Fund, Class R-6	109,666,372	927,778
U.S. Government Securities Fund, Class R-6	66,953,150	773,309
American Funds Multi-Sector Income Fund, Class R-6	68,646,532	628,802
American High-Income Trust, Class R-6	50,079,089	473,247
American Funds Strategic Bond Fund, Class R-6	52,022,233	458,836
Capital World Bond Fund, Class R-6	19,784,160	310,611
		7,010,156

Total investment securities 100% (cost: $14,447,599,000)		15,555,484
Other assets less liabilities 0%		(1,850)

Net assets 100%		$15,553,634

American Funds Target Date Retirement Series	25

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$331,893	$5,467	$58,120	$2,391	$47,047	$328,678	$5,466	$—
AMCAP Fund, Class R-6	211,202	7,332	71,234	21,906	19,688	188,894	1,315	6,018
						517,572
Growth-and-income funds 22%
American Mutual Fund, Class R-6	895,783	29,112	96,988	21,742	80,718	930,367	13,591	15,520
Capital World Growth and Income Fund, Class R-6	772,887	22,235	132,715	5,439	121,476	789,322	9,019	13,215
Washington Mutual Investors Fund, Class R-6	739,773	25,380	98,728	25,649	83,029	775,103	8,655	16,726
The Investment Company of America, Class R-6	449,151	21,258	85,040	23,502	54,852	463,723	4,549	16,708
Fundamental Investors, Class R-6	443,502	21,619	83,913	22,340	59,906	463,454	3,982	17,637
International Growth and Income Fund, Class R-6	32,649	305	20,658	5,131	(446)	16,981	305	—
						3,438,950
Equity-income funds 18%
The Income Fund of America, Class R-6	1,643,680	45,777	51,923	5,497	160,246	1,803,277	42,346	—
Capital Income Builder, Class R-6	873,412	22,089	62,820	5,871	80,275	918,827	21,040	1,050
						2,722,104
Balanced funds 12%
American Balanced Fund, Class R-6	1,197,051	24,720	128,751	9,173	141,403	1,243,596	24,720	—
American Funds Global Balanced Fund, Class R-6	604,823	5,826	59,027	(1,899)	73,383	623,106	5,826	—
						1,866,702
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,203,997	38,493	24,360	(353)	31,635	1,249,412	28,335	—
American Funds Inflation Linked Bond Fund, Class R-6	1,198,824	55,974	24,962	(108)	18,486	1,248,214	15,887	—
Intermediate Bond Fund of America, Class R-6	904,268	39,377	14,446	185	10,563	939,947	19,886	—
American Funds Mortgage Fund, Class R-6	904,380	27,739	22,702	(1,475)	19,836	927,778	22,571	—
U.S. Government Securities Fund, Class R-6	754,511	22,468	13,393	(606)	10,329	773,309	17,985	—
American Funds Multi-Sector Income Fund, Class R-6	604,829	20,762	34,610	181	37,640	628,802	20,762	—
American High-Income Trust, Class R-6	455,066	16,301	28,378	(306)	30,564	473,247	16,301	—
American Funds Strategic Bond Fund, Class R-6	453,491	8,445	14,243	(102)	11,245	458,836	2,532	—
Capital World Bond Fund, Class R-6[2]	302,413	5,153	16,325	(256)	19,626	310,611	(4,225)	—
						7,010,156
Total 100%				$143,902	$1,111,501	$15,555,484	$280,848	$86,874

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2024

Growth funds 0%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	449,396	$9,932
AMCAP Fund, Class R-6	123,220	5,057
		14,989

Growth-and-income funds 20%
American Mutual Fund, Class R-6	5,570,266	292,272
Capital World Growth and Income Fund, Class R-6	3,863,410	242,776
Washington Mutual Investors Fund, Class R-6	3,329,894	199,361
The Investment Company of America, Class R-6	2,706,738	145,108
Fundamental Investors, Class R-6	1,322,464	101,248
		980,765

Equity-income funds 19%
The Income Fund of America, Class R-6	26,582,359	628,407
Capital Income Builder, Class R-6	4,414,275	292,534
		920,941

Balanced funds 11%
American Balanced Fund, Class R-6	10,549,272	345,699
American Funds Global Balanced Fund, Class R-6	5,345,428	194,841
		540,540

Fixed income funds 50%
The Bond Fund of America, Class R-6	39,429,018	432,142
Intermediate Bond Fund of America, Class R-6	34,611,483	421,222
American Funds Inflation Linked Bond Fund, Class R-6	43,807,794	393,832
American Funds Mortgage Fund, Class R-6	34,441,714	291,377
Short-Term Bond Fund of America, Class R-6	22,284,578	209,475
American Funds Multi-Sector Income Fund, Class R-6	22,356,225	204,783
American Funds Strategic Bond Fund, Class R-6	21,017,456	185,374
American High-Income Trust, Class R-6	16,516,373	156,080
Capital World Bond Fund, Class R-6	6,297,270	98,867
U.S. Government Securities Fund, Class R-6	2,936,144	33,912
		2,427,064

Total investment securities 100% (cost: $4,506,022,000)		4,884,299
Other assets less liabilities 0%		(830)

Net assets 100%		$4,883,469

American Funds Target Date Retirement Series	27

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
American Funds Global Insight Fund, Class R-6	$18,853	$318	$11,984	$722	$2,023	$9,932	$318	$—
AMCAP Fund, Class R-6	9,377	341	6,473	(323)	2,135	5,057	61	280
						14,989
Growth-and-income funds 20%
American Mutual Fund, Class R-6	282,729	11,222	33,938	8,250	24,009	292,272	4,266	4,882
Capital World Growth and Income Fund, Class R-6	235,430	11,938	43,180	5,601	32,987	242,776	2,734	3,993
Washington Mutual Investors Fund, Class R-6	196,348	7,076	32,766	10,102	18,601	199,361	2,273	4,424
The Investment Company of America, Class R-6	141,593	7,454	28,581	8,303	16,339	145,108	1,427	5,255
Fundamental Investors, Class R-6	102,946	5,363	25,963	8,890	10,012	101,248	912	4,081
						980,765
Equity-income funds 19%
The Income Fund of America, Class R-6	604,028	19,392	55,589	5,010	55,566	628,407	15,249	—
Capital Income Builder, Class R-6	283,585	7,144	26,003	3,317	24,491	292,534	6,766	338
						920,941
Balanced funds 11%
American Balanced Fund, Class R-6	339,099	6,974	42,936	2,891	39,671	345,699	6,974	—
American Funds Global Balanced Fund, Class R-6	189,726	2,315	19,663	(396)	22,859	194,841	1,826	—
						540,540
Fixed income funds 50%
The Bond Fund of America, Class R-6	417,697	12,030	8,514	(262)	11,191	432,142	9,829	—
Intermediate Bond Fund of America, Class R-6	400,650	22,403	6,538	140	4,567	421,222	8,845	—
American Funds Inflation Linked Bond Fund, Class R-6	380,964	13,406	6,419	(109)	5,990	393,832	5,005	—
American Funds Mortgage Fund, Class R-6	284,202	7,125	5,798	(17)	5,865	291,377	7,125	—
Short-Term Bond Fund of America, Class R-6	185,266	26,651	3,059	55	562	209,475	4,233	—
American Funds Multi-Sector Income Fund, Class R-6	193,378	6,621	7,203	26	11,961	204,783	6,621	—
American Funds Strategic Bond Fund, Class R-6	175,258	11,155	5,120	156	3,925	185,374	1,033	—
American High-Income Trust, Class R-6	146,021	5,213	4,787	(91)	9,724	156,080	5,213	—
Capital World Bond Fund, Class R-6[2]	97,150	1,642	6,148	(236)	6,459	98,867	(1,363)	—
U.S. Government Securities Fund, Class R-6	51,394	1,101	19,591	(3,029)	4,037	33,912	1,101	—
						2,427,064
Total 100%				$49,000	$312,974	$4,884,299	$90,448	$23,253

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

28	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2024

Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	3,703,536	$194,325
Washington Mutual Investors Fund, Class R-6	2,541,893	152,183
Capital World Growth and Income Fund, Class R-6	1,935,988	121,657
The Investment Company of America, Class R-6	2,120,733	113,693
Fundamental Investors, Class R-6	548,578	41,999
		623,857

Equity-income funds 25%
The Income Fund of America, Class R-6	28,213,629	666,970
Capital Income Builder, Class R-6	3,976,613	263,530
		930,500

Balanced funds 9%
American Balanced Fund, Class R-6	8,151,063	267,110
American Funds Global Balanced Fund, Class R-6	2,319,005	84,528
		351,638

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	33,890,760	412,451
The Bond Fund of America, Class R-6	34,297,586	375,902
Short-Term Bond Fund of America, Class R-6	31,414,491	295,296
American Funds Inflation Linked Bond Fund, Class R-6	30,397,436	273,273
American Funds Mortgage Fund, Class R-6	30,626,482	259,100
American Funds Strategic Bond Fund, Class R-6	16,992,267	149,872
American Funds Multi-Sector Income Fund, Class R-6	13,279,527	121,640
American High-Income Trust, Class R-6	1,559,667	14,739
Capital World Bond Fund, Class R-6	690,202	10,836
		1,913,109

Total investment securities 100% (cost: $3,650,318,000)		3,819,104
Other assets less liabilities 0%		191

Net assets 100%		$3,819,295

American Funds Target Date Retirement Series	29

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$191,912	$7,008	$26,368	$5,449	$16,324	$194,325	$2,871	$3,296
Washington Mutual Investors Fund, Class R-6	146,388	6,090	21,634	5,032	16,307	152,183	1,690	3,271
Capital World Growth and Income Fund, Class R-6	125,194	4,640	28,495	6,395	13,923	121,657	1,434	2,116
The Investment Company of America, Class R-6	111,029	6,219	22,736	4,970	14,211	113,693	1,111	4,089
Fundamental Investors, Class R-6	44,367	2,123	12,539	3,760	4,288	41,999	386	1,730
						623,857
Equity-income funds 25%
The Income Fund of America, Class R-6	620,881	38,470	55,105	(8)	62,732	666,970	15,811	—
Capital Income Builder, Class R-6	249,361	6,258	16,543	1,065	23,389	263,530	5,962	297
						930,500
Balanced funds 9%
American Balanced Fund, Class R-6	259,456	5,709	30,349	1,241	31,053	267,110	5,291	—
American Funds Global Balanced Fund, Class R-6	90,861	840	17,799	2,420	8,206	84,528	840	—
						351,638
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,648	18,532	5,441	92	4,620	412,451	8,704	—
The Bond Fund of America, Class R-6	365,007	14,926	13,654	(1,044)	10,667	375,902	8,524	—
Short-Term Bond Fund of America, Class R-6	276,083	21,138	2,978	34	1,019	295,296	6,087	—
American Funds Inflation Linked Bond Fund, Class R-6	267,518	6,655	5,106	(57)	4,263	273,273	3,515	—
American Funds Mortgage Fund, Class R-6	251,919	9,900	7,917	(551)	5,749	259,100	6,293	—
American Funds Strategic Bond Fund, Class R-6	149,189	2,771	5,830	(218)	3,960	149,872	813	—
American Funds Multi-Sector Income Fund, Class R-6	120,466	4,037	10,412	(47)	7,596	121,640	4,036	—
American High-Income Trust, Class R-6	24,132	697	11,643	(320)	1,873	14,739	697	—
Capital World Bond Fund, Class R-6[2]	16,749	233	7,546	(780)	2,180	10,836	(421)	—
						1,913,109
Total 100%				$27,433	$232,360	$3,819,104	$73,644	$14,799

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2024	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$2,677,055	$11,958,816	$20,448,210	$29,557,107	$33,008,786
Receivables for:
Sales of investments	—	—	1,698	—	4,382
Sales of fund’s shares	7,417	18,203	26,234	32,544	33,352
Dividends	586	2,652	4,540	6,566	7,307
Total assets	2,685,058	11,979,671	20,480,682	29,596,217	33,053,827

Liabilities:
Payables for:
Purchases of investments	4,162	3,814	4,541	8,781	7,307
Repurchases of fund’s shares	3,806	17,006	26,875	29,335	36,652
Services provided by related parties	452	1,537	2,590	3,831	4,432
Trustees’ deferred compensation	5	40	85	142	163
Total liabilities	8,425	22,397	34,091	42,089	48,554
Commitments and contingencies*
Net assets at April 30, 2024	$2,676,633	$11,957,274	$20,446,591	$29,554,128	$33,005,273

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,457,309	$10,578,253	$17,653,611	$24,998,945	$27,801,534
Total distributable earnings (accumulated loss)	219,324	1,379,021	2,792,980	4,555,183	5,203,739
Net assets at April 30, 2024	$2,676,633	$11,957,274	$20,446,591	$29,554,128	$33,005,273

Investment securities of affiliated issuers, at cost	$2,505,859	$10,836,236	$18,098,538	$25,627,237	$28,502,128

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$39,679,901	$43,590,535	$45,739,300	$32,360,025	$15,555,484
Receivables for:
Sales of investments	1,763	6,353	8,001	16,141	8,224
Sales of fund’s shares	34,094	35,999	41,523	27,719	9,978
Dividends	11,949	28,180	44,844	42,565	21,469
Total assets	39,727,707	43,661,067	45,833,668	32,446,450	15,595,155

Liabilities:
Payables for:
Purchases of investments	11,949	28,181	44,844	42,565	21,469
Repurchases of fund’s shares	35,846	41,858	49,196	43,624	17,504
Services provided by related parties	5,277	6,157	6,489	4,831	2,394
Trustees’ deferred compensation	211	238	279	237	154
Total liabilities	53,283	76,434	100,808	91,257	41,521
Commitments and contingencies*
Net assets at April 30, 2024	$39,674,424	$43,584,633	$45,732,860	$32,355,193	$15,553,634

Net assets consist of:
Capital paid in on shares of beneficial interest	$33,197,192	$37,550,162	$40,911,906	$29,545,894	$14,137,163
Total distributable earnings (accumulated loss)	6,477,232	6,034,471	4,820,954	2,809,299	1,416,471
Net assets at April 30, 2024	$39,674,424	$43,584,633	$45,732,860	$32,355,193	$15,553,634

Investment securities of affiliated issuers, at cost	$34,029,440	$38,726,231	$41,731,230	$30,238,287	$14,447,599

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$4,884,299	$3,819,104
Receivables for:
Sales of investments	2,659	3,538
Sales of fund’s shares	3,503	2,467
Dividends	7,375	5,951
Total assets	4,897,836	3,831,060

Liabilities:
Payables for:
Purchases of investments	7,375	5,951
Repurchases of fund’s shares	6,152	5,242
Services provided by related parties	783	531
Trustees’ deferred compensation	57	41
Total liabilities	14,367	11,765
Commitments and contingencies*
Net assets at April 30, 2024	$4,883,469	$3,819,295

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,405,586	$3,589,434
Total distributable earnings (accumulated loss)	477,883	229,861
Net assets at April 30, 2024	$4,883,469	$3,819,295

Investment securities of affiliated issuers, at cost	$4,506,022	$3,650,318

*	Refer to Note 7 for further information on expense recoupment.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$286,539	$1,006,760	$1,546,657	$2,320,811	$2,547,653
	Shares outstanding	17,864	61,112	63,751	120,207	129,876
	Net asset value per share	$16.04	$16.47	$24.26	$19.31	$19.62
Class C:	Net assets	$20,907	$98,824	$113,001	$163,019	$166,016
	Shares outstanding	1,320	6,128	4,785	8,692	8,694
	Net asset value per share	$15.84	$16.13	$23.61	$18.76	$19.10
Class T:	Net assets	$16	$15	$15	$14	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$16.14	$16.56	$24.32	$19.34	$19.65
Class F-1:	Net assets	$3,302	$36,014	$61,357	$92,005	$108,413
	Shares outstanding	205	2,185	2,547	4,806	5,572
	Net asset value per share	$16.07	$16.49	$24.09	$19.14	$19.46
Class F-2:	Net assets	$19,179	$76,489	$89,318	$132,064	$165,465
	Shares outstanding	1,189	4,611	3,676	6,840	8,426
	Net asset value per share	$16.13	$16.59	$24.30	$19.31	$19.64
Class F-3:	Net assets	$685	$11,105	$14,680	$17,374	$16,686
	Shares outstanding	42	671	603	897	849
	Net asset value per share	$16.15	$16.56	$24.35	$19.37	$19.67
Class R-1:	Net assets	$1,150	$9,054	$12,857	$19,966	$30,953
	Shares outstanding	72	560	549	1,066	1,625
	Net asset value per share	$15.96	$16.16	$23.44	$18.73	$19.04
Class R-2:	Net assets	$152,715	$400,093	$667,085	$946,905	$1,175,726
	Shares outstanding	9,641	24,830	28,388	50,557	61,965
	Net asset value per share	$15.84	$16.11	$23.50	$18.73	$18.97
Class R-2E:	Net assets	$16,818	$92,064	$150,323	$219,632	$267,467
	Shares outstanding	1,055	5,659	6,328	11,631	13,934
	Net asset value per share	$15.94	$16.27	$23.76	$18.88	$19.20
Class R-3:	Net assets	$185,646	$610,646	$1,011,468	$1,558,047	$1,713,605
	Shares outstanding	11,620	37,385	42,292	81,954	88,777
	Net asset value per share	$15.98	$16.33	$23.92	$19.01	$19.30
Class R-4:	Net assets	$114,453	$549,579	$1,029,622	$1,442,785	$1,626,516
	Shares outstanding	7,131	33,333	42,510	74,910	83,075
	Net asset value per share	$16.05	$16.49	$24.22	$19.26	$19.58
Class R-5E:	Net assets	$103,229	$349,349	$554,561	$832,879	$969,629
	Shares outstanding	6,410	21,155	22,921	43,276	49,612
	Net asset value per share	$16.10	$16.51	$24.19	$19.25	$19.54
Class R-5:	Net assets	$38,383	$140,494	$285,939	$373,123	$421,306
	Shares outstanding	2,379	8,451	11,653	19,104	21,211
	Net asset value per share	$16.13	$16.63	$24.54	$19.53	$19.86
Class R-6:	Net assets	$1,733,611	$8,576,788	$14,909,708	$21,435,504	$23,795,824
	Shares outstanding	107,364	515,335	606,688	1,101,775	1,203,623
	Net asset value per share	$16.15	$16.64	$24.58	$19.46	$19.77

Refer to the notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$3,231,045	$3,702,931	$4,263,511	$3,730,946	$2,197,173
	Shares outstanding	169,286	205,810	260,221	253,885	168,405
	Net asset value per share	$19.09	$17.99	$16.38	$14.70	$13.05
Class C:	Net assets	$189,571	$213,417	$233,211	$186,873	$105,489
	Shares outstanding	10,192	12,150	14,586	13,014	8,249
	Net asset value per share	$18.60	$17.57	$15.99	$14.36	$12.79
Class T:	Net assets	$14	$14	$12	$12	$11
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$19.12	$18.02	$16.40	$14.71	$13.05
Class F-1:	Net assets	$176,498	$213,700	$172,369	$97,528	$42,177
	Shares outstanding	9,324	11,967	10,616	6,694	3,258
	Net asset value per share	$18.93	$17.86	$16.24	$14.57	$12.95
Class F-2:	Net assets	$211,458	$259,538	$347,007	$255,036	$137,219
	Shares outstanding	11,079	14,421	21,186	17,371	10,535
	Net asset value per share	$19.09	$18.00	$16.38	$14.68	$13.02
Class F-3:	Net assets	$30,609	$38,982	$42,070	$37,685	$23,193
	Shares outstanding	1,599	2,161	2,562	2,559	1,775
	Net asset value per share	$19.14	$18.04	$16.42	$14.73	$13.07
Class R-1:	Net assets	$38,011	$38,750	$46,659	$23,142	$7,886
	Shares outstanding	2,045	2,224	2,902	1,607	611
	Net asset value per share	$18.59	$17.42	$16.08	$14.41	$12.91
Class R-2:	Net assets	$1,370,403	$1,555,936	$1,452,494	$1,061,498	$456,726
	Shares outstanding	73,991	88,979	91,105	74,116	35,711
	Net asset value per share	$18.52	$17.49	$15.94	$14.32	$12.79
Class R-2E:	Net assets	$312,117	$373,332	$407,023	$296,221	$138,380
	Shares outstanding	16,701	21,222	25,357	20,566	10,809
	Net asset value per share	$18.69	$17.59	$16.05	$14.40	$12.80
Class R-3:	Net assets	$2,083,551	$2,389,461	$2,537,824	$1,751,438	$792,827
	Shares outstanding	110,646	134,673	156,909	120,671	61,327
	Net asset value per share	$18.83	$17.74	$16.17	$14.51	$12.93
Class R-4:	Net assets	$2,014,222	$2,283,168	$2,504,373	$1,739,459	$887,977
	Shares outstanding	105,762	127,199	153,139	118,567	68,114
	Net asset value per share	$19.04	$17.95	$16.35	$14.67	$13.04
Class R-5E:	Net assets	$1,182,640	$1,192,174	$1,270,052	$906,055	$432,130
	Shares outstanding	62,160	66,427	77,745	61,837	33,245
	Net asset value per share	$19.03	$17.95	$16.34	$14.65	$13.00
Class R-5:	Net assets	$475,630	$605,412	$609,129	$423,311	$199,196
	Shares outstanding	24,632	33,277	36,768	28,517	15,127
	Net asset value per share	$19.31	$18.19	$16.57	$14.84	$13.17
Class R-6:	Net assets	$28,358,655	$30,717,818	$31,847,126	$21,845,989	$10,133,250
	Shares outstanding	1,475,145	1,696,381	1,932,174	1,476,959	772,579
	Net asset value per share	$19.22	$18.11	$16.48	$14.79	$13.12

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$806,685	$520,273
	Shares outstanding	67,525	45,916
	Net asset value per share	$11.95	$11.33
Class C:	Net assets	$23,670	$18,469
	Shares outstanding	2,011	1,656
	Net asset value per share	$11.77	$11.16
Class T:	Net assets	$11	$11
	Shares outstanding	1	1
	Net asset value per share	$11.94	$11.33
Class F-1:	Net assets	$11,327	$9,744
	Shares outstanding	955	865
	Net asset value per share	$11.86	$11.26
Class F-2:	Net assets	$48,951	$40,127
	Shares outstanding	4,105	3,550
	Net asset value per share	$11.92	$11.30
Class F-3:	Net assets	$6,851	$8,782
	Shares outstanding	573	775
	Net asset value per share	$11.96	$11.34
Class R-1:	Net assets	$5,919	$2,583
	Shares outstanding	504	229
	Net asset value per share	$11.73	$11.29
Class R-2:	Net assets	$140,917	$76,495
	Shares outstanding	11,994	6,850
	Net asset value per share	$11.75	$11.17
Class R-2E:	Net assets	$46,503	$40,290
	Shares outstanding	3,964	3,618
	Net asset value per share	$11.73	$11.13
Class R-3:	Net assets	$261,121	$175,516
	Shares outstanding	22,033	15,590
	Net asset value per share	$11.85	$11.26
Class R-4:	Net assets	$220,633	$206,998
	Shares outstanding	18,478	18,288
	Net asset value per share	$11.94	$11.32
Class R-5E:	Net assets	$110,952	$93,095
	Shares outstanding	9,329	8,252
	Net asset value per share	$11.89	$11.28
Class R-5:	Net assets	$69,232	$50,177
	Shares outstanding	5,750	4,396
	Net asset value per share	$12.04	$11.41
Class R-6:	Net assets	$3,130,697	$2,576,735
	Shares outstanding	261,298	226,638
	Net asset value per share	$11.98	$11.37

Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the six months ended April 30, 2024	unaudited (dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$23,922		$120,250	$211,771	$327,581	$383,562

Fees and expenses*:
Distribution services	1,498		5,545	8,987	13,225	15,213
Transfer agent services	641		2,335	3,913	5,771	6,689
Reports to shareholders	10		50	88	129	145
Registration statement and prospectus	159		527	782	1,011	1,060
Trustees’ compensation	5		23	40	59	66
Auditing and legal	—	†	4	6	9	10
Custodian	1		3	6	8	10
Other	1		3	5	7	8
Total fees and expenses	2,315		8,490	13,827	20,219	23,201
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	45		—	—	—	—
Net investment income	21,652		111,760	197,944	307,362	360,361

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(2,568)		(21,534)	(33,161)	(53,684)	(28,857)
Net realized gain (loss) on in-kind redemptions	—		18,009	35,127	57,825	63,931
Capital gain distributions received from affiliated issuers	46,038		237,706	408,330	574,122	603,820
	43,470		234,181	410,296	578,263	638,894
Net unrealized appreciation (depreciation) on investments in affiliated issuers	273,839		1,411,985	2,471,977	3,575,587	3,925,565
Net realized gain (loss) and unrealized appreciation (depreciation)	317,309		1,646,166	2,882,273	4,153,850	4,564,459
Net increase (decrease) in net assets resulting from operations	$338,961		$1,757,926	$3,080,217	$4,461,212	$4,924,820

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of operations for the six months ended April 30, 2024 (continued)	unaudited (dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$480,834	$565,693	$656,808	$540,999	$280,848

Fees and expenses*:
Distribution services	18,402	21,332	22,846	17,316	8,726
Transfer agent services	8,131	9,264	9,864	7,519	3,756
Reports to shareholders	176	182	196	145	70
Registration statement and prospectus	1,209	1,280	1,182	567	226
Trustees’ compensation	79	88	94	68	33
Auditing and legal	13	14	15	11	6
Custodian	11	13	14	10	5
Other	10	11	12	9	4
Total fees and expenses	28,031	32,184	34,223	25,645	12,826
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Net investment income	452,803	533,509	622,585	515,354	268,022

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(22,957)	307,777	(4,323)	164,440	93,811
Net realized gain (loss) on in-kind redemptions	89,848	107,245	119,803	95,031	50,091
Capital gain distributions received from affiliated issuers	691,139	626,705	517,599	240,705	86,874
	758,030	1,041,727	633,079	500,176	230,776
Net unrealized appreciation (depreciation) on investments in affiliated issuers	4,571,480	4,125,830	4,136,499	2,471,474	1,111,501
Net realized gain (loss) and unrealized appreciation (depreciation)	5,329,510	5,167,557	4,769,578	2,971,650	1,342,277
Net increase (decrease) in net assets resulting from operations	$5,782,313	$5,701,066	$5,392,163	$3,487,004	$1,610,299

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the six months ended April 30, 2024 (continued)	unaudited (dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$90,448	$73,644

Fees and expenses*:
Distribution services	2,875	1,922
Transfer agent services	1,199	826
Reports to shareholders	22	17
Registration statement and prospectus	72	56
Trustees’ compensation	10	8
Auditing and legal	1	2
Custodian	2	1
Other	1	1
Total fees and expenses	4,182	2,833
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—
Net investment income	86,266	70,811

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	30,654	20,171
Net realized gain (loss) on in-kind redemptions	18,346	7,262
Capital gain distributions received from affiliated issuers	23,253	14,799
	72,253	42,232
Net unrealized appreciation (depreciation) on investments in affiliated issuers	312,974	232,360
Net realized gain (loss) and unrealized appreciation (depreciation)	385,227	274,592
Net increase (decrease) in net assets resulting from operations	$471,493	$345,403

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	39

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income (loss)	$21,652	$15,125	$111,760	$105,917	$197,944	$200,282
Net realized gain (loss)	43,470	13,561	234,181	110,523	410,296	216,272
Net unrealized appreciation (depreciation)	273,839	26,594	1,411,985	318,554	2,471,977	635,441
Net increase (decrease) in net assets resulting from operations	338,961	55,280	1,757,926	534,994	3,080,217	1,051,995

Distributions paid to shareholders	(37,834)	(32,146)	(237,830)	(400,155)	(437,010)	(846,104)

Net capital share transactions	689,640	892,746	1,422,115	2,628,406	1,817,537	3,643,464

Total increase (decrease) in net assets	990,767	915,880	2,942,211	2,763,245	4,460,744	3,849,355

Net assets:
Beginning of period	1,685,866	769,986	9,015,063	6,251,818	15,985,847	12,136,492
End of year	$2,676,633	$1,685,866	$11,957,274	$9,015,063	$20,446,591	$15,985,847

	2050 Fund		2045 Fund		2040 Fund
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income (loss)	$307,362	$324,028	$360,361	$392,252	$452,803	$541,004
Net realized gain (loss)	578,263	332,054	638,894	384,803	758,030	461,472
Net unrealized appreciation (depreciation)	3,575,587	941,381	3,925,565	990,838	4,571,480	1,141,726
Net increase (decrease) in net assets resulting from operations	4,461,212	1,597,463	4,924,820	1,767,893	5,782,313	2,144,202

Distributions paid to shareholders	(678,975)	(1,344,820)	(789,877)	(1,481,241)	(981,887)	(1,755,501)

Net capital share transactions	2,111,063	4,417,222	2,231,083	4,445,525	2,330,776	4,860,640

Total increase (decrease) in net assets	5,893,300	4,669,865	6,366,026	4,732,177	7,131,202	5,249,341

Net assets:
Beginning of period	23,660,828	18,990,963	26,639,247	21,907,070	32,543,222	27,293,881
End of year	$29,554,128	$23,660,828	$33,005,273	$26,639,247	$39,674,424	$32,543,222

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

40	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income (loss)	$533,509	$757,739	$622,585	$991,930	$515,354	$919,846
Net realized gain (loss)	1,041,727	442,280	633,079	368,627	500,176	277,787
Net unrealized appreciation (depreciation)	4,125,830	870,697	4,136,499	573,725	2,471,474	86,493
Net increase (decrease) in net assets resulting from operations	5,701,066	2,070,716	5,392,163	1,934,282	3,487,004	1,284,126

Distributions paid to shareholders	(1,122,518)	(1,719,406)	(1,246,764)	(1,614,161)	(1,032,984)	(1,193,144)

Net capital share transactions	2,685,030	4,878,047	1,821,149	3,887,880	(53,952)	766,905

Total increase (decrease) in net assets	7,263,578	5,229,357	5,966,548	4,208,001	2,400,068	857,887

Net assets:
Beginning of period	36,321,055	31,091,698	39,766,312	35,558,311	29,955,125	29,097,238
End of year	$43,584,633	$36,321,055	$45,732,860	$39,766,312	$32,355,193	$29,955,125

	2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income (loss)	$268,022	$527,039	$86,266	$172,871	$70,811	$137,267
Net realized gain (loss)	230,776	99,492	72,253	46,056	42,232	29,683
Net unrealized appreciation (depreciation)	1,111,501	(53,604)	312,974	(55,274)	232,360	(56,537)
Net increase (decrease) in net assets resulting from operations	1,610,299	572,927	471,493	163,653	345,403	110,413

Distributions paid to shareholders	(538,800)	(633,028)	(182,412)	(188,753)	(142,737)	(137,515)

Net capital share transactions	(492,940)	(647,419)	(140,465)	(224,300)	(88,178)	(162,964)

Total increase (decrease) in net assets	578,559	(707,520)	148,616	(249,400)	114,488	(190,066)

Net assets:
Beginning of period	14,975,075	15,682,595	4,734,853	4,984,253	3,704,807	3,894,873
End of year	$15,553,634	$14,975,075	$4,883,469	$4,734,853	$3,819,295	$3,704,807

*	Unaudited.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	41

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

42	American Funds Target Date Retirement Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2024, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Target Date Retirement Series	43

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

44	American Funds Target Date Retirement Series

Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

American Funds Target Date Retirement Series	45

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

46	American Funds Target Date Retirement Series

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
As of October 31, 2023
Undistributed ordinary income	$7,800	$52,223	$98,547	$160,332	$197,913	$275,002
Undistributed long-term capital gains	13,793	101,113	188,522	288,023	323,937	380,512
As of April 30, 2024
Gross unrealized appreciation on investments	180,949	1,197,909	2,477,583	4,115,836	4,732,363	5,963,476
Gross unrealized depreciation on investments	(11,022)	(87,894)	(148,313)	(228,333)	(260,588)	(383,758)
Net unrealized appreciation (depreciation) on investments	169,927	1,110,015	2,329,270	3,887,503	4,471,775	5,579,718
Cost of investments	2,507,128	10,848,801	18,118,940	25,669,604	28,537,011	34,100,183

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2023
Undistributed ordinary income	$407,757	$562,087	$519,616	$293,621	$96,007	$77,018
Undistributed long-term capital gains	358,772	305,540	220,505	92,301	38,501	27,526
As of April 30, 2024
Gross unrealized appreciation on investments	5,779,007	5,648,932	3,816,629	1,956,080	637,442	370,614
Gross unrealized depreciation on investments	(959,210)	(1,705,192)	(1,731,588)	(884,319)	(267,557)	(217,105)
Net unrealized appreciation (depreciation) on investments	4,819,797	3,943,740	2,085,041	1,071,761	369,885	153,509
Cost of investments	38,770,738	41,795,560	30,274,984	14,483,723	4,514,414	3,665,595

American Funds Target Date Retirement Series	47

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$2,398		$1,558		$3,956		$568		$3,572		$4,140
Class C	87		117		204		—	*	264		264
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	30		20		50		10		59		69
Class F-2	195		104		299		49		212		261
Class F-3	8		4		12		3		12		15
Class R-1	4		7		11		—		20		20
Class R-2	651		856		1,507		—		2,050		2,050
Class R-2E	113		100		213		13		200		213
Class R-3	1,297		1,038		2,335		220		2,328		2,548
Class R-4	981		624		1,605		237		1,448		1,685
Class R-5E	1,012		562		1,574		250		1,138		1,388
Class R-5	420		220		640		113		468		581
Class R-6	16,834		8,594		25,428		3,828		15,084		18,912
Total	$24,030		$13,804		$37,834		$5,291		$26,855		$32,146

2060 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$10,399		$8,850		$19,249		$3,251		$34,061	$37,312
Class C	468		920		1,388		—		3,859	3,859
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	389		347		736		137		1,647	1,784
Class F-2	898		640		1,538		356		2,593	2,949
Class F-3	161		109		270		46		296	342
Class R-1	47		86		133		—		318	318
Class R-2	1,906		3,708		5,614		—		15,389	15,389
Class R-2E	692		857		1,549		41		3,516	3,557
Class R-3	4,954		5,413		10,367		827		21,028	21,855
Class R-4	5,740		4,881		10,621		1,642		18,527	20,169
Class R-5E	4,313		3,191		7,504		1,499		11,727	13,226
Class R-5	1,773		1,237		3,010		764		5,296	6,060
Class R-6	104,932		70,919		175,851		36,490		236,844	273,334
Total	$136,672		$101,158		$237,830		$45,053		$355,102	$400,155

Refer to the end of the tables for footnote.

48	American Funds Target Date Retirement Series

2055 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$16,861		$14,769		$31,630		$5,895		$63,726	$69,621
Class C	597		1,165		1,762		—		5,460	5,460
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	669		599		1,268		233		2,832	3,065
Class F-2	1,149		843		1,992		441		3,327	3,768
Class F-3	206		143		349		99		673	772
Class R-1	67		131		198		—		585	585
Class R-2	3,520		6,820		10,340		—		31,108	31,108
Class R-2E	1,279		1,633		2,912		87		7,423	7,510
Class R-3	8,781		9,894		18,675		1,699		44,007	45,706
Class R-4	11,542		10,120		21,662		3,742		44,089	47,831
Class R-5E	7,023		5,364		12,387		2,832		23,247	26,079
Class R-5	3,943		2,834		6,777		1,828		13,268	15,096
Class R-6	192,784		134,274		327,058		75,572		513,930	589,502
Total	$248,421		$188,589		$437,010		$92,428		$753,676	$846,104

2050 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$27,704		$23,290		$50,994		$12,018		$101,803	$113,821
Class C	978		1,753		2,731		—		8,344	8,344
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	1,046		906		1,952		482		4,451	4,933
Class F-2	1,832		1,306		3,138		840		5,312	6,152
Class F-3	251		170		421		133		768	901
Class R-1	124		221		345		—		995	995
Class R-2	5,703		9,991		15,694		—		45,829	45,829
Class R-2E	2,070		2,504		4,574		406		11,403	11,809
Class R-3	14,834		15,839		30,673		4,349		70,138	74,487
Class R-4	17,701		14,992		32,693		7,258		66,515	73,773
Class R-5E	11,211		8,303		19,514		5,323		36,050	41,373
Class R-5	5,497		3,849		9,346		3,125		19,074	22,199
Class R-6	301,931		204,969		506,900		138,818		801,385	940,203
Total	$390,882		$288,093		$678,975		$172,752		$1,172,068	$1,344,820

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	49

2045 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$32,751		$25,731		$58,482		$15,490		$105,959	$121,449
Class C	1,150		1,794		2,944		83		8,025	8,108
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	1,380		1,115		2,495		705		5,092	5,797
Class F-2	2,407		1,622		4,029		1,223		6,454	7,677
Class F-3	225		144		369		110		534	644
Class R-1	212		324		536		10		1,335	1,345
Class R-2	8,230		12,566		20,796		313		54,247	54,560
Class R-2E	2,694		3,011		5,705		894		15,947	16,841
Class R-3	17,965		17,604		35,569		6,274		73,753	80,027
Class R-4	21,231		16,790		38,021		9,618		69,908	79,526
Class R-5E	13,812		9,643		23,455		7,341		41,287	48,628
Class R-5	6,524		4,311		10,835		3,911		20,034	23,945
Class R-6	357,246		229,395		586,641		175,886		856,807	1,032,693
Total	$465,827		$324,050		$789,877		$221,858		$1,259,383	$1,481,241

2040 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$44,284		$31,533		$75,817		$25,309		$124,604	$149,913
Class C	1,467		1,989		3,456		452		8,630	9,082
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	2,325		1,686		4,011		1,381		7,149	8,530
Class F-2	3,335		2,049		5,384		1,912		7,587	9,499
Class F-3	397		233		630		243		901	1,144
Class R-1	291		386		677		81		1,540	1,621
Class R-2	10,753		14,063		24,816		2,640		57,732	60,372
Class R-2E	3,497		3,433		6,930		1,509		14,095	15,604
Class R-3	23,659		20,792		44,451		11,454		83,984	95,438
Class R-4	28,158		20,147		48,305		15,610		80,953	96,563
Class R-5E	18,091		11,494		29,585		11,163		46,623	57,786
Class R-5	7,819		4,718		12,537		5,697		22,043	27,740
Class R-6	457,162		268,126		725,288		259,684		962,524	1,222,208
Total	$601,238		$380,649		$981,887		$337,135		$1,418,366	$1,755,501

Refer to the end of the tables for footnote.

50	American Funds Target Date Retirement Series

2035 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$60,059		$31,153		$91,212		$40,261		$111,090		$151,351
Class C	2,140		1,890		4,030		1,172		7,454		8,626
Class T	—	*	—	*	—	*	—	*	1		1
Class F-1	3,431		1,806		5,237		2,373		6,796		9,169
Class F-2	4,814		2,198		7,012		3,272		7,669		10,941
Class F-3	732		321		1,053		558		1,238		1,796
Class R-1	421		353		774		215		1,263		1,478
Class R-2	15,945		13,788		29,733		7,790		51,748		59,538
Class R-2E	5,168		3,500		8,668		3,330		14,372		17,702
Class R-3	33,013		20,516		53,529		20,810		76,261		97,071
Class R-4	37,694		19,637		57,331		24,937		71,033		95,970
Class R-5E	20,813		9,787		30,600		15,430		37,623		53,053
Class R-5	11,361		5,101		16,462		8,805		20,207		29,012
Class R-6	567,951		248,926		816,877		367,555		816,143		1,183,698
Total	$763,542		$358,976		$1,122,518		$496,508		$1,222,898		$1,719,406

2030 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$81,419		$28,904		$110,323		$62,508		$91,419		$153,927
Class C	3,042		1,702		4,744		2,233		5,934		8,167
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	3,168		1,145		4,313		2,585		3,906		6,491
Class F-2	7,229		2,290		9,519		5,572		7,115		12,687
Class F-3	974		297		1,271		780		952		1,732
Class R-1	599		331		930		400		1,079		1,479
Class R-2	18,858		10,349		29,207		12,542		34,075		46,617
Class R-2E	6,797		3,071		9,868		5,051		10,314		15,365
Class R-3	42,386		17,612		59,998		31,189		57,187		88,376
Class R-4	48,898		17,451		66,349		37,858		56,866		94,724
Class R-5E	25,783		8,392		34,175		21,510		28,435		49,945
Class R-5	13,063		4,075		17,138		11,851		14,887		26,738
Class R-6	688,852		210,077		898,929		498,834		609,079		1,107,913
Total	$941,068		$305,696		$1,246,764		$692,913		$921,248		$1,614,161

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	51

2025 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$86,877		$25,460		$112,337		$73,381		$62,014		$135,395
Class C	3,210		1,386		4,596		2,771		3,769		6,540
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	2,208		657		2,865		2,066		1,770		3,836
Class F-2	6,636		1,758		8,394		5,798		4,347		10,145
Class F-3	957		245		1,202		863		623		1,486
Class R-1	408		177		585		345		484		829
Class R-2	17,798		7,575		25,373		14,006		19,466		33,472
Class R-2E	6,253		2,232		8,485		5,669		6,377		12,046
Class R-3	36,571		12,301		48,872		30,670		31,351		62,021
Class R-4	42,023		12,373		54,396		36,503		31,449		67,952
Class R-5E	22,693		6,156		28,849		21,827		16,879		38,706
Class R-5	11,209		2,928		14,137		11,439		8,462		19,901
Class R-6	575,564		147,329		722,893		465,043		335,772		800,815
Total	$812,407		$220,577		$1,032,984		$670,381		$522,763		$1,193,144

2020 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$59,029		$13,025		$72,054		$55,288		$31,926		$87,214
Class C	2,089		667		2,756		2,114		1,863		3,977
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,206		268		1,474		1,175		692		1,867
Class F-2	3,985		806		4,791		4,072		2,127		6,199
Class F-3	668		131		799		461		233		694
Class R-1	159		50		209		141		132		273
Class R-2	9,001		2,804		11,805		8,288		7,368		15,656
Class R-2E	3,350		905		4,255		3,355		2,481		5,836
Class R-3	19,290		4,860		24,150		18,739		12,848		31,587
Class R-4	24,083		5,359		29,442		23,060		13,665		36,725
Class R-5E	12,634		2,607		15,241		13,372		7,186		20,558
Class R-5	5,981		1,192		7,173		6,583		3,398		9,981
Class R-6	304,996		59,655		364,651		274,083		138,378		412,461
Total	$446,471		$92,329		$538,800		$410,731		$222,297		$633,028

Refer to the end of the tables for footnote.

52	American Funds Target Date Retirement Series

2015 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$22,377		$6,377		$28,754		$21,321		$9,556		$30,877
Class C	488		206		694		568		391		959
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	321		92		413		286		132		418
Class F-2	1,456		381		1,837		1,346		548		1,894
Class F-3	216		55		271		193		76		269
Class R-1	118		46		164		107		70		177
Class R-2	2,927		1,177		4,104		2,682		1,866		4,548
Class R-2E	1,140		394		1,534		1,169		677		1,846
Class R-3	6,568		2,140		8,708		6,565		3,474		10,039
Class R-4	6,165		1,772		7,937		6,152		2,819		8,971
Class R-5E	3,258		871		4,129		3,583		1,498		5,081
Class R-5	2,108		543		2,651		2,220		891		3,111
Class R-6	96,730		24,486		121,216		86,525		34,038		120,563
Total	$143,872		$38,540		$182,412		$132,717		$56,036		$188,753

2010 Fund

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,849		$3,803		$18,652		$13,671		$5,117		$18,788
Class C	391		144		535		397		227		624
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	279		72		351		252		93		345
Class F-2	1,302		306		1,608		1,117		374		1,491
Class F-3	279		64		343		281		91		372
Class R-1	51		18		69		39		20		59
Class R-2	1,650		579		2,229		1,364		784		2,148
Class R-2E	993		307		1,300		1,011		490		1,501
Class R-3	4,348		1,277		5,625		4,309		1,875		6,184
Class R-4	6,004		1,550		7,554		5,494		2,086		7,580
Class R-5E	2,764		666		3,430		3,085		1,065		4,150
Class R-5	1,603		372		1,975		1,640		543		2,183
Class R-6	80,665		18,401		99,066		69,523		22,567		92,090
Total	$115,178		$27,559		$142,737		$102,183		$35,332		$137,515

*	Amount less than one thousand.

American Funds Target Date Retirement Series	53

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2024, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

For the six months ended April 30, 2024, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

54	American Funds Target Date Retirement Series

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$317	$115
Class C	91	8
Class T	—	—	*
Class F-1	4	2
Class F-2	Not applicable	7
Class F-3	Not applicable	—	*
Class R-1	5	—	*
Class R-2	502	233
Class R-2E	47	15
Class R-3	408	122
Class R-4	124	50
Class R-5E	Not applicable	65
Class R-5	Not applicable	9
Class R-6	Not applicable	15
Total class-specific expenses	$1,498	$641

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,231	$435
Class C	465	44
Class T	—	—	*
Class F-1	45	20
Class F-2	Not applicable	31
Class F-3	Not applicable	—	*
Class R-1	44	4
Class R-2	1,425	662
Class R-2E	262	88
Class R-3	1,426	427
Class R-4	647	263
Class R-5E	Not applicable	244
Class R-5	Not applicable	34
Class R-6	Not applicable	83
Total class-specific expenses	$5,545	$2,335

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,806	$677
Class C	540	51
Class T	—	—	*
Class F-1	74	32
Class F-2	Not applicable	37
Class F-3	Not applicable	—	*
Class R-1	62	6
Class R-2	2,417	1,121
Class R-2E	448	152
Class R-3	2,402	720
Class R-4	1,238	505
Class R-5E	Not applicable	392
Class R-5	Not applicable	72
Class R-6	Not applicable	148
Total class-specific expenses	$8,987	$3,913

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,666	$1,027
Class C	784	74
Class T	—	—	*
Class F-1	109	48
Class F-2	Not applicable	56
Class F-3	Not applicable	—	*
Class R-1	100	10
Class R-2	3,430	1,592
Class R-2E	652	221
Class R-3	3,721	1,119
Class R-4	1,763	721
Class R-5E	Not applicable	594
Class R-5	Not applicable	94
Class R-6	Not applicable	215
Total class-specific expenses	$13,225	$5,771

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,988	$1,130
Class C	798	76
Class T	—	—	*
Class F-1	131	58
Class F-2	Not applicable	69
Class F-3	Not applicable	—	*
Class R-1	149	15
Class R-2	4,276	1,989
Class R-2E	789	268
Class R-3	4,105	1,235
Class R-4	1,977	809
Class R-5E	Not applicable	693
Class R-5	Not applicable	107
Class R-6	Not applicable	240
Total class-specific expenses	$15,213	$6,689

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,716	$1,434
Class C	922	87
Class T	—	—	*
Class F-1	208	91
Class F-2	Not applicable	90
Class F-3	Not applicable	—	*
Class R-1	183	18
Class R-2	4,967	2,314
Class R-2E	930	317
Class R-3	5,021	1,511
Class R-4	2,455	1,005
Class R-5E	Not applicable	854
Class R-5	Not applicable	121
Class R-6	Not applicable	289
Total class-specific expenses	$18,402	$8,131

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	55

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,445	$1,653
Class C	1,029	97
Class T	—	—	*
Class F-1	255	112
Class F-2	Not applicable	113
Class F-3	Not applicable	1
Class R-1	193	19
Class R-2	5,705	2,663
Class R-2E	1,115	381
Class R-3	5,795	1,748
Class R-4	2,795	1,147
Class R-5E	Not applicable	860
Class R-5	Not applicable	155
Class R-6	Not applicable	315
Total class-specific expenses	$21,332	$9,264

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,248	$1,930
Class C	1,159	109
Class T	—	—	*
Class F-1	207	92
Class F-2	Not applicable	151
Class F-3	Not applicable	1
Class R-1	231	23
Class R-2	5,400	2,531
Class R-2E	1,237	425
Class R-3	6,240	1,889
Class R-4	3,124	1,288
Class R-5E	Not applicable	932
Class R-5	Not applicable	159
Class R-6	Not applicable	334
Total class-specific expenses	$22,846	$9,864

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,530	$1,722
Class C	954	90
Class T	—	—	*
Class F-1	121	55
Class F-2	Not applicable	117
Class F-3	Not applicable	—	*
Class R-1	121	12
Class R-2	4,015	1,890
Class R-2E	916	316
Class R-3	4,426	1,348
Class R-4	2,233	926
Class R-5E	Not applicable	690
Class R-5	Not applicable	115
Class R-6	Not applicable	238
Total class-specific expenses	$17,316	$7,519

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,720	$1,030
Class C	547	51
Class T	—	—	*
Class F-1	55	26
Class F-2	Not applicable	65
Class F-3	Not applicable	—	*
Class R-1	42	4
Class R-2	1,748	824
Class R-2E	434	151
Class R-3	2,040	623
Class R-4	1,140	474
Class R-5E	Not applicable	340
Class R-5	Not applicable	55
Class R-6	Not applicable	113
Total class-specific expenses	$8,726	$3,756

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,051	$381
Class C	125	12
Class T	—	—	*
Class F-1	14	7
Class F-2	Not applicable	23
Class F-3	Not applicable	—	*
Class R-1	30	3
Class R-2	549	257
Class R-2E	144	50
Class R-3	679	207
Class R-4	283	118
Class R-5E	Not applicable	87
Class R-5	Not applicable	19
Class R-6	Not applicable	35
Total class-specific expenses	$2,875	$1,199

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$665	$245
Class C	98	9
Class T	—	—	*
Class F-1	12	6
Class F-2	Not applicable	19
Class F-3	Not applicable	—	*
Class R-1	13	1
Class R-2	296	140
Class R-2E	124	43
Class R-3	446	137
Class R-4	268	111
Class R-5E	Not applicable	72
Class R-5	Not applicable	14
Class R-6	Not applicable	29
Total class-specific expenses	$1,922	$826

*	Amount less than one thousand.

56	American Funds Target Date Retirement Series

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for 2065 Fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2024, total fees and expenses reimbursed by CRMC were $45,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2065 Fund	$3	$2	$5
2060 Fund	14	9	23
2055 Fund	24	16	40
2050 Fund	36	23	59
2045 Fund	40	26	66
2040 Fund	48	31	79
2035 Fund	53	35	88
2030 Fund	57	37	94
2025 Fund	41	27	68
2020 Fund	20	13	33
2015 Fund	6	4	10
2010 Fund	5	3	8

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2024, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$775,751	$56,171
2060 Fund	1,910,780	376,742
2055 Fund	2,594,027	607,916
2050 Fund	3,130,051	816,909
2045 Fund	3,253,149	848,228
2040 Fund	3,618,367	1,124,976
2035 Fund	5,091,516	2,346,525
2030 Fund	3,877,442	2,129,154
2025 Fund	2,407,801	2,710,953
2020 Fund	465,831	1,128,045
2015 Fund	186,885	394,964
2010 Fund	156,245	299,483

American Funds Target Date Retirement Series	57

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$68,845	4,384	$3,954	257	$(14,360)	(913)	$58,439	3,728
Class C	5,561	358	205	14	(1,852)	(119)	3,914	253
Class T	—	—	—	—	—	—	—	—
Class F-1	793	50	50	3	(731)	(47)	112	6
Class F-2	5,464	347	299	19	(1,762)	(111)	4,001	255
Class F-3	111	6	12	1	(64)	(4)	59	3
Class R-1	119	7	11	1	(16)	(1)	114	7
Class R-2	46,235	2,987	1,506	99	(16,139)	(1,035)	31,602	2,051
Class R-2E	5,488	352	213	14	(3,257)	(204)	2,444	162
Class R-3	56,323	3,602	2,332	152	(24,135)	(1,539)	34,520	2,215
Class R-4	38,769	2,463	1,603	105	(17,443)	(1,107)	22,929	1,461
Class R-5E	33,563	2,127	1,573	102	(13,127)	(838)	22,009	1,391
Class R-5	12,133	782	639	41	(4,561)	(293)	8,211	530
Class R-6	600,773	38,020	25,420	1,644	(124,907)	(7,922)	501,286	31,742
Total net increase (decrease)	$874,177	55,485	$37,817	2,452	$(222,354)	(14,133)	$689,640	43,804

Year ended October 31, 2023

Class A	$100,958	7,238	$4,140	319	$(18,816)	(1,347)	$86,282	6,210
Class C	8,253	599	264	21	(1,592)	(115)	6,925	505
Class T	—	—	—	—	—	—	—	—
Class F-1	1,612	116	69	5	(777)	(56)	904	65
Class F-2	7,491	533	261	20	(1,276)	(91)	6,476	462
Class F-3	177	13	14	1	(2)	— †	189	14
Class R-1	316	23	20	2	(79)	(6)	257	19
Class R-2	62,275	4,512	2,049	159	(23,564)	(1,710)	40,760	2,961
Class R-2E	7,748	555	214	17	(1,829)	(130)	6,133	442
Class R-3	82,299	5,913	2,547	197	(25,301)	(1,815)	59,545	4,295
Class R-4	49,791	3,550	1,685	129	(17,602)	(1,248)	33,874	2,431
Class R-5E	46,219	3,298	1,388	107	(11,904)	(847)	35,703	2,558
Class R-5	16,092	1,149	581	44	(4,670)	(330)	12,003	863
Class R-6	737,483	52,370	18,910	1,451	(152,698)	(10,893)	603,695	42,928
Total net increase (decrease)	$1,120,714	79,869	$32,142	2,472	$(260,110)	(18,588)	$892,746	63,753

Refer to the end of the tables for footnotes.

58	American Funds Target Date Retirement Series

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$127,082	7,890	$19,162	1,213	$(64,054)	(3,957)	$82,190	5,146
Class C	11,728	742	1,387	90	(9,667)	(611)	3,448	221
Class T	—	—	—	—	—	—	—	—
Class F-1	4,023	248	733	46	(6,818)	(420)	(2,062)	(126)
Class F-2	12,912	790	1,535	97	(6,158)	(381)	8,289	506
Class F-3	1,199	76	270	17	(2,347)	(143)	(878)	(50)
Class R-1	1,059	66	133	9	(892)	(56)	300	19
Class R-2	66,370	4,207	5,612	363	(52,861)	(3,349)	19,121	1,221
Class R-2E	18,074	1,135	1,549	99	(15,714)	(988)	3,909	246
Class R-3	111,896	6,986	10,361	661	(75,381)	(4,714)	46,876	2,933
Class R-4	104,110	6,456	10,619	672	(76,952)	(4,765)	37,777	2,363
Class R-5E	74,256	4,593	7,505	474	(68,717)	(4,306)	13,044	761
Class R-5	25,871	1,587	3,003	189	(19,454)	(1,211)	9,420	565
Class R-6	1,688,824	103,885	175,822	11,037	(663,965)	(40,817)	1,200,681	74,105
Total net increase (decrease)	$2,247,404	138,661	$237,691	14,967	$(1,062,980)	(65,718)	$1,422,115	87,910

Year ended October 31, 2023

Class A	$218,794	15,181	$37,095	2,773	$(82,116)	(5,693)	$173,773	12,261
Class C	20,511	1,453	3,852	293	(11,588)	(815)	12,775	931
Class T	—	—	—	—	—	—	—	—
Class F-1	6,362	443	1,777	133	(6,445)	(442)	1,694	134
Class F-2	17,912	1,236	2,943	219	(11,233)	(782)	9,622	673
Class F-3	6,472	466	341	25	(1,232)	(85)	5,581	406
Class R-1	2,857	202	318	24	(1,342)	(95)	1,833	131
Class R-2	119,927	8,503	15,382	1,170	(83,855)	(5,955)	51,454	3,718
Class R-2E	33,100	2,320	3,556	268	(22,795)	(1,637)	13,861	951
Class R-3	196,382	13,741	21,851	1,644	(112,302)	(7,860)	105,931	7,525
Class R-4	187,038	12,951	20,169	1,506	(102,593)	(7,145)	104,614	7,312
Class R-5E	118,474	8,200	13,225	987	(53,827)	(3,732)	77,872	5,455
Class R-5	41,396	2,851	6,050	449	(32,008)	(2,229)	15,438	1,071
Class R-6	2,596,175	178,207	273,329	20,262	(815,546)	(55,865)	2,053,958	142,604
Total net increase (decrease)	$3,565,400	245,754	$399,888	29,753	$(1,336,882)	(92,335)	$2,628,406	183,172

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	59

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$154,349	6,497	$31,592	1,359	$(98,941)	(4,157)	$87,000	3,699
Class C	10,794	467	1,761	78	(13,088)	(564)	(533)	(19)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,034	214	1,263	55	(4,301)	(184)	1,996	85
Class F-2	13,707	579	1,988	86	(8,485)	(357)	7,210	308
Class F-3	1,003	43	349	15	(818)	(34)	534	24
Class R-1	1,602	70	198	9	(1,285)	(55)	515	24
Class R-2	94,426	4,103	10,335	458	(90,376)	(3,916)	14,385	645
Class R-2E	21,261	916	2,912	127	(31,240)	(1,343)	(7,067)	(300)
Class R-3	160,186	6,826	18,665	813	(132,066)	(5,636)	46,785	2,003
Class R-4	151,024	6,397	21,659	933	(139,718)	(5,884)	32,965	1,446
Class R-5E	88,647	3,737	12,386	534	(85,134)	(3,664)	15,899	607
Class R-5	37,539	1,560	6,748	287	(43,859)	(1,848)	428	(1)
Class R-6	2,275,461	94,703	326,130	13,860	(984,171)	(40,890)	1,617,420	67,673
Total net increase (decrease)	$3,015,033	126,112	$435,986	18,614	$(1,633,482)	(68,532)	$1,817,537	76,194

Year ended October 31, 2023

Class A	$269,499	12,672	$69,563	3,522	$(128,165)	(6,021)	$210,897	10,173
Class C	19,864	959	5,459	283	(15,765)	(760)	9,558	482
Class T	—	—	—	—	—	—	—	—
Class F-1	7,829	372	3,057	156	(6,774)	(319)	4,112	209
Class F-2	22,309	1,043	3,765	191	(12,146)	(573)	13,928	661
Class F-3	2,171	104	772	39	(1,480)	(70)	1,463	73
Class R-1	3,292	160	585	30	(2,568)	(126)	1,309	64
Class R-2	174,251	8,450	31,101	1,619	(141,373)	(6,870)	63,979	3,199
Class R-2E	46,401	2,221	7,511	387	(36,782)	(1,794)	17,130	814
Class R-3	278,684	13,283	45,699	2,342	(209,011)	(9,979)	115,372	5,646
Class R-4	284,432	13,374	47,814	2,425	(198,450)	(9,395)	133,796	6,404
Class R-5E	160,035	7,546	26,078	1,325	(99,711)	(4,712)	86,402	4,159
Class R-5	63,196	2,936	15,035	754	(55,913)	(2,621)	22,318	1,069
Class R-6	3,701,079	171,809	589,480	29,518	(1,327,359)	(61,557)	2,963,200	139,770
Total net increase (decrease)	$5,033,042	234,929	$845,919	42,591	$(2,235,497)	(104,797)	$3,643,464	172,723

Refer to the end of the tables for footnotes.

60	American Funds Target Date Retirement Series

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$188,369	9,964	$50,930	2,750	$(146,258)	(7,722)	$93,041	4,992
Class C	15,021	820	2,729	151	(20,158)	(1,095)	(2,408)	(124)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,052	643	1,942	106	(9,507)	(508)	4,487	241
Class F-2	17,721	939	3,121	169	(12,879)	(680)	7,963	428
Class F-3	2,059	109	421	23	(1,786)	(94)	694	38
Class R-1	1,605	88	344	19	(2,389)	(128)	(440)	(21)
Class R-2	121,616	6,630	15,680	870	(118,157)	(6,423)	19,139	1,077
Class R-2E	28,446	1,538	4,574	252	(45,997)	(2,503)	(12,977)	(713)
Class R-3	197,262	10,579	30,660	1,679	(162,724)	(8,725)	65,198	3,533
Class R-4	173,123	9,205	32,688	1,769	(201,839)	(10,679)	3,972	295
Class R-5E	113,831	6,032	19,512	1,058	(102,023)	(5,494)	31,320	1,596
Class R-5	35,675	1,860	9,346	499	(49,437)	(2,617)	(4,416)	(258)
Class R-6	2,803,380	147,463	506,476	27,171	(1,404,366)	(73,759)	1,905,490	100,875
Total net increase (decrease)	$3,710,160	195,870	$678,423	36,516	$(2,277,520)	(120,427)	$2,111,063	111,959

Year ended October 31, 2023

Class A	$323,134	18,999	$113,663	7,175	$(194,431)	(11,416)	$242,366	14,758
Class C	26,266	1,589	8,339	540	(27,182)	(1,640)	7,423	489
Class T	—	—	—	—	—	—	—	—
Class F-1	9,857	582	4,919	313	(13,732)	(813)	1,044	82
Class F-2	31,944	1,874	6,118	387	(19,865)	(1,174)	18,197	1,087
Class F-3	3,495	207	901	56	(2,948)	(173)	1,448	90
Class R-1	3,740	227	995	64	(3,231)	(193)	1,504	98
Class R-2	221,351	13,404	45,808	2,969	(203,047)	(12,333)	64,112	4,040
Class R-2E	55,646	3,337	11,810	760	(48,250)	(2,941)	19,206	1,156
Class R-3	356,052	21,255	74,480	4,766	(286,120)	(17,100)	144,412	8,921
Class R-4	350,381	20,589	73,763	4,669	(278,337)	(16,522)	145,807	8,736
Class R-5E	191,290	11,261	41,373	2,622	(130,999)	(7,726)	101,664	6,157
Class R-5	66,940	3,896	22,193	1,387	(82,257)	(4,803)	6,876	480
Class R-6	4,686,455	273,442	940,198	59,021	(1,963,490)	(114,423)	3,663,163	218,040
Total net increase (decrease)	$6,326,551	370,662	$1,344,560	84,729	$(3,253,889)	(191,257)	$4,417,222	264,134

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	61

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$200,234	10,408	$58,407	3,100	$(160,165)	(8,308)	$98,476	5,200
Class C	13,456	719	2,942	160	(19,158)	(1,023)	(2,760)	(144)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,684	557	2,481	133	(14,230)	(756)	(1,065)	(66)
Class F-2	20,736	1,071	4,017	213	(12,615)	(657)	12,138	627
Class F-3	4,045	209	368	20	(1,482)	(76)	2,931	153
Class R-1	2,396	128	536	29	(1,925)	(103)	1,007	54
Class R-2	138,711	7,459	20,788	1,138	(140,434)	(7,533)	19,065	1,064
Class R-2E	35,213	1,870	5,705	309	(54,948)	(2,942)	(14,030)	(763)
Class R-3	218,983	11,539	35,552	1,916	(192,730)	(10,173)	61,805	3,282
Class R-4	187,498	9,789	38,007	2,022	(208,927)	(10,878)	16,578	933
Class R-5E	121,432	6,328	23,455	1,250	(107,882)	(5,746)	37,005	1,832
Class R-5	38,570	1,974	10,834	568	(48,611)	(2,520)	793	22
Class R-6	2,913,954	150,725	586,380	30,927	(1,501,194)	(77,501)	1,999,140	104,151
Total net increase (decrease)	$3,905,912	202,776	$789,472	41,785	$(2,464,301)	(128,216)	$2,231,083	116,345

Year ended October 31, 2023

Class A	$335,965	19,365	$121,302	7,479	$(206,405)	(11,875)	$250,862	14,969
Class C	25,306	1,499	8,112	512	(26,977)	(1,592)	6,441	419
Class T	—	—	—	—	—	—	—	—
Class F-1	13,889	803	5,769	358	(13,740)	(796)	5,918	365
Class F-2	32,094	1,845	7,659	472	(21,911)	(1,261)	17,842	1,056
Class F-3	5,342	305	614	38	(3,104)	(180)	2,852	163
Class R-1	5,525	327	1,346	85	(3,472)	(206)	3,399	206
Class R-2	242,889	14,467	54,546	3,464	(223,049)	(13,300)	74,386	4,631
Class R-2E	60,899	3,580	16,841	1,058	(106,687)	(6,511)	(28,947)	(1,873)
Class R-3	388,896	22,739	79,991	5,003	(329,294)	(19,266)	139,593	8,476
Class R-4	370,790	21,344	79,481	4,909	(295,915)	(17,169)	154,356	9,084
Class R-5E	216,210	12,481	48,628	3,011	(186,245)	(10,822)	78,593	4,670
Class R-5	67,453	3,834	23,937	1,460	(88,982)	(5,098)	2,408	196
Class R-6	4,845,141	277,253	1,032,657	63,276	(2,139,976)	(122,211)	3,737,822	218,318
Total net increase (decrease)	$6,610,399	379,842	$1,480,883	91,125	$(3,645,757)	(210,287)	$4,445,525	260,680

Refer to the end of the tables for footnotes.

62	American Funds Target Date Retirement Series

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$250,770	13,396	$75,737	4,123	$(199,789)	(10,655)	$126,718	6,864
Class C	15,833	867	3,454	192	(24,785)	(1,361)	(5,498)	(302)
Class T	—	—	—	—	—	—	—	—
Class F-1	20,157	1,075	3,986	219	(12,933)	(697)	11,210	597
Class F-2	26,265	1,405	5,359	292	(20,414)	(1,097)	11,210	600
Class F-3	11,399	610	629	34	(4,599)	(240)	7,429	404
Class R-1	2,728	149	676	38	(2,436)	(134)	968	53
Class R-2	140,117	7,702	24,795	1,387	(136,285)	(7,491)	28,627	1,598
Class R-2E	37,326	2,026	6,929	385	(63,121)	(3,451)	(18,866)	(1,040)
Class R-3	245,152	13,251	44,419	2,447	(232,013)	(12,558)	57,558	3,140
Class R-4	208,706	11,190	48,278	2,632	(238,193)	(12,716)	18,791	1,106
Class R-5E	125,693	6,726	29,583	1,616	(117,803)	(6,423)	37,473	1,919
Class R-5	40,093	2,108	12,536	675	(52,249)	(2,770)	380	13
Class R-6	3,179,180	168,785	725,162	39,219	(1,849,566)	(97,947)	2,054,776	110,057
Total net increase (decrease)	$4,303,419	229,290	$981,543	53,259	$(2,954,186)	(157,540)	$2,330,776	125,009

Year ended October 31, 2023

Class A	$396,950	23,378	$149,680	9,402	$(285,682)	(16,788)	$260,948	15,992
Class C	27,929	1,688	9,079	583	(32,827)	(1,978)	4,181	293
Class T	—	—	—	—	—	—	—	—
Class F-1	19,956	1,181	8,481	537	(24,618)	(1,455)	3,819	263
Class F-2	47,074	2,762	9,458	594	(31,389)	(1,850)	25,143	1,506
Class F-3	10,080	589	1,144	72	(8,513)	(501)	2,711	160
Class R-1	5,388	325	1,621	104	(4,262)	(254)	2,747	175
Class R-2	257,629	15,619	60,353	3,889	(246,952)	(15,021)	71,030	4,487
Class R-2E	63,046	3,779	15,604	998	(57,544)	(3,492)	21,106	1,285
Class R-3	427,884	25,523	95,423	6,062	(387,038)	(23,090)	136,269	8,495
Class R-4	415,424	24,401	96,516	6,075	(364,417)	(21,617)	147,523	8,859
Class R-5E	243,845	14,382	57,784	3,643	(213,236)	(12,577)	88,393	5,448
Class R-5	67,985	3,952	27,737	1,725	(121,290)	(7,094)	(25,568)	(1,417)
Class R-6	5,338,680	312,124	1,222,147	76,337	(2,438,489)	(142,495)	4,122,338	245,966
Total net increase (decrease)	$7,321,870	429,703	$1,755,027	110,021	$(4,216,257)	(248,212)	$4,860,640	291,512

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	63

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$299,505	16,863	$91,083	5,214	$(243,912)	(13,711)	$146,676	8,366
Class C	20,335	1,172	4,026	235	(26,275)	(1,519)	(1,914)	(112)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,776	1,335	5,215	300	(21,137)	(1,206)	7,854	429
Class F-2	36,282	2,051	6,832	391	(34,296)	(1,936)	8,818	506
Class F-3	4,936	280	1,052	60	(3,701)	(209)	2,287	131
Class R-1	2,823	165	772	46	(3,598)	(204)	(3)	7
Class R-2	155,638	9,009	29,711	1,745	(165,220)	(9,542)	20,129	1,212
Class R-2E	53,608	3,081	8,669	507	(80,004)	(4,606)	(17,727)	(1,018)
Class R-3	278,735	15,930	53,486	3,100	(263,759)	(15,060)	68,462	3,970
Class R-4	250,060	14,123	57,315	3,288	(281,364)	(15,848)	26,011	1,563
Class R-5E	158,545	8,957	30,600	1,757	(131,942)	(7,552)	57,203	3,162
Class R-5	48,815	2,712	16,455	932	(59,148)	(3,297)	6,122	347
Class R-6	3,505,325	196,531	816,802	46,489	(1,961,015)	(109,755)	2,361,112	133,265
Total net increase (decrease)	$4,838,383	272,209	$1,122,018	64,064	$(3,275,371)	(184,445)	$2,685,030	151,828

Year ended October 31, 2023

Class A	$475,479	29,041	$150,991	9,754	$(331,738)	(20,274)	$294,732	18,521
Class C	29,017	1,820	8,612	568	(37,661)	(2,359)	(32)	29
Class T	—	—	—	—	—	—	—	—
Class F-1	31,443	1,928	9,128	594	(32,852)	(2,023)	7,719	499
Class F-2	50,790	3,096	10,649	688	(37,780)	(2,315)	23,659	1,469
Class F-3	9,022	553	1,796	116	(10,385)	(643)	433	26
Class R-1	6,535	411	1,477	98	(5,196)	(328)	2,816	181
Class R-2	291,519	18,332	59,525	3,942	(287,862)	(18,132)	63,182	4,142
Class R-2E	78,357	4,868	17,702	1,166	(114,074)	(7,277)	(18,015)	(1,243)
Class R-3	496,295	30,795	97,055	6,348	(481,596)	(29,913)	111,754	7,230
Class R-4	478,009	29,216	95,874	6,210	(404,825)	(24,906)	169,058	10,520
Class R-5E	265,847	16,262	53,052	3,438	(282,283)	(17,415)	36,616	2,285
Class R-5	88,125	5,335	28,999	1,855	(114,470)	(6,959)	2,654	231
Class R-6	5,722,018	348,066	1,183,636	76,118	(2,722,183)	(165,306)	4,183,471	258,878
Total net increase (decrease)	$8,022,456	489,723	$1,718,496	110,895	$(4,862,905)	(297,850)	$4,878,047	302,768

Refer to the end of the tables for footnotes.

64	American Funds Target Date Retirement Series

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$323,528	19,905	$110,085	6,850	$(330,002)	(20,293)	$103,611	6,462
Class C	18,955	1,194	4,742	302	(35,018)	(2,208)	(11,321)	(712)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,636	1,337	4,305	270	(21,832)	(1,363)	4,109	244
Class F-2	51,190	3,150	9,455	589	(43,131)	(2,651)	17,514	1,088
Class F-3	5,230	321	1,270	79	(7,284)	(443)	(784)	(43)
Class R-1	3,114	196	919	58	(4,023)	(252)	10	2
Class R-2	142,393	8,990	29,200	1,862	(176,178)	(11,114)	(4,585)	(262)
Class R-2E	45,389	2,849	9,868	626	(82,738)	(5,197)	(27,481)	(1,722)
Class R-3	274,467	17,072	59,975	3,777	(300,439)	(18,677)	34,003	2,172
Class R-4	261,468	16,121	66,349	4,136	(359,020)	(22,101)	(31,203)	(1,844)
Class R-5E	150,706	9,265	34,175	2,135	(149,450)	(9,332)	35,431	2,068
Class R-5	47,995	2,919	17,135	1,056	(61,904)	(3,769)	3,226	206
Class R-6	3,410,174	208,803	898,880	55,658	(2,610,435)	(159,506)	1,698,619	104,955
Total net increase (decrease)	$4,756,245	292,122	$1,246,358	77,398	$(4,181,454)	(256,906)	$1,821,149	112,614

Year ended October 31, 2023

Class A	$518,514	34,051	$153,577	10,548	$(481,400)	(31,663)	$190,691	12,936
Class C	33,753	2,273	8,152	572	(49,504)	(3,330)	(7,599)	(485)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,419	1,892	6,442	447	(37,193)	(2,460)	(2,332)	(121)
Class F-2	73,306	4,804	12,608	867	(65,704)	(4,320)	20,210	1,351
Class F-3	16,688	1,092	1,732	119	(13,894)	(904)	4,526	307
Class R-1	7,231	483	1,479	103	(7,917)	(527)	793	59
Class R-2	268,757	18,152	46,603	3,277	(291,056)	(19,703)	24,304	1,726
Class R-2E	86,833	5,822	15,365	1,075	(103,450)	(6,978)	(1,252)	(81)
Class R-3	489,457	32,624	88,367	6,141	(541,234)	(36,085)	36,590	2,680
Class R-4	491,875	32,284	94,698	6,518	(530,578)	(35,039)	55,995	3,763
Class R-5E	246,831	16,261	49,944	3,444	(306,975)	(20,240)	(10,200)	(535)
Class R-5	83,175	5,408	26,736	1,818	(159,521)	(10,395)	(49,610)	(3,169)
Class R-6	5,809,484	380,046	1,107,907	75,780	(3,291,627)	(214,984)	3,625,764	240,842
Total net increase (decrease)	$8,154,323	535,192	$1,613,610	110,709	$(5,880,053)	(386,628)	$3,887,880	259,273

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	65

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$210,158	14,355	$111,987	7,718	$(350,958)	(23,981)	$(28,813)	(1,908)
Class C	11,648	815	4,589	323	(32,301)	(2,259)	(16,064)	(1,121)
Class T	—	—	—	—	—	—	—	—
Class F-1	9,617	663	2,849	197	(12,680)	(873)	(214)	(13)
Class F-2	36,637	2,502	8,319	574	(45,648)	(3,127)	(692)	(51)
Class F-3	6,498	433	1,200	83	(6,403)	(436)	1,295	80
Class R-1	1,507	105	585	41	(4,651)	(324)	(2,559)	(178)
Class R-2	96,299	6,740	25,362	1,788	(146,451)	(10,239)	(24,790)	(1,711)
Class R-2E	30,034	2,092	8,485	596	(63,160)	(4,399)	(24,641)	(1,711)
Class R-3	174,978	12,075	48,850	3,405	(267,145)	(18,445)	(43,317)	(2,965)
Class R-4	164,673	11,280	54,296	3,747	(322,180)	(22,004)	(103,211)	(6,977)
Class R-5E	103,194	7,057	28,849	1,995	(146,389)	(10,083)	(14,346)	(1,031)
Class R-5	32,453	2,190	14,126	965	(66,521)	(4,486)	(19,942)	(1,331)
Class R-6	2,149,953	145,897	722,865	49,545	(2,649,476)	(179,581)	223,342	15,861
Total net increase (decrease)	$3,027,649	206,204	$1,032,362	70,977	$(4,113,963)	(280,237)	$(53,952)	(3,056)

Year ended October 31, 2023

Class A	$430,340	30,836	$134,984	10,006	$(546,391)	(39,172)	$18,933	1,670
Class C	25,554	1,874	6,538	494	(53,215)	(3,900)	(21,123)	(1,532)
Class T	—	—	—	—	—	—	—	—
Class F-1	17,293	1,245	3,808	285	(28,555)	(2,061)	(7,454)	(531)
Class F-2	59,355	4,258	10,015	744	(74,114)	(5,321)	(4,744)	(319)
Class F-3	9,199	660	1,486	110	(10,273)	(736)	412	34
Class R-1	4,263	312	829	62	(9,052)	(663)	(3,960)	(289)
Class R-2	182,014	13,392	33,450	2,534	(279,941)	(20,623)	(64,477)	(4,697)
Class R-2E	69,626	5,078	12,046	908	(139,014)	(10,299)	(57,342)	(4,313)
Class R-3	339,748	24,662	62,017	4,645	(498,900)	(36,197)	(97,135)	(6,890)
Class R-4	358,997	25,738	67,944	5,044	(502,790)	(36,151)	(75,849)	(5,369)
Class R-5E	189,294	13,567	38,705	2,878	(332,366)	(23,913)	(104,367)	(7,468)
Class R-5	62,273	4,426	19,898	1,462	(154,122)	(10,941)	(71,951)	(5,053)
Class R-6	3,978,142	283,541	800,277	59,017	(3,522,457)	(250,659)	1,255,962	91,899
Total net increase (decrease)	$5,726,098	409,589	$1,191,997	88,189	$(6,151,190)	(440,636)	$766,905	57,142

Refer to the end of the tables for footnotes.

66	American Funds Target Date Retirement Series

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$76,942	5,910	$71,757	5,554	$(221,841)	(17,055)	$(73,142)	(5,591)
Class C	3,979	312	2,755	217	(17,437)	(1,365)	(10,703)	(836)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,828	141	1,472	115	(7,762)	(598)	(4,462)	(342)
Class F-2	19,877	1,534	4,619	358	(33,355)	(2,572)	(8,859)	(680)
Class F-3	2,914	226	795	61	(2,782)	(213)	927	74
Class R-1	391	31	209	16	(1,528)	(119)	(928)	(72)
Class R-2	38,622	3,023	11,789	928	(71,885)	(5,622)	(21,474)	(1,671)
Class R-2E	14,570	1,142	4,256	335	(35,081)	(2,746)	(16,255)	(1,269)
Class R-3	57,802	4,471	24,134	1,883	(134,616)	(10,435)	(52,680)	(4,081)
Class R-4	67,010	5,144	29,384	2,276	(155,704)	(11,952)	(59,310)	(4,532)
Class R-5E	43,337	3,353	15,241	1,185	(78,831)	(6,082)	(20,253)	(1,544)
Class R-5	9,896	753	7,172	551	(30,170)	(2,285)	(13,102)	(981)
Class R-6	951,847	72,694	364,637	28,114	(1,529,183)	(116,756)	(212,699)	(15,948)
Total net increase (decrease)	$1,289,015	98,734	$538,220	41,593	$(2,320,175)	(177,800)	$(492,940)	(37,473)

Year ended October 31, 2023

Class A	$174,356	13,912	$86,843	7,113	$(385,801)	(30,788)	$(124,602)	(9,763)
Class C	9,185	747	3,976	331	(35,695)	(2,907)	(22,534)	(1,829)
Class T	—	—	—	—	—	—	—	—
Class F-1	9,524	768	1,865	154	(16,162)	(1,292)	(4,773)	(370)
Class F-2	28,311	2,255	6,127	503	(46,206)	(3,702)	(11,768)	(944)
Class F-3	10,657	854	691	57	(5,301)	(425)	6,047	486
Class R-1	1,038	84	273	23	(3,395)	(274)	(2,084)	(167)
Class R-2	74,350	6,055	15,655	1,303	(152,965)	(12,492)	(62,960)	(5,134)
Class R-2E	31,033	2,516	5,836	486	(66,373)	(5,405)	(29,504)	(2,403)
Class R-3	137,702	11,106	31,575	2,607	(286,065)	(23,047)	(116,788)	(9,334)
Class R-4	161,862	12,907	36,724	3,010	(292,217)	(23,417)	(93,631)	(7,500)
Class R-5E	87,467	7,011	20,558	1,691	(200,239)	(16,006)	(92,214)	(7,304)
Class R-5	21,066	1,669	9,981	811	(72,956)	(5,766)	(41,909)	(3,286)
Class R-6	1,809,653	143,740	412,442	33,641	(2,272,794)	(180,296)	(50,699)	(2,915)
Total net increase (decrease)	$2,556,204	203,624	$632,546	51,730	$(3,836,169)	(305,817)	$(647,419)	(50,463)

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	67

2015 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$28,704	2,408	$28,527	2,407	$(85,613)	(7,155)	$(28,382)	(2,340)
Class C	762	65	693	59	(5,252)	(448)	(3,797)	(324)
Class T	—	—	—	—	—	—	—	—
Class F-1	290	25	413	35	(1,581)	(134)	(878)	(74)
Class F-2	4,649	391	1,820	154	(7,229)	(608)	(760)	(63)
Class F-3	174	14	270	23	(619)	(52)	(175)	(15)
Class R-1	360	31	165	14	(560)	(48)	(35)	(3)
Class R-2	10,208	866	4,101	351	(26,412)	(2,245)	(12,103)	(1,028)
Class R-2E	6,198	530	1,534	131	(12,358)	(1,055)	(4,626)	(394)
Class R-3	19,395	1,641	8,706	740	(47,204)	(3,990)	(19,103)	(1,609)
Class R-4	16,986	1,421	7,937	670	(37,218)	(3,116)	(12,295)	(1,025)
Class R-5E	10,387	878	4,129	350	(18,930)	(1,593)	(4,414)	(365)
Class R-5	3,028	251	2,651	222	(9,566)	(797)	(3,887)	(324)
Class R-6	326,889	27,289	121,216	10,212	(498,115)	(41,605)	(50,010)	(4,104)
Total net increase (decrease)	$428,030	35,810	$182,162	15,368	$(750,657)	(62,846)	$(140,465)	(11,668)

Year ended October 31, 2023

Class A	$52,016	4,486	$30,672	2,709	$(143,534)	(12,392)	$(60,846)	(5,197)
Class C	2,074	182	959	86	(12,256)	(1,077)	(9,223)	(809)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,595	138	418	37	(2,015)	(175)	(2)	— †
Class F-2	8,437	731	1,881	166	(12,345)	(1,070)	(2,027)	(173)
Class F-3	1,046	91	269	24	(874)	(76)	441	39
Class R-1	801	70	177	16	(1,394)	(123)	(416)	(37)
Class R-2	21,805	1,919	4,545	407	(45,847)	(4,031)	(19,497)	(1,705)
Class R-2E	10,984	964	1,846	166	(27,821)	(2,456)	(14,991)	(1,326)
Class R-3	37,796	3,292	10,039	893	(90,115)	(7,851)	(42,280)	(3,666)
Class R-4	41,165	3,572	8,970	793	(84,674)	(7,333)	(34,539)	(2,968)
Class R-5E	28,494	2,463	5,080	451	(58,105)	(5,022)	(24,531)	(2,108)
Class R-5	5,458	468	3,112	274	(19,245)	(1,648)	(10,675)	(906)
Class R-6	637,668	54,941	120,563	10,632	(763,945)	(65,761)	(5,714)	(188)
Total net increase (decrease)	$849,339	73,317	$188,531	16,654	$(1,262,170)	(109,015)	$(224,300)	(19,044)

Refer to the end of the tables for footnotes.

68	American Funds Target Date Retirement Series

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$17,292	1,520	$18,459	1,640	$(57,879)	(5,103)	$(22,128)	(1,943)
Class C	935	84	536	48	(3,766)	(337)	(2,295)	(205)
Class T	—	—	—	—	—	—	—	—
Class F-1	248	22	351	31	(1,081)	(96)	(482)	(43)
Class F-2	4,219	373	1,605	143	(9,161)	(808)	(3,337)	(292)
Class F-3	37	3	343	31	(691)	(60)	(311)	(26)
Class R-1	196	17	69	6	(215)	(19)	50	4
Class R-2	7,747	695	2,229	200	(13,635)	(1,219)	(3,659)	(324)
Class R-2E	4,576	410	1,300	117	(7,776)	(697)	(1,900)	(170)
Class R-3	17,707	1,574	5,624	502	(31,296)	(2,772)	(7,965)	(696)
Class R-4	19,128	1,681	7,553	671	(42,767)	(3,776)	(16,086)	(1,424)
Class R-5E	6,677	592	3,430	306	(13,156)	(1,167)	(3,049)	(269)
Class R-5	2,550	223	1,944	172	(8,830)	(771)	(4,336)	(376)
Class R-6	280,990	24,696	99,065	8,774	(402,735)	(35,396)	(22,680)	(1,926)
Total net increase (decrease)	$362,302	31,890	$142,508	12,641	$(592,988)	(52,221)	$(88,178)	(7,690)

Year ended October 31, 2023

Class A	$35,191	3,183	$18,649	1,720	$(97,441)	(8,801)	$(43,601)	(3,898)
Class C	1,760	163	624	58	(7,793)	(717)	(5,409)	(496)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,731	158	344	32	(2,137)	(194)	(62)	(4)
Class F-2	12,777	1,159	1,491	138	(13,038)	(1,183)	1,230	114
Class F-3	2,699	242	372	34	(3,534)	(319)	(463)	(43)
Class R-1	570	52	58	6	(218)	(20)	410	38
Class R-2	16,443	1,515	2,142	200	(27,677)	(2,543)	(9,092)	(828)
Class R-2E	11,439	1,048	1,501	141	(27,042)	(2,488)	(14,102)	(1,299)
Class R-3	33,336	3,037	6,184	573	(70,536)	(6,439)	(31,016)	(2,829)
Class R-4	44,878	4,059	7,579	700	(74,141)	(6,729)	(21,684)	(1,970)
Class R-5E	20,709	1,881	4,150	384	(50,815)	(4,619)	(25,956)	(2,354)
Class R-5	5,935	535	2,184	201	(16,331)	(1,465)	(8,212)	(729)
Class R-6	643,154	58,063	92,034	8,475	(740,195)	(66,692)	(5,007)	(154)
Total net increase (decrease)	$830,622	75,095	$137,312	12,662	$(1,130,898)	(102,209)	$(162,964)	(14,452)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Target Date Retirement Series	69

Financial highlights

2065 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$13.71	$.14	$2.45	$2.59	$(.16)	$(.10)	$(.26)	$16.04	19.01%[8]		$287		.36%[9]		.36%[9]		.74%[9]		1.79%[9]
10/31/2023	13.07	.15	.97	1.12	(.07)	(.41)	(.48)	13.71	8.67		194		.39		.39		.77		1.05
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09)	(.13)	(.22)	13.07	(21.75)		104		.39		.39		.76		.78
10/31/2021	12.66	.10	4.27	4.37	(.08)	(.01)	(.09)	16.94	34.61		54		.44		.40		.77		.60
10/31/2020[6,10]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[8]	7		.60	[9]	.38	[9]	.75	[9]	.67	[9]
Class C:
4/30/2024[6,7]	13.52	.08	2.42	2.50	(.08)	(.10)	(.18)	15.84	18.56	[8]	21		1.11	[9]	1.10	[9]	1.48	[9]	1.06	[9]
10/31/2023	12.93	.04	.96	1.00	— [11]	(.41)	(.41)	13.52	7.91		14		1.10		1.10		1.48		.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02)	(.13)	(.15)	12.93	(22.33)		7		1.09		1.09		1.46		.07
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[6,10]	10.00	— [11]	2.63	2.63	—	—	—	12.63	26.30	[8]	—	[12]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,13]
Class T:
4/30/2024[6,7]	13.81	.17	2.46	2.63	(.20)	(.10)	(.30)	16.14	19.15	[8,14]	—	[12]	.11	[9,14]	.08	[9,14]	.46	[9,14]	2.16	[9,14]
10/31/2023	13.15	.21	.95	1.16	(.09)	(.41)	(.50)	13.81	9.09	[14]	—	[12]	.06	[14]	.06	[14]	.44	[14]	1.47	[14]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11)	(.13)	(.24)	13.15	(21.57)[14]		—	[12]	.08	[14]	.08	[14]	.45	[14]	1.14	[14]
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[14]	—	[12]	.24	[14]	.11	[14]	.48	[14]	1.02	[14]
10/31/2020[6,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.48	[9,14]	.02	[9,14]	.39	[9,14]	.94	[9,14]
Class F-1:
4/30/2024[6,7]	13.74	.14	2.45	2.59	(.16)	(.10)	(.26)	16.07	18.93	[8]	3		.37	[9]	.37	[9]	.75	[9]	1.80	[9]
10/31/2023	13.09	.15	.98	1.13	(.07)	(.41)	(.48)	13.74	8.82		3		.37		.37		.75		1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08)	(.13)	(.21)	13.09	(21.83)		2		.37		.37		.74		.81
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[6,10]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[8]	—	[12]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
4/30/2024[6,7]	13.80	.16	2.46	2.62	(.19)	(.10)	(.29)	16.13	19.15	[8]	19		.10	[9]	.10	[9]	.48	[9]	2.06	[9]
10/31/2023	13.14	.19	.98	1.17	(.10)	(.41)	(.51)	13.80	9.11		13		.10		.10		.48		1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12)	(.13)	(.25)	13.14	(21.59)		6		.09		.09		.46		1.08
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[6,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
4/30/2024[6,7]	13.82	.17	2.46	2.63	(.20)	(.10)	(.30)	16.15	19.19	[8]	1		.02	[9]	.01	[9]	.39	[9]	2.20	[9]
10/31/2023	13.16	.21	.96	1.17	(.10)	(.41)	(.51)	13.82	9.17		1		.01		.01		.39		1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		—	[12]	.01		.01		.38		1.18
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[12]	.10		.03		.40		1.08
10/31/2020[6,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.30	[9]	—	[9,13]	.37	[9]	.99	[9]
Class R-1:
4/30/2024[6,7]	13.61	.08	2.43	2.51	(.06)	(.10)	(.16)	15.96	18.55	[8]	1		1.10	[9]	1.10	[9]	1.48	[9]	1.09	[9]
10/31/2023	13.01	.05	.96	1.01	—	(.41)	(.41)	13.61	7.93		1		1.09		1.09		1.47		.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03)	(.13)	(.16)	13.01	(22.34)		1		1.08		1.08		1.45		.14
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[6,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.45	[9,14]	.06	[9,14]	.43	[9,14]	.90	[9,14]
Class R-2:
4/30/2024[6,7]	13.52	.08	2.42	2.50	(.08)	(.10)	(.18)	15.84	18.57	[8]	153		1.11	[9]	1.11	[9]	1.49	[9]	1.04	[9]
10/31/2023	12.93	.05	.95	1.00	—	(.41)	(.41)	13.52	7.90		103		1.11		1.11		1.49		.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [11]	(.13)	(.13)	12.93	(22.33)		60		1.11		1.11		1.48		.06
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[6,10]	10.00	— [11]	2.61	2.61	—	—	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
4/30/2024[6,7]	13.62	.11	2.43	2.54	(.12)	(.10)	(.22)	15.94	18.73	[8]	17		.82	[9]	.81	[9]	1.19	[9]	1.37	[9]
10/31/2023	13.01	.09	.96	1.05	(.03)	(.41)	(.44)	13.62	8.24		12		.80		.80		1.18		.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03)	(.13)	(.16)	13.01	(22.12)		6		.81		.81		1.18		.34
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[6,10]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]

Refer to the end of the tables for footnotes.

70	American Funds Target Date Retirement Series

Financial highlights (continued)

2065 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/2024[6,7]	$13.65	$.12	$2.44	$2.56	$(.13)	$(.10)	$(.23)	$15.98	18.86%[8]		$186	.66%[9]		.66%[9]		1.04%[9]		1.51%[9]
10/31/2023	13.03	.11	.96	1.07	(.04)	(.41)	(.45)	13.65	8.40		128	.66		.66		1.04		.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05)	(.13)	(.18)	13.03	(22.00)		67	.66		.66		1.03		.51
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39	.72		.67		1.04		.34
10/31/2020[6,10]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[8]	8	.91	[9]	.66	[9]	1.03	[9]	.45	[9]
Class R-4:
4/30/2024[6,7]	13.72	.14	2.45	2.59	(.16)	(.10)	(.26)	16.05	19.02	[8]	114	.37	[9]	.36	[9]	.74	[9]	1.79	[9]
10/31/2023	13.08	.15	.97	1.12	(.07)	(.41)	(.48)	13.72	8.76		78	.36		.36		.74		1.09
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09)	(.13)	(.22)	13.08	(21.81)		42	.36		.36		.73		.82
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63		24	.42		.38		.75		.65
10/31/2020[6,10]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70	[8]	3	.57	[9]	.36	[9]	.73	[9]	.71	[9]
Class R-5E:
4/30/2024[6,7]	13.78	.16	2.45	2.61	(.19)	(.10)	(.29)	16.10	19.05	[8]	103	.16	[9]	.16	[9]	.54	[9]	2.00	[9]
10/31/2023	13.13	.18	.97	1.15	(.09)	(.41)	(.50)	13.78	9.00		69	.16		.16		.54		1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11)	(.13)	(.24)	13.13	(21.60)		32	.16		.16		.53		1.01
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90		16	.22		.17		.54		.85
10/31/2020[6,10]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80	[8]	3	.35	[9]	.17	[9]	.54	[9]	.99	[9]
Class R-5:
4/30/2024[6,7]	13.80	.17	2.46	2.63	(.20)	(.10)	(.30)	16.13	19.18	[8]	38	.07	[9]	.06	[9]	.44	[9]	2.16	[9]
10/31/2023	13.15	.19	.97	1.16	(.10)	(.41)	(.51)	13.80	9.05		25	.06		.06		.44		1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12)	(.13)	(.25)	13.15	(21.53)		13	.06		.06		.43		1.11
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99		7	.12		.08		.45		.98
10/31/2020[6,10]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90	[8]	1	.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
4/30/2024[6,7]	13.82	.16	2.47	2.63	(.20)	(.10)	(.30)	16.15	19.19	[8]	1,734	.02	[9]	.01	[9]	.39	[9]	2.09	[9]
10/31/2023	13.16	.20	.97	1.17	(.10)	(.41)	(.51)	13.82	9.17		1,045	.01		.01		.39		1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		430	.01		.01		.38		1.15
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09		194	.07		.03		.40		.95
10/31/2020[6,10]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90	[8]	14	.18	[9]	.04	[9]	.41	[9]	1.16	[9]

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2060 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$14.14	$.15		$2.51	$2.66	$(.18)	$(.15)	$(.33)	$16.47	18.96%[8]		$1,007		.36%[9]		.74%[9]		1.84%[9]
10/31/2023	13.81	.16		1.00	1.16	(.07)	(.76)	(.83)	14.14	8.75		791		.35		.73		1.14
10/31/2022	18.27	.14		(3.98)	(3.84)	(.13)	(.49)	(.62)	13.81	(21.77)		604		.34		.71		.88
10/31/2021	13.92	.13		4.62	4.75	(.09)	(.31)	(.40)	18.27	34.65		619		.34		.71		.77
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25		363		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22		232		.40		.79		1.27
Class C:
4/30/2024[6,7]	13.81	.09		2.46	2.55	(.08)	(.15)	(.23)	16.13	18.56	[8]	99		1.09	[9]	1.47	[9]	1.14	[9]
10/31/2023	13.53	.06		.98	1.04	—	(.76)	(.76)	13.81	7.95		82		1.09		1.47		.41
10/31/2022	17.92	.02		(3.91)	(3.89)	(.01)	(.49)	(.50)	13.53	(22.34)		67		1.08		1.45		.14
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66		75		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43		49		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46		34		1.12		1.51		.51
Class T:
4/30/2024[6,7]	14.23	.17		2.53	2.70	(.22)	(.15)	(.37)	16.56	19.13	[8,14]	—	[12]	.10	[9,14]	.48	[9,14]	2.15	[9,14]
10/31/2023	13.88	.22		1.00	1.22	(.11)	(.76)	(.87)	14.23	9.12	[14]	—	[12]	.06	[14]	.44	[14]	1.49	[14]
10/31/2022	18.34	.18		(3.99)	(3.81)	(.16)	(.49)	(.65)	13.88	(21.55)[14]		—	[12]	.08	[14]	.45	[14]	1.15	[14]
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86	[14]	—	[12]	.15	[14]	.52	[14]	.99	[14]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48	[14]	—	[12]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54	[14]	—	[12]	.16	[14]	.55	[14]	1.58	[14]
Class F-1:
4/30/2024[6,7]	14.14	.15		2.52	2.67	(.17)	(.15)	(.32)	16.49	19.04	[8]	36		.37	[9]	.75	[9]	1.88	[9]
10/31/2023	13.80	.17		.99	1.16	(.06)	(.76)	(.82)	14.14	8.75		33		.37		.75		1.15
10/31/2022	18.27	.13		(3.98)	(3.85)	(.13)	(.49)	(.62)	13.80	(21.83)		30		.38		.75		.84
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57		31		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24		15		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26		9		.39		.78		1.23
Class F-2:
4/30/2024[6,7]	14.25	.17		2.54	2.71	(.22)	(.15)	(.37)	16.59	19.14	[8]	76		.10	[9]	.48	[9]	2.11	[9]
10/31/2023	13.91	.20		1.00	1.20	(.10)	(.76)	(.86)	14.25	9.01		58		.10		.48		1.40
10/31/2022	18.39	.17		(3.99)	(3.82)	(.17)	(.49)	(.66)	13.91	(21.57)		48		.09		.46		1.12
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02		55		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52		29		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50		17		.12		.51		1.46
Class F-3:
4/30/2024[6,7]	14.23	.18		2.53	2.71	(.23)	(.15)	(.38)	16.56	19.19	[8]	11		.01	[9]	.39	[9]	2.25	[9]
10/31/2023	13.89	.20		1.02	1.22	(.12)	(.76)	(.88)	14.23	9.13		10		.01		.39		1.35
10/31/2022	18.36	.18		(3.98)	(3.80)	(.18)	(.49)	(.67)	13.89	(21.49)		4		.01		.38		1.20
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08		3		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59		1		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69		6		.03		.42		1.77
Class R-1:
4/30/2024[6,7]	13.84	.09		2.47	2.56	(.09)	(.15)	(.24)	16.16	18.57	[8]	9		1.11	[9]	1.49	[9]	1.13	[9]
10/31/2023	13.56	.05		.99	1.04	—	(.76)	(.76)	13.84	7.94		7		1.11		1.49		.37
10/31/2022	17.98	.01		(3.92)	(3.91)	(.02)	(.49)	(.51)	13.56	(22.36)		6		1.10		1.47		.09
10/31/2021	13.74	—	[11]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60		6		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40		3		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47		1		1.10		1.49		.60

Refer to the end of the tables for footnotes.

72	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$13.80	$.09		$2.45	$2.54	$(.08)	$(.15)	$(.23)	$16.11	18.50%[8]	$400	1.11%[9]		1.49%[9]		1.12%[9]
10/31/2023	13.52	.06		.98	1.04	—	(.76)	(.76)	13.80	7.96	326	1.11		1.49		.40
10/31/2022	17.91	.02		(3.92)	(3.90)	— [11]	(.49)	(.49)	13.52	(22.38)	269	1.11		1.48		.11
10/31/2021	13.68	—	[11]	4.54	4.54	—	(.31)	(.31)	17.91	33.58	304	1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42	204	1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148	1.13		1.52		.53
Class R-2E:
4/30/2024[6,7]	13.95	.11		2.48	2.59	(.12)	(.15)	(.27)	16.27	18.72 [8]	92	.81	[9]	1.19	[9]	1.45	[9]
10/31/2023	13.63	.10		.99	1.09	(.01)	(.76)	(.77)	13.95	8.27	76	.81		1.19		.72
10/31/2022	18.05	.06		(3.94)	(3.88)	(.05)	(.49)	(.54)	13.63	(22.14)	61	.81		1.18		.42
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05	68	.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74	40	.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27	.83		1.22		.79
Class R-3:
4/30/2024[6,7]	14.01	.12		2.49	2.61	(.14)	(.15)	(.29)	16.33	18.76 [8]	611	.66	[9]	1.04	[9]	1.55	[9]
10/31/2023	13.68	.12		1.00	1.12	(.03)	(.76)	(.79)	14.01	8.48	483	.66		1.04		.84
10/31/2022	18.12	.09		(3.96)	(3.87)	(.08)	(.49)	(.57)	13.68	(22.07)	368	.66		1.03		.56
10/31/2021	13.82	.08		4.58	4.66	(.05)	(.31)	(.36)	18.12	34.22	383	.66		1.03		.45
10/31/2020	13.08	.11		1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67		1.05		.86
10/31/2019	12.07	.12		1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68		1.07		.96
Class R-4:
4/30/2024[6,7]	14.15	.15		2.52	2.67	(.18)	(.15)	(.33)	16.49	19.02 [8]	550	.36	[9]	.74	[9]	1.85	[9]
10/31/2023	13.81	.16		1.01	1.17	(.07)	(.76)	(.83)	14.15	8.78	438	.36		.74		1.13
10/31/2022	18.27	.13		(3.98)	(3.85)	(.12)	(.49)	(.61)	13.81	(21.79)	327	.36		.73		.87
10/31/2021	13.92	.12		4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36		.73		.73
10/31/2020	13.16	.16		1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37		.75		1.17
10/31/2019	12.13	.16		1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38		.77		1.25
Class R-5E:
4/30/2024[6,7]	14.18	.17		2.52	2.69	(.21)	(.15)	(.36)	16.51	19.11 [8]	349	.16	[9]	.54	[9]	2.10	[9]
10/31/2023	13.85	.19		1.00	1.19	(.10)	(.76)	(.86)	14.18	8.92	289	.16		.54		1.33
10/31/2022	18.31	.16		(3.98)	(3.82)	(.15)	(.49)	(.64)	13.85	(21.61)	207	.16		.53		1.04
10/31/2021	13.95	.16		4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16		.53		.95
10/31/2020	13.18	.19		1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17		.55		1.41
10/31/2019	12.16	.18		1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17		.56		1.39
Class R-5:
4/30/2024[6,7]	14.28	.18		2.54	2.72	(.22)	(.15)	(.37)	16.63	19.21 [8]	140	.06	[9]	.44	[9]	2.19	[9]
10/31/2023	13.94	.21		1.00	1.21	(.11)	(.76)	(.87)	14.28	9.03	113	.06		.44		1.45
10/31/2022	18.42	.18		(4.00)	(3.82)	(.17)	(.49)	(.66)	13.94	(21.51)	95	.06		.43		1.16
10/31/2021	14.03	.18		4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06		.43		1.05
10/31/2020	13.25	.20		1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07		.45		1.51
10/31/2019	12.21	.20		1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08		.47		1.61
Class R-6:
4/30/2024[6,7]	14.30	.18		2.54	2.72	(.23)	(.15)	(.38)	16.64	19.16 [8]	8,577	.01	[9]	.39	[9]	2.17	[9]
10/31/2023	13.95	.21		1.02	1.23	(.12)	(.76)	(.88)	14.30	9.16	6,309	.01		.39		1.46
10/31/2022	18.44	.19		(4.01)	(3.82)	(.18)	(.49)	(.67)	13.95	(21.51)	4,166	.01		.38		1.20
10/31/2021	14.04	.19		4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01		.38		1.09
10/31/2020	13.26	.20		1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02		.40		1.48
10/31/2019	12.22	.20		1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03		.42		1.57

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$20.86	$.22		$3.70	$3.92	$(.28)	$(.24)	$(.52)	$24.26	18.90%[8]		$1,547		.35%[9]		.73%[9]		1.89%[9]
10/31/2023	20.52	.25		1.46	1.71	(.12)	(1.25)	(1.37)	20.86	8.70		1,253		.35		.72		1.16
10/31/2022	27.25	.21		(5.85)	(5.64)	(.17)	(.92)	(1.09)	20.52	(21.58)		1,023		.33		.70		.89
10/31/2021	20.85	.20		6.90	7.10	(.15)	(.55)	(.70)	27.25	34.62		1,143		.33		.70		.79
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27		752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31		581		.36		.75		1.33
Class C:
4/30/2024[6,7]	20.26	.14		3.57	3.71	(.12)	(.24)	(.36)	23.61	18.42	[8]	113		1.08	[9]	1.46	[9]	1.18	[9]
10/31/2023	19.99	.09		1.43	1.52	—	(1.25)	(1.25)	20.26	7.92		97		1.08		1.45		.44
10/31/2022	26.59	.04		(5.72)	(5.68)	—	(.92)	(.92)	19.99	(22.15)		86		1.07		1.44		.16
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59		103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51		71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43		57		1.11		1.50		.58
Class T:
4/30/2024[6,7]	20.94	.26		3.70	3.96	(.34)	(.24)	(.58)	24.32	19.04	[8,14]	—	[12]	.10	[9,14]	.48	[9,14]	2.17	[9,14]
10/31/2023	20.58	.32		1.46	1.78	(.17)	(1.25)	(1.42)	20.94	9.05	[14]	—	[12]	.06	[14]	.43	[14]	1.51	[14]
10/31/2022	27.30	.27		(5.85)	(5.58)	(.22)	(.92)	(1.14)	20.58	(21.36)[14]		—	[12]	.08	[14]	.45	[14]	1.16	[14]
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80	[14]	—	[12]	.14	[14]	.51	[14]	1.00	[14]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56	[14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52	[14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
Class F-1:
4/30/2024[6,7]	20.71	.22		3.67	3.89	(.27)	(.24)	(.51)	24.09	18.91	[8]	61		.37	[9]	.75	[9]	1.87	[9]
10/31/2023	20.37	.25		1.44	1.69	(.10)	(1.25)	(1.35)	20.71	8.69		51		.37		.74		1.16
10/31/2022	27.06	.20		(5.80)	(5.60)	(.17)	(.92)	(1.09)	20.37	(21.61)		46		.38		.75		.86
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49		56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30		34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24		22		.38		.77		1.33
Class F-2:
4/30/2024[6,7]	20.91	.25		3.71	3.96	(.33)	(.24)	(.57)	24.30	19.08	[8]	89		.10	[9]	.48	[9]	2.14	[9]
10/31/2023	20.57	.30		1.46	1.76	(.17)	(1.25)	(1.42)	20.91	8.94		71		.10		.47		1.42
10/31/2022	27.30	.26		(5.84)	(5.58)	(.23)	(.92)	(1.15)	20.57	(21.36)		56		.09		.46		1.13
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89		58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61		33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55		24		.10		.49		1.55
Class F-3:
4/30/2024[6,7]	20.97	.26		3.71	3.97	(.35)	(.24)	(.59)	24.35	19.06	[8]	15		.01	[9]	.39	[9]	2.24	[9]
10/31/2023	20.61	.33		1.46	1.79	(.18)	(1.25)	(1.43)	20.97	9.13		12		.01		.38		1.53
10/31/2022	27.36	.28		(5.86)	(5.58)	(.25)	(.92)	(1.17)	20.61	(21.33)		10		.01		.38		1.22
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00		12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67		7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65		6		.02		.41		1.70
Class R-1:
4/30/2024[6,7]	20.11	.13		3.56	3.69	(.12)	(.24)	(.36)	23.44	18.46	[8]	13		1.11	[9]	1.49	[9]	1.12	[9]
10/31/2023	19.86	.08		1.42	1.50	—	(1.25)	(1.25)	20.11	7.87		11		1.10		1.47		.41
10/31/2022	26.43	.03		(5.68)	(5.65)	—	(.92)	(.92)	19.86	(22.17)		9		1.10		1.47		.13
10/31/2021	20.31	—	[11]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58		11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44		5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36		4		1.14		1.53		.57

Refer to the end of the tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$20.16	$.13	$3.58	$3.71	$(.13)	$(.24)	$(.37)	$23.50	18.47%[8]	$667	1.11%[9]		1.49%[9]		1.15%[9]
10/31/2023	19.90	.09	1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559	1.11		1.48		.42
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92)	(.92)	19.90	(22.20)	488	1.11		1.48		.13
10/31/2021	20.32	.01	6.71	6.72	— [11]	(.55)	(.55)	26.49	33.53	601	1.10		1.47		.03
10/31/2020	19.35	.09	1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49	438	1.12		1.50		.48
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379	1.11		1.50		.60
Class R-2E:
4/30/2024[6,7]	20.41	.17	3.61	3.78	(.19)	(.24)	(.43)	23.76	18.63 [8]	150	.81	[9]	1.19	[9]	1.52	[9]
10/31/2023	20.09	.15	1.43	1.58	(.01)	(1.25)	(1.26)	20.41	8.22	135	.81		1.18		.74
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06)	(.92)	(.98)	20.09	(21.95)	117	.81		1.18		.42
10/31/2021	20.47	.08	6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96	144	.81		1.18		.32
10/31/2020	19.50	.15	1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79	98	.81		1.19		.75
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74	.81		1.20		.83
Class R-3:
4/30/2024[6,7]	20.55	.18	3.65	3.83	(.22)	(.24)	(.46)	23.92	18.72 [8]	1,011	.66	[9]	1.04	[9]	1.58	[9]
10/31/2023	20.22	.18	1.45	1.63	(.05)	(1.25)	(1.30)	20.55	8.40	828	.66		1.03		.86
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09)	(.92)	(1.01)	20.22	(21.83)	701	.66		1.03		.57
10/31/2021	20.59	.12	6.79	6.91	(.08)	(.55)	(.63)	26.87	34.11	823	.66		1.03		.47
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67		1.05		.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67		1.06		1.03
Class R-4:
4/30/2024[6,7]	20.83	.22	3.69	3.91	(.28)	(.24)	(.52)	24.22	18.88 [8]	1,030	.36	[9]	.74	[9]	1.89	[9]
10/31/2023	20.48	.25	1.46	1.71	(.11)	(1.25)	(1.36)	20.83	8.71	855	.36		.73		1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16)	(.92)	(1.08)	20.48	(21.59)	710	.36		.73		.88
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36		.73		.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36		.74		1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36		.75		1.30
Class R-5E:
4/30/2024[6,7]	20.82	.25	3.68	3.93	(.32)	(.24)	(.56)	24.19	19.00 [8]	555	.16	[9]	.54	[9]	2.10	[9]
10/31/2023	20.48	.29	1.45	1.74	(.15)	(1.25)	(1.40)	20.82	8.91	465	.16		.53		1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21)	(.92)	(1.13)	20.48	(21.43)	372	.15		.52		1.07
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16		.53		.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16		.54		1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16		.55		1.50
Class R-5:
4/30/2024[6,7]	21.12	.27	3.73	4.00	(.34)	(.24)	(.58)	24.54	19.06 [8]	286	.06	[9]	.44	[9]	2.24	[9]
10/31/2023	20.75	.32	1.47	1.79	(.17)	(1.25)	(1.42)	21.12	9.05	246	.06		.43		1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24)	(.92)	(1.16)	20.75	(21.38)	220	.06		.43		1.16
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06		.43		1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06		.44		1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07		.46		1.67
Class R-6:
4/30/2024[6,7]	21.15	.26	3.76	4.02	(.35)	(.24)	(.59)	24.58	19.14 [8]	14,910	.01	[9]	.39	[9]	2.20	[9]
10/31/2023	20.79	.32	1.47	1.79	(.18)	(1.25)	(1.43)	21.15	9.04	11,403	.01		.38		1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25)	(.92)	(1.17)	20.79	(21.30)	8,298	.01		.38		1.21
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01		.38		1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01		.39		1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02		.41		1.62

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$16.67	$.19	$2.89	$3.08	$(.24)	$(.20)	$(.44)	$19.31	18.58%[8]		$2,321		.34%[9]		.71%[9]		2.02%[9]
10/31/2023	16.47	.21	1.11	1.32	(.12)	(1.00)	(1.12)	16.67	8.37		1,921		.34		.71		1.26
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15)	(.75)	(.90)	16.47	(20.90)		1,654		.33		.70		.96
10/31/2021	16.67	.16	5.48	5.64	(.12)	(.47)	(.59)	21.72	34.41		1,931		.33		.69		.82
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36		1,334		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23		1,109		.36		.75		1.34
Class C:
4/30/2024[6,7]	16.15	.12	2.80	2.92	(.11)	(.20)	(.31)	18.76	18.17	[8]	163		1.08	[9]	1.45	[9]	1.30	[9]
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55		142		1.08		1.45		.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01)	(.75)	(.76)	15.99	(21.48)		133		1.07		1.44		.22
10/31/2021	16.25	.01	5.33	5.34	— [11]	(.47)	(.47)	21.12	33.36		160		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57		113		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47		91		1.10		1.49		.59
Class T:
4/30/2024[6,7]	16.73	.22	2.88	3.10	(.29)	(.20)	(.49)	19.34	18.64	[8,14]	—	[12]	.10	[9,14]	.47	[9,14]	2.30	[9,14]
10/31/2023	16.51	.27	1.11	1.38	(.16)	(1.00)	(1.16)	16.73	8.76	[14]	—	[12]	.06	[14]	.43	[14]	1.59	[14]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19)	(.75)	(.94)	16.51	(20.72)[14]		—	[12]	.08	[14]	.45	[14]	1.23	[14]
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61	[14]	—	[12]	.14	[14]	.50	[14]	1.02	[14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62	[14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52	[14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
Class F-1:
4/30/2024[6,7]	16.53	.18	2.86	3.04	(.23)	(.20)	(.43)	19.14	18.51	[8]	92		.37	[9]	.74	[9]	1.97	[9]
10/31/2023	16.33	.21	1.10	1.31	(.11)	(1.00)	(1.11)	16.53	8.38		76		.37		.74		1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15)	(.75)	(.90)	16.33	(20.95)		73		.38		.75		.92
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28		86		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35		49		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27		34		.38		.77		1.30
Class F-2:
4/30/2024[6,7]	16.69	.21	2.89	3.10	(.28)	(.20)	(.48)	19.31	18.70	[8]	132		.10	[9]	.47	[9]	2.26	[9]
10/31/2023	16.49	.26	1.10	1.36	(.16)	(1.00)	(1.16)	16.69	8.63		107		.10		.47		1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20)	(.75)	(.95)	16.49	(20.70)		88		.09		.46		1.20
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74		97		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61		60		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60		44		.10		.49		1.52
Class F-3:
4/30/2024[6,7]	16.75	.22	2.90	3.12	(.30)	(.20)	(.50)	19.37	18.73	[8]	17		.01	[9]	.38	[9]	2.34	[9]
10/31/2023	16.54	.27	1.11	1.38	(.17)	(1.00)	(1.17)	16.75	8.77		14		.01		.38		1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22)	(.75)	(.97)	16.54	(20.63)		13		.01		.38		1.28
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78		12		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74		4		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66		9		.01		.40		1.56
Class R-1:
4/30/2024[6,7]	16.14	.12	2.78	2.90	(.11)	(.20)	(.31)	18.73	18.06	[8]	20		1.11	[9]	1.48	[9]	1.28	[9]
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56		18		1.10		1.47		.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [11]	(.75)	(.75)	15.98	(21.52)		16		1.10		1.47		.20
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40		21		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46		14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46		12		1.13		1.52		.58

Refer to the end of the tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$16.14	$.12	$2.78	$2.90	$(.11)	$(.20)	$(.31)	$18.73	18.07%[8]	$947	1.11%[9]		1.48%[9]		1.28%[9]
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799	1.11		1.48		.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75)	(.75)	15.97	(21.54)	726	1.11		1.48		.19
10/31/2021	16.23	.01	5.33	5.34	— [11]	(.47)	(.47)	21.10	33.36	902	1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52	680	1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598	1.11		1.50		.61
Class R-2E:
4/30/2024[6,7]	16.29	.15	2.81	2.96	(.17)	(.20)	(.37)	18.88	18.24 [8]	220	.81	[9]	1.18	[9]	1.67	[9]
10/31/2023	16.10	.14	1.09	1.23	(.04)	(1.00)	(1.04)	16.29	7.93	201	.81		1.18		.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06)	(.75)	(.81)	16.10	(21.30)	180	.81		1.18		.49
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77	229	.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85	163	.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136	.81		1.20		.86
Class R-3:
4/30/2024[6,7]	16.40	.16	2.84	3.00	(.19)	(.20)	(.39)	19.01	18.38 [8]	1,558	.66	[9]	1.03	[9]	1.70	[9]
10/31/2023	16.21	.16	1.09	1.25	(.06)	(1.00)	(1.06)	16.40	8.06	1,286	.66		1.03		.95
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09)	(.75)	(.84)	16.21	(21.19)	1,127	.66		1.03		.64
10/31/2021	16.44	.10	5.40	5.50	(.07)	(.47)	(.54)	21.40	33.97	1,362	.66		1.02		.50
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66		1.04		.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66		1.05		1.04
Class R-4:
4/30/2024[6,7]	16.63	.19	2.88	3.07	(.24)	(.20)	(.44)	19.26	18.55 [8]	1,443	.36	[9]	.73	[9]	2.02	[9]
10/31/2023	16.43	.21	1.10	1.31	(.11)	(1.00)	(1.11)	16.63	8.33	1,241	.36		.73		1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14)	(.75)	(.89)	16.43	(20.90)	1,082	.36		.73		.95
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36		.72		.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36		.74		1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36		.75		1.32
Class R-5E:
4/30/2024[6,7]	16.63	.21	2.88	3.09	(.27)	(.20)	(.47)	19.25	18.71 [8]	833	.16	[9]	.53	[9]	2.21	[9]
10/31/2023	16.43	.25	1.10	1.35	(.15)	(1.00)	(1.15)	16.63	8.59	693	.16		.53		1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19)	(.75)	(.94)	16.43	(20.79)	584	.15		.52		1.13
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15		.51		.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16		.54		1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16		.55		1.46
Class R-5:
4/30/2024[6,7]	16.88	.23	2.91	3.14	(.29)	(.20)	(.49)	19.53	18.71 [8]	373	.06	[9]	.43	[9]	2.37	[9]
10/31/2023	16.66	.27	1.11	1.38	(.16)	(1.00)	(1.16)	16.88	8.70	327	.06		.43		1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21)	(.75)	(.96)	16.66	(20.70)	315	.06		.43		1.24
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06		.42		1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06		.44		1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06		.45		1.69
Class R-6:
4/30/2024[6,7]	16.82	.22	2.92	3.14	(.30)	(.20)	(.50)	19.46	18.77 [8]	21,435	.01	[9]	.38	[9]	2.33	[9]
10/31/2023	16.61	.27	1.11	1.38	(.17)	(1.00)	(1.17)	16.82	8.73	16,836	.01		.38		1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22)	(.75)	(.97)	16.61	(20.64)	13,000	.01		.38		1.28
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01		.37		1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01		.39		1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01		.40		1.63

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$17.00	$.20	$2.88	$3.08	$(.26)	$(.20)	$(.46)	$19.62	18.27%[8]		$2,548		.34%[9]		.70%[9]		2.13%[9]
10/31/2023	16.80	.24	1.05	1.29	(.14)	(.95)	(1.09)	17.00	8.01		2,120		.34		.70		1.35
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15)	(.83)	(.98)	16.80	(20.08)		1,843		.33		.69		1.06
10/31/2021	16.96	.18	5.46	5.64	(.14)	(.47)	(.61)	21.99	33.82		2,142		.32		.68		.89
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14		1,507		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30		1,254		.35		.74		1.40
Class C:
4/30/2024[6,7]	16.51	.13	2.79	2.92	(.13)	(.20)	(.33)	19.10	17.80	[8]	166		1.08	[9]	1.44	[9]	1.41	[9]
10/31/2023	16.33	.11	1.03	1.14	(.01)	(.95)	(.96)	16.51	7.26		146		1.08		1.44		.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01)	(.83)	(.84)	16.33	(20.67)		138		1.07		1.43		.32
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80		166		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39		117		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43		98		1.10		1.49		.63
Class T:
4/30/2024[6,7]	17.05	.23	2.88	3.11	(.31)	(.20)	(.51)	19.65	18.40	[8,14]	—	[12]	.10	[9,14]	.46	[9,14]	2.41	[9,14]
10/31/2023	16.84	.29	1.05	1.34	(.18)	(.95)	(1.13)	17.05	8.34	[14]	—	[12]	.06	[14]	.42	[14]	1.68	[14]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19)	(.83)	(1.02)	16.84	(19.90)[14]		—	[12]	.08	[14]	.44	[14]	1.32	[14]
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12	[14]	—	[12]	.14	[14]	.50	[14]	1.09	[14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39	[14]	—	[12]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45	[14]	—	[12]	.14	[14]	.53	[14]	1.65	[14]
Class F-1:
4/30/2024[6,7]	16.86	.20	2.85	3.05	(.25)	(.20)	(.45)	19.46	18.25	[8]	108		.37	[9]	.73	[9]	2.11	[9]
10/31/2023	16.67	.23	1.04	1.27	(.13)	(.95)	(1.08)	16.86	7.97		95		.37		.73		1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15)	(.83)	(.98)	16.67	(20.12)		88		.38		.74		1.01
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76		99		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18		57		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19		43		.38		.77		1.34
Class F-2:
4/30/2024[6,7]	17.04	.23	2.87	3.10	(.30)	(.20)	(.50)	19.64	18.37	[8]	165		.10	[9]	.46	[9]	2.36	[9]
10/31/2023	16.83	.28	1.06	1.34	(.18)	(.95)	(1.13)	17.04	8.33		133		.10		.46		1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20)	(.83)	(1.03)	16.83	(19.91)		114		.09		.45		1.29
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11		127		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44		77		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55		58		.10		.49		1.59
Class F-3:
4/30/2024[6,7]	17.07	.23	2.89	3.12	(.32)	(.20)	(.52)	19.67	18.43	[8]	17		.01	[9]	.37	[9]	2.37	[9]
10/31/2023	16.86	.29	1.07	1.36	(.20)	(.95)	(1.15)	17.07	8.42		12		.01		.37		1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22)	(.83)	(1.05)	16.86	(19.83)		9		.01		.37		1.39
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22		11		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57		5		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59		3		.01		.40		1.73
Class R-1:
4/30/2024[6,7]	16.47	.13	2.77	2.90	(.13)	(.20)	(.33)	19.04	17.74	[8]	31		1.11	[9]	1.47	[9]	1.36	[9]
10/31/2023	16.29	.10	1.04	1.14	(.01)	(.95)	(.96)	16.47	7.25		26		1.10		1.46		.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01)	(.83)	(.84)	16.29	(20.71)		22		1.10		1.46		.29
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79		28		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30		17		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34		13		1.13		1.52		.62

Refer to the end of the tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$16.41	$.13	$2.76	$2.89	$(.13)	$(.20)	$(.33)	$18.97	17.74%[8]	$1,176	1.11%[9]		1.47%[9]		1.38%[9]
10/31/2023	16.24	.10	1.03	1.13	(.01)	(.95)	(.96)	16.41	7.20	1,000	1.10		1.46		.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83)	(.83)	16.24	(20.68)	914	1.11		1.47		.29
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75	1,130	1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30	859	1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784	1.11		1.50		.66
Class R-2E:
4/30/2024[6,7]	16.62	.16	2.80	2.96	(.18)	(.20)	(.38)	19.20	17.95 [8]	267	.81	[9]	1.17	[9]	1.76	[9]
10/31/2023	16.43	.17	1.02	1.19	(.05)	(.95)	(1.00)	16.62	7.56	244	.81		1.17		1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06)	(.83)	(.89)	16.43	(20.45)	272	.81		1.17		.59
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16	339	.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68	241	.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212	.81		1.20		.91
Class R-3:
4/30/2024[6,7]	16.72	.17	2.82	2.99	(.21)	(.20)	(.41)	19.30	18.01 [8]	1,714	.66	[9]	1.02	[9]	1.81	[9]
10/31/2023	16.53	.18	1.04	1.22	(.08)	(.95)	(1.03)	16.72	7.70	1,429	.66		1.02		1.04
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08)	(.83)	(.91)	16.53	(20.34)	1,273	.66		1.02		.73
10/31/2021	16.71	.11	5.38	5.49	(.08)	(.47)	(.55)	21.65	33.41	1,546	.66		1.02		.56
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66		1.04		.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66		1.05		1.10
Class R-4:
4/30/2024[6,7]	16.97	.20	2.87	3.07	(.26)	(.20)	(.46)	19.58	18.23 [8]	1,626	.36	[9]	.72	[9]	2.12	[9]
10/31/2023	16.77	.23	1.05	1.28	(.13)	(.95)	(1.08)	16.97	7.98	1,394	.36		.72		1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14)	(.83)	(.97)	16.77	(20.08)	1,225	.36		.72		1.04
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36		.72		.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36		.74		1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36		.75		1.37
Class R-5E:
4/30/2024[6,7]	16.96	.22	2.85	3.07	(.29)	(.20)	(.49)	19.54	18.27 [8]	970	.16	[9]	.52	[9]	2.30	[9]
10/31/2023	16.76	.27	1.05	1.32	(.17)	(.95)	(1.12)	16.96	8.24	810	.16		.52		1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18)	(.83)	(1.01)	16.76	(19.93)	722	.15		.51		1.23
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15		.51		1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16		.54		1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16		.55		1.52
Class R-5:
4/30/2024[6,7]	17.23	.24	2.90	3.14	(.31)	(.20)	(.51)	19.86	18.38 [8]	421	.06	[9]	.42	[9]	2.45	[9]
10/31/2023	17.01	.29	1.07	1.36	(.19)	(.95)	(1.14)	17.23	8.34	365	.06		.42		1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21)	(.83)	(1.04)	17.01	(19.88)	357	.06		.42		1.32
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06		.42		1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06		.44		1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06		.45		1.75
Class R-6:
4/30/2024[6,7]	17.16	.23	2.90	3.13	(.32)	(.20)	(.52)	19.77	18.39 [8]	23,796	.01	[9]	.37	[9]	2.44	[9]
10/31/2023	16.94	.29	1.08	1.37	(.20)	(.95)	(1.15)	17.16	8.44	18,865	.01		.37		1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22)	(.83)	(1.05)	16.94	(19.83)	14,930	.01		.37		1.37
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01		.37		1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01		.39		1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01		.40		1.69

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$16.65	$.21	$2.69	$2.90	$(.27)	$(.19)	$(.46)	$19.09	17.55%[8]		$3,231		.34%[9]		.70%[9]		2.21%[9]
10/31/2023	16.43	.26	.98	1.24	(.17)	(.85)	(1.02)	16.65	7.82		2,704		.35		.71		1.53
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16)	(.86)	(1.02)	16.43	(19.48)		2,406		.33		.68		1.16
10/31/2021	16.64	.19	5.18	5.37	(.14)	(.46)	(.60)	21.41	32.90		2,845		.33		.68		.96
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02		2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15		1,735		.36		.74		1.44
Class C:
4/30/2024[6,7]	16.18	.13	2.62	2.75	(.14)	(.19)	(.33)	18.60	17.10	[8]	190		1.08	[9]	1.44	[9]	1.49	[9]
10/31/2023	15.99	.13	.95	1.08	(.04)	(.85)	(.89)	16.18	6.98		170		1.08		1.44		.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02)	(.86)	(.88)	15.99	(20.03)		163		1.08		1.43		.42
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94		200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19		142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30		124		1.10		1.48		.69
Class T:
4/30/2024[6,7]	16.70	.23	2.70	2.93	(.32)	(.19)	(.51)	19.12	17.68	[8,14]	—	[12]	.10	[9,14]	.46	[9,14]	2.49	[9,14]
10/31/2023	16.47	.32	.97	1.29	(.21)	(.85)	(1.06)	16.70	8.14	[14]	—	[12]	.06	[14]	.42	[14]	1.87	[14]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20)	(.86)	(1.06)	16.47	(19.29)[14]		—	[12]	.08	[14]	.43	[14]	1.43	[14]
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19	[14]	—	[12]	.14	[14]	.49	[14]	1.16	[14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21	[14]	—	[12]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39	[14]	—	[12]	.14	[14]	.52	[14]	1.70	[14]
Class F-1:
4/30/2024[6,7]	16.52	.20	2.67	2.87	(.27)	(.19)	(.46)	18.93	17.47	[8]	176		.37	[9]	.73	[9]	2.17	[9]
10/31/2023	16.30	.26	.97	1.23	(.16)	(.85)	(1.01)	16.52	7.83		144		.37		.73		1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15)	(.86)	(1.01)	16.30	(19.50)		138		.38		.73		1.11
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82		163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01		102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11		71		.37		.75		1.39
Class F-2:
4/30/2024[6,7]	16.67	.23	2.69	2.92	(.31)	(.19)	(.50)	19.09	17.68	[8]	211		.10	[9]	.46	[9]	2.47	[9]
10/31/2023	16.45	.30	.98	1.28	(.21)	(.85)	(1.06)	16.67	8.08		175		.10		.46		1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21)	(.86)	(1.07)	16.45	(19.27)		148		.09		.44		1.39
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23		160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28		98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48		76		.10		.48		1.67
Class F-3:
4/30/2024[6,7]	16.72	.22	2.72	2.94	(.33)	(.19)	(.52)	19.14	17.72	[8]	31		.01	[9]	.37	[9]	2.38	[9]
10/31/2023	16.50	.32	.98	1.30	(.23)	(.85)	(1.08)	16.72	8.16		20		.01		.37		1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22)	(.86)	(1.08)	16.50	(19.20)		17		.01		.36		1.47
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36		17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33		8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60		4		.01		.39		1.84
Class R-1:
4/30/2024[6,7]	16.18	.13	2.62	2.75	(.15)	(.19)	(.34)	18.59	17.06	[8]	38		1.11	[9]	1.47	[9]	1.45	[9]
10/31/2023	15.98	.13	.96	1.09	(.04)	(.85)	(.89)	16.18	7.04		32		1.10		1.46		.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01)	(.86)	(.87)	15.98	(20.10)		29		1.10		1.45		.39
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87		33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16		22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29		21		1.13		1.51		.68

Refer to the end of the tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$16.12	$.13	$2.61	$2.74	$(.15)	$(.19)	$(.34)	$18.52	17.08%[8]	$1,370	1.11%[9]		1.47%[9]		1.46%[9]
10/31/2023	15.93	.13	.95	1.08	(.04)	(.85)	(.89)	16.12	6.96	1,167	1.10		1.46		.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01)	(.86)	(.87)	15.93	(20.05)	1,082	1.11		1.46		.40
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82	1,355	1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21	1,040	1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962	1.11		1.49		.72
Class R-2E:
4/30/2024[6,7]	16.28	.17	2.63	2.80	(.20)	(.19)	(.39)	18.69	17.29 [8]	312	.81	[9]	1.17	[9]	1.84	[9]
10/31/2023	16.09	.18	.95	1.13	(.09)	(.85)	(.94)	16.28	7.24	289	.81		1.17		1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07)	(.86)	(.93)	16.09	(19.81)	265	.81		1.16		.69
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31	330	.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42	240	.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219	.81		1.19		.96
Class R-3:
4/30/2024[6,7]	16.41	.17	2.66	2.83	(.22)	(.19)	(.41)	18.83	17.35 [8]	2,083	.66	[9]	1.02	[9]	1.90	[9]
10/31/2023	16.21	.21	.96	1.17	(.12)	(.85)	(.97)	16.41	7.42	1,764	.66		1.02		1.23
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09)	(.86)	(.95)	16.21	(19.67)	1,605	.66		1.01		.84
10/31/2021	16.43	.12	5.12	5.24	(.09)	(.46)	(.55)	21.12	32.45	1,981	.66		1.01		.64
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66		1.03		1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66		1.04		1.15
Class R-4:
4/30/2024[6,7]	16.62	.20	2.68	2.88	(.27)	(.19)	(.46)	19.04	17.45 [8]	2,014	.36	[9]	.72	[9]	2.21	[9]
10/31/2023	16.39	.26	.98	1.24	(.16)	(.85)	(1.01)	16.62	7.85	1,739	.36		.72		1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15)	(.86)	(1.01)	16.39	(19.48)	1,570	.36		.71		1.15
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36		.71		.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36		.73		1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36		.74		1.44
Class R-5E:
4/30/2024[6,7]	16.61	.22	2.69	2.91	(.30)	(.19)	(.49)	19.03	17.68 [8]	1,183	.16	[9]	.52	[9]	2.39	[9]
10/31/2023	16.40	.29	.97	1.26	(.20)	(.85)	(1.05)	16.61	7.98	1,001	.16		.52		1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19)	(.86)	(1.05)	16.40	(19.31)	898	.15		.50		1.33
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15		.50		1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16		.53		1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16		.54		1.55
Class R-5:
4/30/2024[6,7]	16.86	.24	2.72	2.96	(.32)	(.19)	(.51)	19.31	17.69 [8]	476	.06	[9]	.42	[9]	2.54	[9]
10/31/2023	16.63	.32	.98	1.30	(.22)	(.85)	(1.07)	16.86	8.10	415	.06		.42		1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21)	(.86)	(1.07)	16.63	(19.20)	433	.06		.41		1.44
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06		.41		1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06		.43		1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06		.44		1.80
Class R-6:
4/30/2024[6,7]	16.79	.24	2.71	2.95	(.33)	(.19)	(.52)	19.22	17.70 [8]	28,359	.01	[9]	.37	[9]	2.53	[9]
10/31/2023	16.57	.32	.98	1.30	(.23)	(.85)	(1.08)	16.79	8.13	22,923	.01		.37		1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22)	(.86)	(1.08)	16.57	(19.18)	18,540	.01		.36		1.48
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01		.36		1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01		.38		1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01		.39		1.75

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$15.99	$.21	$2.25	$2.46	$(.30)	$(.16)	$(.46)	$17.99	15.46%[8]		$3,703		.35%[9]		.69%[9]		2.38%[9]
10/31/2023	15.81	.32	.70	1.02	(.22)	(.62)	(.84)	15.99	6.63		3,157		.35		.69		1.96
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17)	(.85)	(1.02)	15.81	(18.12)		2,829		.33		.67		1.37
10/31/2021	16.21	.20	4.54	4.74	(.18)	(.45)	(.63)	20.32	29.81		3,281		.33		.67		1.05
10/31/2020	15.54	.22	1.12	1.34	(.18)	(.49)	(.67)	16.21	8.72		2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96		2,036		.36		.73		1.52
Class C:
4/30/2024[6,7]	15.57	.14	2.20	2.34	(.18)	(.16)	(.34)	17.57	15.05	[8]	213		1.08	[9]	1.42	[9]	1.66	[9]
10/31/2023	15.40	.20	.69	.89	(.10)	(.62)	(.72)	15.57	5.86		191		1.09		1.43		1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03)	(.85)	(.88)	15.40	(18.74)		188		1.08		1.42		.63
10/31/2021	15.84	.06	4.44	4.50	(.06)	(.45)	(.51)	19.83	28.92		232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18	(.07)	(.49)	(.56)	15.84	7.84		168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13		148		1.10		1.47		.77
Class T:
4/30/2024[6,7]	16.04	.23	2.26	2.49	(.35)	(.16)	(.51)	18.02	15.59	[8,14]	—	[12]	.10	[9,14]	.44	[9,14]	2.66	[9,14]
10/31/2023	15.85	.38	.69	1.07	(.26)	(.62)	(.88)	16.04	6.95	[14]	—	[12]	.05	[14]	.39	[14]	2.30	[14]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21)	(.85)	(1.06)	15.85	(17.92)	[14]	—	[12]	.09	[14]	.43	[14]	1.63	[14]
10/31/2021	16.23	.24	4.55	4.79	(.21)	(.45)	(.66)	20.36	30.12	[14]	—	[12]	.14	[14]	.48	[14]	1.26	[14]
10/31/2020	15.57	.26	1.10	1.36	(.21)	(.49)	(.70)	16.23	8.84	[14]	—	[12]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26	[14]	—	[12]	.14	[14]	.51	[14]	1.78	[14]
Class F-1:
4/30/2024[6,7]	15.87	.21	2.24	2.45	(.30)	(.16)	(.46)	17.86	15.49	[8]	214		.37	[9]	.71	[9]	2.38	[9]
10/31/2023	15.69	.32	.70	1.02	(.22)	(.62)	(.84)	15.87	6.62		183		.37		.71		1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16)	(.85)	(1.01)	15.69	(18.21)		173		.38		.72		1.32
10/31/2021	16.11	.19	4.52	4.71	(.18)	(.45)	(.63)	20.19	29.83		203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31	(.17)	(.49)	(.66)	16.11	8.62		124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95		90		.37		.74		1.47
Class F-2:
4/30/2024[6,7]	16.01	.23	2.26	2.49	(.34)	(.16)	(.50)	18.00	15.64	[8]	260		.10	[9]	.44	[9]	2.64	[9]
10/31/2023	15.83	.36	.70	1.06	(.26)	(.62)	(.88)	16.01	6.89		223		.10		.44		2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22)	(.85)	(1.07)	15.83	(17.95)		197		.09		.43		1.61
10/31/2021	16.22	.24	4.56	4.80	(.22)	(.45)	(.67)	20.35	30.21		222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36	(.21)	(.49)	(.70)	16.22	8.90		135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29		107		.10		.47		1.74
Class F-3:
4/30/2024[6,7]	16.05	.24	2.27	2.51	(.36)	(.16)	(.52)	18.04	15.70	[8]	39		.01	[9]	.35	[9]	2.70	[9]
10/31/2023	15.87	.39	.69	1.08	(.28)	(.62)	(.90)	16.05	6.97		33		.01		.35		2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23)	(.85)	(1.08)	15.87	(17.85)		32		.01		.35		1.69
10/31/2021	16.25	.26	4.56	4.82	(.23)	(.45)	(.68)	20.39	30.31		32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38	(.22)	(.49)	(.71)	16.25	9.03		16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33		14		.01		.38		1.52
Class R-1:
4/30/2024[6,7]	15.45	.14	2.18	2.32	(.19)	(.16)	(.35)	17.42	15.03	[8]	39		1.10	[9]	1.44	[9]	1.64	[9]
10/31/2023	15.30	.19	.68	.87	(.10)	(.62)	(.72)	15.45	5.82		34		1.10		1.44		1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03)	(.85)	(.88)	15.30	(18.77)		31		1.10		1.44		.59
10/31/2021	15.76	.05	4.43	4.48	(.08)	(.45)	(.53)	19.71	28.91		35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17	(.06)	(.49)	(.55)	15.76	7.80		22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14		21		1.13		1.50		.75

Refer to the end of the tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$15.50	$.14	$2.19	$2.33	$(.18)	$(.16)	$(.34)	$17.49	15.08%[8]	$1,556	1.11%[9]		1.45%[9]		1.63%[9]
10/31/2023	15.34	.19	.68	.87	(.09)	(.62)	(.71)	15.50	5.79	1,361	1.10		1.44		1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02)	(.85)	(.87)	15.34	(18.76)	1,283	1.11		1.45		.60
10/31/2021	15.78	.05	4.43	4.48	(.06)	(.45)	(.51)	19.75	28.86	1,618	1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18	(.07)	(.49)	(.56)	15.78	7.83	1,287	1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216	1.11		1.48		.79
Class R-2E:
4/30/2024[6,7]	15.62	.17	2.19	2.36	(.23)	(.16)	(.39)	17.59	15.16 [8]	373	.81	[9]	1.15	[9]	2.00	[9]
10/31/2023	15.45	.25	.68	.93	(.14)	(.62)	(.76)	15.62	6.16	347	.81		1.15		1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08)	(.85)	(.93)	15.45	(18.53)	363	.81		1.15		.90
10/31/2021	15.88	.11	4.45	4.56	(.10)	(.45)	(.55)	19.89	29.27	445	.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19	331	.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293	.81		1.18		1.04
Class R-3:
4/30/2024[6,7]	15.75	.18	2.22	2.40	(.25)	(.16)	(.41)	17.74	15.30 [8]	2,390	.66	[9]	1.00	[9]	2.07	[9]
10/31/2023	15.58	.27	.69	.96	(.17)	(.62)	(.79)	15.75	6.28	2,059	.66		1.00		1.66
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11)	(.85)	(.96)	15.58	(18.39)	1,924	.66		1.00		1.05
10/31/2021	16.00	.14	4.48	4.62	(.13)	(.45)	(.58)	20.04	29.40	2,363	.66		1.00		.73
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66		1.02		1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66		1.03		1.23
Class R-4:
4/30/2024[6,7]	15.95	.21	2.25	2.46	(.30)	(.16)	(.46)	17.95	15.49 [8]	2,283	.36	[9]	.70	[9]	2.37	[9]
10/31/2023	15.77	.32	.70	1.02	(.22)	(.62)	(.84)	15.95	6.60	2,004	.36		.70		1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16)	(.85)	(1.01)	15.77	(18.15)	1,815	.36		.70		1.35
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36		.70		1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36		.72		1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36		.73		1.51
Class R-5E:
4/30/2024[6,7]	15.96	.22	2.26	2.48	(.33)	(.16)	(.49)	17.95	15.63 [8]	1,192	.16	[9]	.50	[9]	2.55	[9]
10/31/2023	15.79	.36	.68	1.04	(.25)	(.62)	(.87)	15.96	6.77	1,010	.16		.50		2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20)	(.85)	(1.05)	15.79	(17.97)	963	.15		.49		1.54
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15		.49		1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16		.52		1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16		.53		1.65
Class R-5:
4/30/2024[6,7]	16.18	.24	2.28	2.52	(.35)	(.16)	(.51)	18.19	15.64 [8]	605	.06	[9]	.40	[9]	2.69	[9]
10/31/2023	15.99	.38	.70	1.08	(.27)	(.62)	(.89)	16.18	6.92	533	.06		.40		2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22)	(.85)	(1.07)	15.99	(17.91)	523	.06		.40		1.64
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06		.40		1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06		.42		1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06		.43		1.88
Class R-6:
4/30/2024[6,7]	16.11	.24	2.28	2.52	(.36)	(.16)	(.52)	18.11	15.70 [8]	30,718	.01	[9]	.35	[9]	2.70	[9]
10/31/2023	15.93	.38	.70	1.08	(.28)	(.62)	(.90)	16.11	6.94	25,186	.01		.35		2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23)	(.85)	(1.08)	15.93	(17.84)	20,771	.01		.35		1.68
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01		.35		1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01		.37		1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01		.38		1.83

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$14.84	$.21	$1.76	$1.97	$(.32)	$(.11)	$(.43)	$16.38	13.35%[8]		$4,264		.35%[9]		.67%[9]		2.61%[9]
10/31/2023	14.70	.35	.43	.78	(.26)	(.38)	(.64)	14.84	5.38		3,765		.35		.67		2.33
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17)	(.98)	(1.15)	14.70	(16.35)		3,540		.33		.65		1.61
10/31/2021	15.58	.21	3.52	3.73	(.23)	(.37)	(.60)	18.71	24.40		4,118		.34		.66		1.19
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61		3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13		2,686		.37		.73		1.75
Class C:
4/30/2024[6,7]	14.44	.15	1.71	1.86	(.20)	(.11)	(.31)	15.99	12.96	[8]	233		1.08	[9]	1.40	[9]	1.89	[9]
10/31/2023	14.31	.24	.41	.65	(.14)	(.38)	(.52)	14.44	4.60		221		1.08		1.40		1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05)	(.98)	(1.03)	14.31	(16.92)		226		1.08		1.40		.87
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43		272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80		208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34		187		1.10		1.46		1.01
Class T:
4/30/2024[6,7]	14.87	.23	1.78	2.01	(.37)	(.11)	(.48)	16.40	13.58	[8,14]	—	[12]	.10	[9,14]	.42	[9,14]	2.89	[9,14]
10/31/2023	14.73	.41	.41	.82	(.30)	(.38)	(.68)	14.87	5.65	[14]	—	[12]	.05	[14]	.37	[14]	2.66	[14]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21)	(.98)	(1.19)	14.73	(16.12)	[14]	—	[12]	.08	[14]	.40	[14]	1.89	[14]
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59	[14]	—	[12]	.14	[14]	.46	[14]	1.41	[14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82	[14]	—	[12]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37	[14]	—	[12]	.14	[14]	.50	[14]	2.02	[14]
Class F-1:
4/30/2024[6,7]	14.70	.21	1.75	1.96	(.31)	(.11)	(.42)	16.24	13.44	[8]	172		.37	[9]	.69	[9]	2.58	[9]
10/31/2023	14.57	.35	.41	.76	(.25)	(.38)	(.63)	14.70	5.30		152		.37		.69		2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17)	(.98)	(1.15)	14.57	(16.36)		153		.38		.70		1.57
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36		185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53		130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14		98		.37		.73		1.74
Class F-2:
4/30/2024[6,7]	14.85	.23	1.77	2.00	(.36)	(.11)	(.47)	16.38	13.55	[8]	347		.10	[9]	.42	[9]	2.86	[9]
10/31/2023	14.71	.39	.43	.82	(.30)	(.38)	(.68)	14.85	5.64		298		.10		.42		2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22)	(.98)	(1.20)	14.71	(16.14)		276		.09		.41		1.86
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68		310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88		204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38		154		.10		.46		2.00
Class F-3:
4/30/2024[6,7]	14.89	.24	1.77	2.01	(.37)	(.11)	(.48)	16.42	13.61	[8]	42		.01	[9]	.33	[9]	2.96	[9]
10/31/2023	14.75	.40	.43	.83	(.31)	(.38)	(.69)	14.89	5.73		39		.01		.33		2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.75	(16.08)		34		.01		.33		1.93
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77		33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94		18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58		15		.01		.37		2.07
Class R-1:
4/30/2024[6,7]	14.52	.15	1.73	1.88	(.21)	(.11)	(.32)	16.08	12.98	[8]	47		1.11	[9]	1.43	[9]	1.86	[9]
10/31/2023	14.39	.24	.41	.65	(.14)	(.38)	(.52)	14.52	4.56		42		1.10		1.42		1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05)	(.98)	(1.03)	14.39	(16.96)		41		1.10		1.42		.84
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46		49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70		31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29		31		1.13		1.49		1.00

Refer to the end of the tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$14.40	$.15	$1.71	$1.86	$(.21)	$(.11)	$(.32)	$15.94	12.96%[8]	$1,453	1.11%[9]		1.43%[9]		1.86%[9]
10/31/2023	14.27	.23	.42	.65	(.14)	(.38)	(.52)	14.40	4.59	1,316	1.10		1.42		1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04)	(.98)	(1.02)	14.27	(17.03)	1,279	1.11		1.43		.85
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46	1,600	1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77	1,365	1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311	1.11		1.47		1.03
Class R-2E:
4/30/2024[6,7]	14.52	.17	1.72	1.89	(.25)	(.11)	(.36)	16.05	13.10 [8]	407	.81	[9]	1.13	[9]	2.21	[9]
10/31/2023	14.39	.28	.42	.70	(.19)	(.38)	(.57)	14.52	4.89	393	.81		1.13		1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09)	(.98)	(1.07)	14.39	(16.70)	391	.81		1.13		1.14
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78	483	.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06	364	.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325	.81		1.17		1.28
Class R-3:
4/30/2024[6,7]	14.63	.18	1.74	1.92	(.27)	(.11)	(.38)	16.17	13.22 [8]	2,538	.66	[9]	.98	[9]	2.31	[9]
10/31/2023	14.50	.30	.42	.72	(.21)	(.38)	(.59)	14.63	5.00	2,264	.66		.98		2.03
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12)	(.98)	(1.10)	14.50	(16.58)	2,204	.66		.98		1.29
10/31/2021	15.39	.15	3.47	3.62	(.18)	(.37)	(.55)	18.46	23.96	2,722	.66		.98		.89
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66		1.00		1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66		1.02		1.47
Class R-4:
4/30/2024[6,7]	14.81	.21	1.76	1.97	(.32)	(.11)	(.43)	16.35	13.37 [8]	2,504	.36	[9]	.68	[9]	2.61	[9]
10/31/2023	14.67	.35	.42	.77	(.25)	(.38)	(.63)	14.81	5.34	2,295	.36		.68		2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17)	(.98)	(1.15)	14.67	(16.36)	2,218	.36		.68		1.60
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36		.68		1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36		.70		1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36		.72		1.76
Class R-5E:
4/30/2024[6,7]	14.81	.22	1.77	1.99	(.35)	(.11)	(.46)	16.34	13.52 [8]	1,270	.16	[9]	.48	[9]	2.79	[9]
10/31/2023	14.67	.39	.42	.81	(.29)	(.38)	(.67)	14.81	5.59	1,121	.16		.48		2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20)	(.98)	(1.18)	14.67	(16.19)	1,118	.15		.47		1.79
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15		.47		1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16		.50		1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16		.52		1.88
Class R-5:
4/30/2024[6,7]	15.02	.24	1.78	2.02	(.36)	(.11)	(.47)	16.57	13.57 [8]	609	.06	[9]	.38	[9]	2.90	[9]
10/31/2023	14.87	.41	.42	.83	(.30)	(.38)	(.68)	15.02	5.69	549	.06		.38		2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22)	(.98)	(1.20)	14.87	(16.11)	591	.06		.38		1.89
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06		.38		1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06		.40		1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06		.42		2.12
Class R-6:
4/30/2024[6,7]	14.95	.24	1.77	2.01	(.37)	(.11)	(.48)	16.48	13.55 [8]	31,847	.01	[9]	.33	[9]	2.94	[9]
10/31/2023	14.81	.41	.42	.83	(.31)	(.38)	(.69)	14.95	5.71	27,311	.01		.33		2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.81	(16.03)	23,487	.01		.33		1.93
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01		.33		1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01		.35		1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01		.37		2.07

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$13.58	$.22	$1.34	$1.56	$(.34)	$(.10)	$(.44)	$14.70	11.56%[8]		$3,731		.34%[9]		.64%[9]		3.01%[9]
10/31/2023	13.55	.39	.17	.56	(.29)	(.24)	(.53)	13.58	4.18		3,473		.35		.66		2.79
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.55	(14.61)		3,442		.34		.65		1.89
10/31/2021	14.51	.22	2.68	2.90	(.26)	(.29)	(.55)	16.86	20.37		4,067		.34		.64		1.35
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23		3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62		2,784		.37		.71		1.88
Class C:
4/30/2024[6,7]	13.22	.16	1.31	1.47	(.23)	(.10)	(.33)	14.36	11.18	[8]	187		1.08	[9]	1.38	[9]	2.28	[9]
10/31/2023	13.20	.28	.16	.44	(.18)	(.24)	(.42)	13.22	3.36		187		1.09		1.40		2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06)	(.83)	(.89)	13.20	(15.24)		207		1.08		1.39		1.16
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47		262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46		211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78		191		1.10		1.44		1.14
Class T:
4/30/2024[6,7]	13.61	.24	1.35	1.59	(.39)	(.10)	(.49)	14.71	11.70	[8,14]	—	[12]	.10	[9,14]	.40	[9,14]	3.27	[9,14]
10/31/2023	13.58	.43	.17	.60	(.33)	(.24)	(.57)	13.61	4.46	[14]	—	[12]	.06	[14]	.37	[14]	3.10	[14]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21)	(.83)	(1.04)	13.58	(14.42)[14]		—	[12]	.08	[14]	.39	[14]	2.18	[14]
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64	[14]	—	[12]	.14	[14]	.44	[14]	1.57	[14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44	[14]	—	[12]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84	[14]	—	[12]	.14	[14]	.48	[14]	2.14	[14]
Class F-1:
4/30/2024[6,7]	13.46	.21	1.34	1.55	(.34)	(.10)	(.44)	14.57	11.55	[8]	98		.37	[9]	.67	[9]	2.96	[9]
10/31/2023	13.43	.39	.16	.55	(.28)	(.24)	(.52)	13.46	4.18		90		.36		.67		2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17)	(.83)	(1.00)	13.43	(14.70)		97		.38		.69		1.86
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35		118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27		95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52		64		.38		.72		1.87
Class F-2:
4/30/2024[6,7]	13.58	.24	1.34	1.58	(.38)	(.10)	(.48)	14.68	11.69	[8]	255		.10	[9]	.40	[9]	3.25	[9]
10/31/2023	13.55	.42	.18	.60	(.33)	(.24)	(.57)	13.58	4.46		236		.10		.41		3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21)	(.83)	(1.04)	13.55	(14.45)		241		.09		.40		2.13
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65		268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59		201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85		164		.10		.44		2.13
Class F-3:
4/30/2024[6,7]	13.63	.24	1.35	1.59	(.39)	(.10)	(.49)	14.73	11.75	[8]	38		.01	[9]	.31	[9]	3.32	[9]
10/31/2023	13.60	.44	.17	.61	(.34)	(.24)	(.58)	13.63	4.54		34		.01		.32		3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23)	(.83)	(1.06)	13.60	(14.34)		33		.01		.32		2.23
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75		35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64		17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98		12		.01		.35		2.28
Class R-1:
4/30/2024[6,7]	13.26	.16	1.32	1.48	(.23)	(.10)	(.33)	14.41	11.21	[8]	23		1.10	[9]	1.40	[9]	2.26	[9]
10/31/2023	13.23	.28	.16	.44	(.17)	(.24)	(.41)	13.26	3.38		24		1.10		1.41		2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05)	(.83)	(.88)	13.23	(15.32)		27		1.10		1.41		1.13
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50		35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41		27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78		29		1.13		1.47		1.12

Refer to the end of the tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$13.19	$.16	$1.31	$1.47	$(.24)	$(.10)	$(.34)	$14.32	11.15%[8]	$1,062	1.11%[9]		1.41%[9]		2.24%[9]
10/31/2023	13.17	.28	.16	.44	(.18)	(.24)	(.42)	13.19	3.33	1,000	1.10		1.41		2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05)	(.83)	(.88)	13.17	(15.27)	1,060	1.11		1.42		1.14
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48	1,364	1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42	1,206	1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188	1.11		1.45		1.17
Class R-2E:
4/30/2024[6,7]	13.29	.18	1.31	1.49	(.28)	(.10)	(.38)	14.40	11.26 [8]	296	.81	[9]	1.11	[9]	2.59	[9]
10/31/2023	13.26	.34	.15	.49	(.22)	(.24)	(.46)	13.29	3.71	296	.81		1.12		2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09)	(.83)	(.92)	13.26	(15.04)	353	.81		1.12		1.43
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82	470	.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71	407	.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387	.81		1.15		1.43
Class R-3:
4/30/2024[6,7]	13.39	.19	1.33	1.52	(.30)	(.10)	(.40)	14.51	11.39 [8]	1,751	.66	[9]	.96	[9]	2.69	[9]
10/31/2023	13.36	.34	.17	.51	(.24)	(.24)	(.48)	13.39	3.85	1,656	.66		.97		2.49
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12)	(.83)	(.95)	13.36	(14.92)	1,744	.66		.97		1.58
10/31/2021	14.33	.17	2.64	2.81	(.21)	(.29)	(.50)	16.64	20.00	2,285	.66		.96		1.05
10/31/2020	13.87	.19	.75	.94	(.17)	(.31)	(.48)	14.33	6.87	2,000	.66		.98		1.34
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897	.66		1.00		1.60
Class R-4:
4/30/2024[6,7]	13.55	.22	1.34	1.56	(.34)	(.10)	(.44)	14.67	11.57 [8]	1,739	.36	[9]	.66	[9]	3.00	[9]
10/31/2023	13.52	.39	.16	.55	(.28)	(.24)	(.52)	13.55	4.14	1,702	.36		.67		2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.52	(14.67)	1,770	.36		.67		1.89
10/31/2021	14.48	.21	2.68	2.89	(.25)	(.29)	(.54)	16.83	20.35	2,399	.36		.66		1.33
10/31/2020	14.00	.23	.77	1.00	(.21)	(.31)	(.52)	14.48	7.25	2,437	.36		.68		1.65
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390	.36		.70		1.89
Class R-5E:
4/30/2024[6,7]	13.55	.23	1.34	1.57	(.37)	(.10)	(.47)	14.65	11.65 [8]	906	.16	[9]	.46	[9]	3.19	[9]
10/31/2023	13.52	.42	.17	.59	(.32)	(.24)	(.56)	13.55	4.39	852	.16		.47		3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20)	(.83)	(1.03)	13.52	(14.50)	951	.15		.46		2.07
10/31/2021	14.48	.25	2.68	2.93	(.29)	(.29)	(.58)	16.83	20.64	1,093	.15		.45		1.53
10/31/2020	14.00	.28	.74	1.02	(.23)	(.31)	(.54)	14.48	7.42	970	.16		.48		1.98
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132	.16		.50		2.02
Class R-5:
4/30/2024[6,7]	13.73	.24	1.36	1.60	(.39)	(.10)	(.49)	14.84	11.67 [8]	423	.06	[9]	.36	[9]	3.30	[9]
10/31/2023	13.69	.44	.17	.61	(.33)	(.24)	(.57)	13.73	4.52	410	.06		.37		3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22)	(.83)	(1.05)	13.69	(14.41)	478	.05		.36		2.18
10/31/2021	14.65	.27	2.70	2.97	(.30)	(.29)	(.59)	17.03	20.70	651	.06		.36		1.66
10/31/2020	14.16	.28	.77	1.05	(.25)	(.31)	(.56)	14.65	7.53	575	.06		.38		1.98
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637	.06		.40		2.24
Class R-6:
4/30/2024[6,7]	13.69	.24	1.35	1.59	(.39)	(.10)	(.49)	14.79	11.69 [8]	21,846	.01	[9]	.31	[9]	3.33	[9]
10/31/2023	13.65	.44	.18	.62	(.34)	(.24)	(.58)	13.69	4.60	19,995	.01		.32		3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23)	(.83)	(1.06)	13.65	(14.40)	18,694	.01		.32		2.22
10/31/2021	14.61	.27	2.71	2.98	(.31)	(.29)	(.60)	16.99	20.81	20,701	.01		.31		1.68
10/31/2020	14.12	.28	.78	1.06	(.26)	(.31)	(.57)	14.61	7.62	14,909	.01		.33		1.95
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967	.01		.35		2.21

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$12.17	$.21	$1.10	$1.31	$(.35)	$(.08)	$(.43)	$13.05	10.73%[8]		$2,197		.34%[9]		.64%[9]		3.21%[9]
10/31/2023	12.25	.39	.01	.40	(.30)	(.18)	(.48)	12.17	3.26		2,117		.34		.64		3.12
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.25	(12.72)		2,250		.33		.62		2.19
10/31/2021	13.22	.24	2.04	2.28	(.31)	(.27)	(.58)	14.92	17.65		2,707		.35		.64		1.70
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41		2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82		2,218		.36		.67		2.34
Class C:
4/30/2024[6,7]	11.88	.16	1.07	1.23	(.24)	(.08)	(.32)	12.79	10.33	[8]	106		1.09	[9]	1.39	[9]	2.48	[9]
10/31/2023	11.95	.29	.02	.31	(.20)	(.18)	(.38)	11.88	2.53		108		1.09		1.39		2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09)	(.71)	(.80)	11.95	(13.38)		131		1.08		1.37		1.46
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74		170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62		147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01		146		1.10		1.41		1.59
Class T:
4/30/2024[6,7]	12.19	.22	1.10	1.32	(.38)	(.08)	(.46)	13.05	10.85	[8,14]	—	[12]	.10	[9,14]	.40	[9,14]	3.47	[9,14]
10/31/2023	12.27	.43	.01	.44	(.34)	(.18)	(.52)	12.19	3.55	[14]	—	[12]	.07	[14]	.37	[14]	3.40	[14]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22)	(.71)	(.93)	12.27	(12.51)[14]		—	[12]	.07	[14]	.36	[14]	2.48	[14]
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86	[14]	—	[12]	.13	[14]	.42	[14]	1.93	[14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61	[14]	—	[12]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13	[14]	—	[12]	.15	[14]	.46	[14]	2.58	[14]
Class F-1:
4/30/2024[6,7]	12.08	.21	1.08	1.29	(.34)	(.08)	(.42)	12.95	10.71	[8]	42		.37	[9]	.67	[9]	3.20	[9]
10/31/2023	12.16	.39	.01	.40	(.30)	(.18)	(.48)	12.08	3.23		44		.36		.66		3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19)	(.71)	(.90)	12.16	(12.72)		48		.38		.67		2.17
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52		61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35		57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96		49		.38		.69		2.34
Class F-2:
4/30/2024[6,7]	12.16	.22	1.10	1.32	(.38)	(.08)	(.46)	13.02	10.84	[8]	137		.10	[9]	.40	[9]	3.45	[9]
10/31/2023	12.24	.42	.02	.44	(.34)	(.18)	(.52)	12.16	3.53		136		.10		.40		3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23)	(.71)	(.94)	12.24	(12.57)		149		.09		.38		2.44
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94		176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68		134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14		119		.10		.41		2.59
Class F-3:
4/30/2024[6,7]	12.21	.23	1.10	1.33	(.39)	(.08)	(.47)	13.07	10.91	[8]	23		.01	[9]	.31	[9]	3.53	[9]
10/31/2023	12.29	.42	.03	.45	(.35)	(.18)	(.53)	12.21	3.62		21		.01		.31		3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24)	(.71)	(.95)	12.29	(12.39)		15		.01		.30		2.53
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98		18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74		11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27		8		.01		.32		2.72
Class R-1:
4/30/2024[6,7]	12.00	.16	1.07	1.23	(.24)	(.08)	(.32)	12.91	10.26	[8]	8		1.10	[9]	1.40	[9]	2.46	[9]
10/31/2023	12.05	.29	.03	.32	(.19)	(.18)	(.37)	12.00	2.57		8		1.10		1.40		2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04)	(.71)	(.75)	12.05	(13.44)		10		1.10		1.39		1.40
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74		15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51		15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13		18		1.13		1.44		1.57

Refer to the end of the tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$11.89	$.16	$1.06	$1.22	$(.24)	$(.08)	$(.32)	$12.79	10.29%[8]	$457	1.11%[9]		1.41%[9]		2.46%[9]
10/31/2023	11.96	.29	.02	.31	(.20)	(.18)	(.38)	11.89	2.51	445	1.10		1.40		2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07)	(.71)	(.78)	11.96	(13.41)	509	1.11		1.40		1.44
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68	678	1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63	680	1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731	1.11		1.42		1.62
Class R-2E:
4/30/2024[6,7]	11.92	.18	1.06	1.24	(.28)	(.08)	(.36)	12.80	10.42 [8]	139	.81	[9]	1.11	[9]	2.80	[9]
10/31/2023	11.99	.33	.02	.35	(.24)	(.18)	(.42)	11.92	2.85	144	.81		1.11		2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12)	(.71)	(.83)	11.99	(13.16)	174	.81		1.10		1.73
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05	227	.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93	222	.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230	.81		1.12		1.87
Class R-3:
4/30/2024[6,7]	12.04	.19	1.08	1.27	(.30)	(.08)	(.38)	12.93	10.57 [8]	793	.66	[9]	.96	[9]	2.90	[9]
10/31/2023	12.11	.35	.02	.37	(.26)	(.18)	(.44)	12.04	2.97	788	.66		.96		2.83
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14)	(.71)	(.85)	12.11	(13.04)	905	.66		.95		1.89
10/31/2021	13.08	.20	2.02	2.22	(.27)	(.27)	(.54)	14.76	17.30	1,236	.66		.95		1.41
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66		.96		1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66		.97		2.05
Class R-4:
4/30/2024[6,7]	12.16	.21	1.09	1.30	(.34)	(.08)	(.42)	13.04	10.72 [8]	888	.36	[9]	.66	[9]	3.20	[9]
10/31/2023	12.23	.39	.02	.41	(.30)	(.18)	(.48)	12.16	3.28	883	.36		.66		3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.23	(12.78)	980	.35		.64		2.20
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36		.65		1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36		.66		2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.67		2.36
Class R-5E:
4/30/2024[6,7]	12.14	.22	1.09	1.31	(.37)	(.08)	(.45)	13.00	10.80 [8]	432	.16	[9]	.46	[9]	3.41	[9]
10/31/2023	12.21	.42	.02	.44	(.33)	(.18)	(.51)	12.14	3.54	422	.16		.46		3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22)	(.71)	(.93)	12.21	(12.61)	514	.15		.44		2.37
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15		.44		1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15		.45		2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.47		2.46
Class R-5:
4/30/2024[6,7]	12.30	.23	1.10	1.33	(.38)	(.08)	(.46)	13.17	10.85 [8]	199	.06	[9]	.36	[9]	3.52	[9]
10/31/2023	12.37	.44	.01	.45	(.34)	(.18)	(.52)	12.30	3.61	198	.06		.36		3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23)	(.71)	(.94)	12.37	(12.49)	240	.05		.34		2.50
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06		.35		2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06		.36		2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.37		2.69
Class R-6:
4/30/2024[6,7]	12.25	.23	1.11	1.34	(.39)	(.08)	(.47)	13.12	10.95 [8]	10,133	.01	[9]	.31	[9]	3.54	[9]
10/31/2023	12.33	.43	.02	.45	(.35)	(.18)	(.53)	12.25	3.60	9,661	.01		.31		3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24)	(.71)	(.95)	12.33	(12.42)	9,758	.01		.30		2.52
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01		.30		2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01		.31		2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.32		2.66

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
4/30/2024[6,7]	$11.25	$.20	$.92	$1.12	$(.33)	$(.09)	$(.42)	$11.95	9.98%[8]		$807		.35%[9]		.64%[9]		3.29%[9]
10/31/2023	11.34	.38	(.05)	.33	(.29)	(.13)	(.42)	11.25	2.88		786		.34		.63		3.26
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20)	(.45)	(.65)	11.34	(11.83)		851		.33		.62		2.27
10/31/2021	12.02	.23	1.76	1.99	(.31)	(.20)	(.51)	13.50	16.91		1,046		.35		.63		1.80
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40		968		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80		978		.36		.67		2.54
Class C:
4/30/2024[6,7]	11.03	.15	.90	1.05	(.22)	(.09)	(.31)	11.77	9.56	[8]	24		1.08	[9]	1.37	[9]	2.58	[9]
10/31/2023	11.11	.29	(.05)	.24	(.19)	(.13)	(.32)	11.03	2.11		26		1.09		1.38		2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10)	(.45)	(.55)	11.11	(12.50)		35		1.08		1.37		1.52
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09		46		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63		43		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91		47		1.11		1.42		1.80
Class T:
4/30/2024[6,7]	11.27	.21	.91	1.12	(.36)	(.09)	(.45)	11.94	9.99	[8,14]	—	[12]	.10	[9,14]	.39	[9,14]	3.57	[9,14]
10/31/2023	11.35	.41	(.04)	.37	(.32)	(.13)	(.45)	11.27	3.26	[14]	—	[12]	.07	[14]	.36	[14]	3.53	[14]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23)	(.45)	(.68)	11.35	(11.62)[14]		—	[12]	.07	[14]	.36	[14]	2.54	[14]
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14	[14]	—	[12]	.13	[14]	.41	[14]	2.02	[14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62	[14]	—	[12]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04	[14]	—	[12]	.15	[14]	.46	[14]	2.77	[14]
Class F-1:
4/30/2024[6,7]	11.17	.19	.91	1.10	(.32)	(.09)	(.41)	11.86	9.93	[8]	11		.37	[9]	.66	[9]	3.28	[9]
10/31/2023	11.25	.37	(.04)	.33	(.28)	(.13)	(.41)	11.17	2.92		11		.36		.65		3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19)	(.45)	(.64)	11.25	(11.90)		12		.38		.67		2.23
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83		15		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33		16		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74		14		.38		.69		2.52
Class F-2:
4/30/2024[6,7]	11.25	.21	.91	1.12	(.36)	(.09)	(.45)	11.92	9.98	[8]	49		.10	[9]	.39	[9]	3.55	[9]
10/31/2023	11.33	.40	(.03)	.37	(.32)	(.13)	(.45)	11.25	3.24		47		.10		.39		3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23)	(.45)	(.68)	11.33	(11.68)		49		.09		.38		2.50
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21		57		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68		48		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04		44		.10		.41		2.81
Class F-3:
4/30/2024[6,7]	11.28	.22	.92	1.14	(.37)	(.09)	(.46)	11.96	10.14	[8]	7		.01	[9]	.30	[9]	3.64	[9]
10/31/2023	11.37	.42	(.05)	.37	(.33)	(.13)	(.46)	11.28	3.24		7		.01		.30		3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.37	(11.57)		6		.01		.30		2.59
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34		8		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75		3		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08		4		.01		.32		2.91
Class R-1:
4/30/2024[6,7]	11.02	.15	.89	1.04	(.24)	(.09)	(.33)	11.73	9.45	[8]	6		1.10	[9]	1.39	[9]	2.53	[9]
10/31/2023	11.10	.28	(.03)	.25	(.20)	(.13)	(.33)	11.02	2.19		6		1.10		1.39		2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09)	(.45)	(.54)	11.10	(12.54)		6		1.10		1.39		1.50
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03		7		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51		8		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95		9		1.13		1.44		1.76

Refer to the end of the tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class R-2:
4/30/2024[6,7]	$11.03	$.15	$.89	$1.04	$(.23)	$(.09)	$(.32)	$11.75	9.48%[8]	$141	1.11%[9]		1.40%[9]		2.57%[9]
10/31/2023	11.10	.28	(.03)	.25	(.19)	(.13)	(.32)	11.03	2.19	144	1.10		1.39		2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10)	(.45)	(.55)	11.10	(12.49)	163	1.11		1.40		1.51
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223	1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222	1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255	1.11		1.42		1.81
Class R-2E:
4/30/2024[6,7]	11.03	.17	.89	1.06	(.27)	(.09)	(.36)	11.73	9.65 [8]	46	.81	[9]	1.10	[9]	2.85	[9]
10/31/2023	11.11	.33	(.06)	.27	(.22)	(.13)	(.35)	11.03	2.43	48	.81		1.10		2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14)	(.45)	(.59)	11.11	(12.21)	63	.81		1.10		1.80
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81	.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80	.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87	.81		1.12		2.07
Class R-3:
4/30/2024[6,7]	11.15	.18	.90	1.08	(.29)	(.09)	(.38)	11.85	9.69 [8]	261	.66	[9]	.95	[9]	2.99	[9]
10/31/2023	11.22	.34	(.03)	.31	(.25)	(.13)	(.38)	11.15	2.69	263	.66		.95		2.96
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15)	(.45)	(.60)	11.22	(12.19)	307	.66		.95		1.95
10/31/2021	11.90	.19	1.75	1.94	(.27)	(.20)	(.47)	13.37	16.63	415	.66		.94		1.51
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66		.95		1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.97		2.25
Class R-4:
4/30/2024[6,7]	11.25	.20	.90	1.10	(.32)	(.09)	(.41)	11.94	9.86 [8]	220	.36	[9]	.65	[9]	3.30	[9]
10/31/2023	11.33	.38	(.05)	.33	(.28)	(.13)	(.41)	11.25	2.92	219	.36		.65		3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20)	(.45)	(.65)	11.33	(11.81)	254	.35		.64		2.25
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36		.64		1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.65		2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.67		2.55
Class R-5E:
4/30/2024[6,7]	11.21	.21	.91	1.12	(.35)	(.09)	(.44)	11.89	10.03 [8]	111	.16	[9]	.45	[9]	3.48	[9]
10/31/2023	11.30	.40	(.05)	.35	(.31)	(.13)	(.44)	11.21	3.08	109	.16		.45		3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22)	(.45)	(.67)	11.30	(11.66)	133	.15		.44		2.43
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15		.43		2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.45		2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.47		2.69
Class R-5:
4/30/2024[6,7]	11.35	.21	.93	1.14	(.36)	(.09)	(.45)	12.04	10.11 [8]	69	.06	[9]	.35	[9]	3.59	[9]
10/31/2023	11.44	.41	(.05)	.36	(.32)	(.13)	(.45)	11.35	3.16	69	.06		.35		3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24)	(.45)	(.69)	11.44	(11.55)	80	.05		.34		2.56
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06		.34		2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.35		2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.37		2.88
Class R-6:
4/30/2024[6,7]	11.30	.22	.92	1.14	(.37)	(.09)	(.46)	11.98	10.13 [8]	3,131	.01	[9]	.30	[9]	3.63	[9]
10/31/2023	11.39	.41	(.04)	.37	(.33)	(.13)	(.46)	11.30	3.23	3,000	.01		.30		3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.39	(11.55)	3,025	—	[13]	.29		2.58
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01		.29		2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.30		2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.32		2.86

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[6,7]	$10.74	$.20	$.79	$.99	$(.32)	$(.08)	$(.40)	$11.33	9.23%[8]		$520		.35%[9]		.35%[9]		.63%[9]		3.47%[9]
10/31/2023	10.83	.36	(.08)	.28	(.27)	(.10)	(.37)	10.74	2.54		514		.34		.34		.62		3.30
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19)	(.28)	(.47)	10.83	(10.80)		561		.34		.34		.61		2.18
10/31/2021	11.37	.21	1.46	1.67	(.28)	(.16)	(.44)	12.60	14.96		660		.34		.34		.61		1.73
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31		604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32		559		.37		.37		.68		2.54
Class C:
4/30/2024[6,7]	10.53	.15	.78	.93	(.22)	(.08)	(.30)	11.16	8.86	[8]	18		1.10	[9]	1.10	[9]	1.38	[9]	2.73	[9]
10/31/2023	10.62	.28	(.09)	.19	(.18)	(.10)	(.28)	10.53	1.71		20		1.09		1.09		1.37		2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10)	(.28)	(.38)	10.62	(11.38)		25		1.08		1.08		1.35		1.44
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11		32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52		26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48		28		1.10		1.10		1.41		1.80
Class T:
4/30/2024[6,7]	10.75	.21	.80	1.01	(.35)	(.08)	(.43)	11.33	9.43	[8,14]	—	[12]	.10	[9,14]	.10	[9,14]	.38	[9,14]	3.73	[9,14]
10/31/2023	10.85	.39	(.09)	.30	(.30)	(.10)	(.40)	10.75	2.76	[14]	—	[12]	.07	[14]	.07	[14]	.35	[14]	3.57	[14]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21)	(.28)	(.49)	10.85	(10.51)[14]		—	[12]	.07	[14]	.07	[14]	.34	[14]	2.47	[14]
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18	[14]	—	[12]	.13	[14]	.13	[14]	.40	[14]	1.95	[14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53	[14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57	[14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
Class F-1:
4/30/2024[6,7]	10.67	.19	.79	.98	(.31)	(.08)	(.39)	11.26	9.26	[8]	10		.37	[9]	.37	[9]	.65	[9]	3.46	[9]
10/31/2023	10.77	.36	(.09)	.27	(.27)	(.10)	(.37)	10.67	2.48		10		.36		.36		.64		3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.77	(10.80)		10		.37		.37		.64		2.16
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93		10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34		9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26		8		.38		.38		.69		2.61
Class F-2:
4/30/2024[6,7]	10.73	.21	.79	1.00	(.35)	(.08)	(.43)	11.30	9.32	[8]	40		.10	[9]	.10	[9]	.38	[9]	3.76	[9]
10/31/2023	10.83	.39	(.09)	.30	(.30)	(.10)	(.40)	10.73	2.75		41		.10		.10		.38		3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22)	(.28)	(.50)	10.83	(10.50)		40		.09		.09		.36		2.42
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26		40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60		29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57		24		.10		.10		.41		2.79
Class F-3:
4/30/2024[6,7]	10.76	.21	.81	1.02	(.36)	(.08)	(.44)	11.34	9.49	[8]	9		.01	[9]	.01	[9]	.29	[9]	3.81	[9]
10/31/2023	10.86	.41	(.10)	.31	(.31)	(.10)	(.41)	10.76	2.83		9		.01		.01		.29		3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.86	(10.47)		9		.01		.01		.28		2.49
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40		8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67		6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62		4		.02		.01		.32		2.62
Class R-1:
4/30/2024[6,7]	10.67	.15	.79	.94	(.24)	(.08)	(.32)	11.29	8.79	[8]	3		1.10	[9]	1.10	[9]	1.38	[9]	2.67	[9]
10/31/2023	10.78	.27	(.08)	.19	(.20)	(.10)	(.30)	10.67	1.72		2		1.10		1.10		1.38		2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10)	(.28)	(.38)	10.78	(11.42)		2		1.10		1.10		1.37		1.42
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10		2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57		2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43		2		1.14		1.14		1.45		1.79

Refer to the end of the tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[6,7]	$10.55	$.15	$.78	$.93	$(.23)	$(.08)	$(.31)	$11.17	8.85%[8]	$76	1.11%[9]		1.11%[9]		1.39%[9]		2.72%[9]
10/31/2023	10.64	.28	(.10)	.18	(.17)	(.10)	(.27)	10.55	1.70	76	1.10		1.10		1.38		2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09)	(.28)	(.37)	10.64	(11.46)	85	1.11		1.11		1.38		1.43
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106	1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101	1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109	1.11		1.11		1.42		1.81
Class R-2E:
4/30/2024[6,7]	10.53	.17	.77	.94	(.26)	(.08)	(.34)	11.13	8.98 [8]	40	.81	[9]	.81	[9]	1.09	[9]	3.05	[9]
10/31/2023	10.62	.32	(.10)	.22	(.21)	(.10)	(.31)	10.53	2.01	40	.81		.81		1.09		2.94
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13)	(.28)	(.41)	10.62	(11.18)	54	.81		.81		1.08		1.71
10/31/2021	11.16	.15	1.44	1.59	(.23)	(.16)	(.39)	12.36	14.46	70	.81		.81		1.08		1.25
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82		.82		1.26		1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82		.82		1.13		2.06
Class R-3:
4/30/2024[6,7]	10.65	.18	.79	.97	(.28)	(.08)	(.36)	11.26	9.11 [8]	176	.66	[9]	.66	[9]	.94	[9]	3.17	[9]
10/31/2023	10.75	.33	(.10)	.23	(.23)	(.10)	(.33)	10.65	2.11	173	.66		.66		.94		3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14)	(.28)	(.42)	10.75	(10.99)	205	.66		.66		.93		1.87
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66		.66		.93		1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67		.67		1.11		1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67		.67		.98		2.24
Class R-4:
4/30/2024[6,7]	10.72	.19	.81	1.00	(.32)	(.08)	(.40)	11.32	9.32 [8]	207	.36	[9]	.36	[9]	.64	[9]	3.46	[9]
10/31/2023	10.82	.36	(.10)	.26	(.26)	(.10)	(.36)	10.72	2.41	211	.36		.36		.64		3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.82	(10.78)	235	.35		.35		.62		2.18
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36		.36		.63		1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36		.36		.80		2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36		.36		.67		2.54
Class R-5E:
4/30/2024[6,7]	10.70	.20	.80	1.00	(.34)	(.08)	(.42)	11.28	9.36 [8]	93	.16	[9]	.16	[9]	.44	[9]	3.65	[9]
10/31/2023	10.80	.39	(.10)	.29	(.29)	(.10)	(.39)	10.70	2.67	91	.16		.16		.44		3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21)	(.28)	(.49)	10.80	(10.60)	118	.15		.15		.42		2.37
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16		.16		.43		1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16		.16		.60		2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16		.16		.47		2.67
Class R-5:
4/30/2024[6,7]	10.83	.22	.79	1.01	(.35)	(.08)	(.43)	11.41	9.37 [8]	50	.06	[9]	.06	[9]	.34	[9]	3.79	[9]
10/31/2023	10.93	.40	(.10)	.30	(.30)	(.10)	(.40)	10.83	2.75	52	.06		.06		.34		3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22)	(.28)	(.50)	10.93	(10.46)	60	.05		.05		.32		2.49
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06		.06		.33		2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06		.06		.50		2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07		.07		.38		2.90
Class R-6:
4/30/2024[6,7]	10.79	.21	.81	1.02	(.36)	(.08)	(.44)	11.37	9.46 [8]	2,577	.01	[9]	.01	[9]	.29	[9]	3.80	[9]
10/31/2023	10.89	.40	(.09)	.31	(.31)	(.10)	(.41)	10.79	2.82	2,466	.01		.01		.29		3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.89	(10.45)	2,491	.01		.01		.28		2.51
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01		.01		.28		2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01		.01		.45		2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01		.01		.32		2.85

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

	Six months ended		Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2024[6,7,8]		2023		2022		2021		2020		2019
2065 Fund	2%		1%[15]		2%		13%		22%[7,8,10]
2060 Fund	3		1	[15]	2		12		3	[15]	—%[16]
2055 Fund	3		1	[15]	3		14	[15]	3	[15]	—	[16]
2050 Fund	3		1		2		14	[15]	4	[15]	—	[16]
2045 Fund	3		2	[15]	—	[16]	15	[15]	4	[15]	—	[16]
2040 Fund	3		1		4		17	[15]	5	[15]	—	[16]
2035 Fund	6	[15]	1		6		17	[15]	9	[15]	—	[16]
2030 Fund	5	[15]	2	[15]	9		21		8	[15]	—	[16]
2025 Fund	7		5	[15]	12		18	[15]	12	[15]	—	[16]
2020 Fund	3		6		15		20	[15]	13	[15]	2
2015 Fund	4		7		17		21	[15]	13		6
2010 Fund	4		8		18		20	[15]	12		5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes for 2010 Fund and 2065 Fund and reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[16]	Amount was either less than 1% or there was no turnover.

Refer to the notes to financial statements.

94	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	95

Expense example (continued)

2065 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,190.10	$1.96	.36%	$4.03	.74%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class C – actual return	1,000.00	1,185.58	5.98	1.10	8.04	1.48
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.42	1.48
Class T – actual return	1,000.00	1,191.45	.44	.08	2.51	.46
Class T – assumed 5% return	1,000.00	1,024.47	.40	.08	2.31	.46
Class F-1 – actual return	1,000.00	1,189.29	2.01	.37	4.08	.75
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class F-2 – actual return	1,000.00	1,191.47	.54	.10	2.62	.48
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,191.92	.05	.01	2.13	.39
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,185.54	5.98	1.10	8.04	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.42	1.48
Class R-2 – actual return	1,000.00	1,185.72	6.03	1.11	8.10	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class R-2E – actual return	1,000.00	1,187.31	4.41	.81	6.47	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.97	1.19
Class R-3 – actual return	1,000.00	1,188.61	3.59	.66	5.66	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.22	1.04
Class R-4 – actual return	1,000.00	1,190.22	1.96	.36	4.03	.74
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class R-5E – actual return	1,000.00	1,190.50	.87	.16	2.94	.54
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.72	.54
Class R-5 – actual return	1,000.00	1,191.78	.33	.06	2.40	.44
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,191.92	.05	.01	2.13	.39
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

96	American Funds Target Date Retirement Series

Expense example (continued)

2060 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,189.56	$1.96	.36%	$4.03	.74%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class C – actual return	1,000.00	1,185.56	5.92	1.09	7.99	1.47
Class C – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.37	1.47
Class T – actual return	1,000.00	1,191.31	.54	.10	2.62	.48
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-1 – actual return	1,000.00	1,190.36	2.02	.37	4.08	.75
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class F-2 – actual return	1,000.00	1,191.36	.54	.10	2.62	.48
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,191.87	.05	.01	2.13	.39
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,185.68	6.03	1.11	8.10	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class R-2 – actual return	1,000.00	1,185.04	6.03	1.11	8.09	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class R-2E – actual return	1,000.00	1,187.16	4.40	.81	6.47	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.97	1.19
Class R-3 – actual return	1,000.00	1,187.62	3.59	.66	5.66	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.22	1.04
Class R-4 – actual return	1,000.00	1,190.17	1.96	.36	4.03	.74
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class R-5E – actual return	1,000.00	1,191.06	.87	.16	2.94	.54
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.72	.54
Class R-5 – actual return	1,000.00	1,192.07	.33	.06	2.40	.44
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,191.62	.05	.01	2.13	.39
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	97

Expense example (continued)

2055 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,189.03	$1.90	.35%	$3.97	.73%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.67	.73
Class C – actual return	1,000.00	1,184.21	5.87	1.08	7.93	1.46
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.32	1.46
Class T – actual return	1,000.00	1,190.37	.54	.10	2.61	.48
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-1 – actual return	1,000.00	1,189.11	2.01	.37	4.08	.75
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.77	.75
Class F-2 – actual return	1,000.00	1,190.77	.54	.10	2.61	.48
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.41	.48
Class F-3 – actual return	1,000.00	1,190.64	.05	.01	2.12	.39
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,184.61	6.03	1.11	8.09	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class R-2 – actual return	1,000.00	1,184.66	6.03	1.11	8.09	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.47	1.49
Class R-2E – actual return	1,000.00	1,186.27	4.40	.81	6.47	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.97	1.19
Class R-3 – actual return	1,000.00	1,187.25	3.59	.66	5.66	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.22	1.04
Class R-4 – actual return	1,000.00	1,188.79	1.96	.36	4.03	.74
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.72	.74
Class R-5E – actual return	1,000.00	1,189.98	.87	.16	2.94	.54
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.72	.54
Class R-5 – actual return	1,000.00	1,190.63	.33	.06	2.40	.44
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,191.37	.05	.01	2.12	.39
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.96	.39

Refer to the end of the tables for footnotes.

98	American Funds Target Date Retirement Series

Expense example (continued)

2050 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,185.81	$1.85	.34%	$3.86	.71%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.57	.71
Class C – actual return	1,000.00	1,181.73	5.86	1.08	7.87	1.45
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.27	1.45
Class T – actual return	1,000.00	1,186.35	.54	.10	2.55	.47
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.36	.47
Class F-1 – actual return	1,000.00	1,185.11	2.01	.37	4.02	.74
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.72	.74
Class F-2 – actual return	1,000.00	1,187.04	.54	.10	2.56	.47
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.36	.47
Class F-3 – actual return	1,000.00	1,187.30	.05	.01	2.07	.38
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	1,180.61	6.02	1.11	8.02	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.42	1.48
Class R-2 – actual return	1,000.00	1,180.74	6.02	1.11	8.02	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.42	1.48
Class R-2E – actual return	1,000.00	1,182.36	4.40	.81	6.40	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.92	1.18
Class R-3 – actual return	1,000.00	1,183.79	3.58	.66	5.59	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.17	1.03
Class R-4 – actual return	1,000.00	1,185.53	1.96	.36	3.97	.73
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.67	.73
Class R-5E – actual return	1,000.00	1,187.09	.87	.16	2.88	.53
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.66	.53
Class R-5 – actual return	1,000.00	1,187.07	.33	.06	2.34	.43
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	1,187.72	.05	.01	2.07	.38
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.91	.38

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2045 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,182.65	$1.85	.34%	$3.80	.70%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.52	.70
Class C – actual return	1,000.00	1,178.01	5.85	1.08	7.80	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.22	1.44
Class T – actual return	1,000.00	1,183.99	.54	.10	2.50	.46
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.31	.46
Class F-1 – actual return	1,000.00	1,182.53	2.01	.37	3.96	.73
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class F-2 – actual return	1,000.00	1,183.68	.54	.10	2.50	.46
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.31	.46
Class F-3 – actual return	1,000.00	1,184.31	.05	.01	2.01	.37
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	1,177.41	6.01	1.11	7.96	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.37	1.47
Class R-2 – actual return	1,000.00	1,177.45	6.01	1.11	7.96	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.37	1.47
Class R-2E – actual return	1,000.00	1,179.51	4.39	.81	6.34	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.87	1.17
Class R-3 – actual return	1,000.00	1,180.06	3.58	.66	5.53	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.12	1.02
Class R-4 – actual return	1,000.00	1,182.28	1.95	.36	3.91	.72
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.62	.72
Class R-5E – actual return	1,000.00	1,182.72	.87	.16	2.82	.52
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.61	.52
Class R-5 – actual return	1,000.00	1,183.78	.33	.06	2.28	.42
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,183.95	.05	.01	2.01	.37
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37

Refer to the end of the tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2040 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,175.50	$1.84	.34%	$3.79	.70%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.52	.70
Class C – actual return	1,000.00	1,171.04	5.83	1.08	7.77	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.22	1.44
Class T – actual return	1,000.00	1,176.84	.54	.10	2.49	.46
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.31	.46
Class F-1 – actual return	1,000.00	1,174.74	2.00	.37	3.95	.73
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class F-2 – actual return	1,000.00	1,176.78	.54	.10	2.49	.46
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.31	.46
Class F-3 – actual return	1,000.00	1,177.21	.05	.01	2.00	.37
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	1,170.63	5.99	1.11	7.93	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.37	1.47
Class R-2 – actual return	1,000.00	1,170.76	5.99	1.11	7.93	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.37	1.47
Class R-2E – actual return	1,000.00	1,172.85	4.38	.81	6.32	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.87	1.17
Class R-3 – actual return	1,000.00	1,173.54	3.57	.66	5.51	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.12	1.02
Class R-4 – actual return	1,000.00	1,174.48	1.95	.36	3.89	.72
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.62	.72
Class R-5E – actual return	1,000.00	1,176.80	.87	.16	2.81	.52
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.61	.52
Class R-5 – actual return	1,000.00	1,176.93	.32	.06	2.27	.42
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,177.01	.05	.01	2.00	.37
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.86	.37

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2035 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,154.62	$1.87	.35%	$3.70	.69%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.47	.69
Class C – actual return	1,000.00	1,150.48	5.77	1.08	7.59	1.42
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.12	1.42
Class T – actual return	1,000.00	1,155.93	.54	.10	2.36	.44
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.21	.44
Class F-1 – actual return	1,000.00	1,154.86	1.98	.37	3.80	.71
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.57	.71
Class F-2 – actual return	1,000.00	1,156.45	.54	.10	2.36	.44
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.21	.44
Class F-3 – actual return	1,000.00	1,157.00	.05	.01	1.88	.35
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35
Class R-1 – actual return	1,000.00	1,150.31	5.88	1.10	7.70	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.22	1.44
Class R-2 – actual return	1,000.00	1,150.75	5.94	1.11	7.75	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.27	1.45
Class R-2E – actual return	1,000.00	1,151.63	4.33	.81	6.15	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.77	1.15
Class R-3 – actual return	1,000.00	1,153.03	3.53	.66	5.35	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.02	1.00
Class R-4 – actual return	1,000.00	1,154.90	1.93	.36	3.75	.70
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.52	.70
Class R-5E – actual return	1,000.00	1,156.30	.86	.16	2.68	.50
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.51	.50
Class R-5 – actual return	1,000.00	1,156.41	.32	.06	2.14	.40
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	1,157.01	.05	.01	1.88	.35
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.76	.35

Refer to the end of the tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2030 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,133.55	$1.86	.35%	$3.55	.67%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.37	.67
Class C – actual return	1,000.00	1,129.65	5.72	1.08	7.41	1.40
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.02	1.40
Class T – actual return	1,000.00	1,135.77	.53	.10	2.23	.42
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.11	.42
Class F-1 – actual return	1,000.00	1,134.45	1.96	.37	3.66	.69
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.47	.69
Class F-2 – actual return	1,000.00	1,135.49	.53	.10	2.23	.42
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.11	.42
Class F-3 – actual return	1,000.00	1,136.07	.05	.01	1.75	.33
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	1,129.81	5.88	1.11	7.57	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.17	1.43
Class R-2 – actual return	1,000.00	1,129.57	5.88	1.11	7.57	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.17	1.43
Class R-2E – actual return	1,000.00	1,130.96	4.29	.81	5.99	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.67	1.13
Class R-3 – actual return	1,000.00	1,132.21	3.50	.66	5.20	.98
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.92	.98
Class R-4 – actual return	1,000.00	1,133.71	1.91	.36	3.61	.68
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.42	.68
Class R-5E – actual return	1,000.00	1,135.19	.85	.16	2.55	.48
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.41	.48
Class R-5 – actual return	1,000.00	1,135.67	.32	.06	2.02	.38
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	1,135.54	.05	.01	1.75	.33
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.66	.33

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2025 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,115.63	$1.79	.34%	$3.37	.64%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.22	.64
Class C – actual return	1,000.00	1,111.75	5.67	1.08	7.25	1.38
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	6.92	1.38
Class T – actual return	1,000.00	1,117.05	.53	.10	2.11	.40
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.01	.40
Class F-1 – actual return	1,000.00	1,115.52	1.95	.37	3.52	.67
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.37	.67
Class F-2 – actual return	1,000.00	1,116.88	.53	.10	2.11	.40
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.01	.40
Class F-3 – actual return	1,000.00	1,117.49	.05	.01	1.63	.31
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31
Class R-1 – actual return	1,000.00	1,112.08	5.78	1.10	7.35	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.02	1.40
Class R-2 – actual return	1,000.00	1,111.49	5.83	1.11	7.40	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.07	1.41
Class R-2E – actual return	1,000.00	1,112.64	4.25	.81	5.83	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.57	1.11
Class R-3 – actual return	1,000.00	1,113.86	3.47	.66	5.05	.96
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.82	.96
Class R-4 – actual return	1,000.00	1,115.74	1.89	.36	3.47	.66
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class R-5E – actual return	1,000.00	1,116.48	.84	.16	2.42	.46
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.31	.46
Class R-5 – actual return	1,000.00	1,116.74	.32	.06	1.89	.36
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	1,116.94	.05	.01	1.63	.31
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31

Refer to the end of the tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2020 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,107.33	$1.78	.34%	$3.35	.64%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.22	.64
Class C – actual return	1,000.00	1,103.34	5.70	1.09	7.27	1.39
Class C – assumed 5% return	1,000.00	1,019.44	5.47	1.09	6.97	1.39
Class T – actual return	1,000.00	1,108.51	.52	.10	2.10	.40
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	2.01	.40
Class F-1 – actual return	1,000.00	1,107.15	1.94	.37	3.51	.67
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.37	.67
Class F-2 – actual return	1,000.00	1,108.39	.52	.10	2.10	.40
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	2.01	.40
Class F-3 – actual return	1,000.00	1,109.08	.05	.01	1.63	.31
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31
Class R-1 – actual return	1,000.00	1,102.58	5.75	1.10	7.32	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.02	1.40
Class R-2 – actual return	1,000.00	1,102.89	5.80	1.11	7.37	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.07	1.41
Class R-2E – actual return	1,000.00	1,104.15	4.24	.81	5.81	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.57	1.11
Class R-3 – actual return	1,000.00	1,105.67	3.46	.66	5.03	.96
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.82	.96
Class R-4 – actual return	1,000.00	1,107.19	1.89	.36	3.46	.66
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class R-5E – actual return	1,000.00	1,107.98	.84	.16	2.41	.46
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.31	.46
Class R-5 – actual return	1,000.00	1,108.47	.31	.06	1.89	.36
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	1,109.53	.05	.01	1.63	.31
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.56	.31

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2015 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,099.77	$1.83	.35%	$3.34	.64%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.22	.64
Class C – actual return	1,000.00	1,095.63	5.63	1.08	7.14	1.37
Class C – assumed 5% return	1,000.00	1,019.49	5.42	1.08	6.87	1.37
Class T – actual return	1,000.00	1,099.89	.52	.10	2.04	.39
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	1.96	.39
Class F-1 – actual return	1,000.00	1,099.32	1.93	.37	3.44	.66
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.32	.66
Class F-2 – actual return	1,000.00	1,099.80	.52	.10	2.04	.39
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	1.96	.39
Class F-3 – actual return	1,000.00	1,101.43	.05	.01	1.57	.30
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	1,094.49	5.73	1.10	7.24	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	6.97	1.39
Class R-2 – actual return	1,000.00	1,094.79	5.78	1.11	7.29	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.02	1.40
Class R-2E – actual return	1,000.00	1,096.45	4.22	.81	5.73	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.52	1.10
Class R-3 – actual return	1,000.00	1,096.91	3.44	.66	4.95	.95
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.77	.95
Class R-4 – actual return	1,000.00	1,098.61	1.88	.36	3.39	.65
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.27	.65
Class R-5E – actual return	1,000.00	1,100.28	.84	.16	2.35	.45
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.26	.45
Class R-5 – actual return	1,000.00	1,101.07	.31	.06	1.83	.35
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	1,101.26	.05	.01	1.57	.30
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.51	.30

Refer to the end of the tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2010 Fund

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,092.29	$1.82	.35%	$3.28	.63%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.17	.63
Class C – actual return	1,000.00	1,088.61	5.71	1.10	7.17	1.38
Class C – assumed 5% return	1,000.00	1,019.39	5.52	1.10	6.92	1.38
Class T – actual return	1,000.00	1,094.27	.52	.10	1.98	.38
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	1.91	.38
Class F-1 – actual return	1,000.00	1,092.58	1.93	.37	3.38	.65
Class F-1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.27	.65
Class F-2 – actual return	1,000.00	1,093.20	.52	.10	1.98	.38
Class F-2 – assumed 5% return	1,000.00	1,024.37	.50	.10	1.91	.38
Class F-3 – actual return	1,000.00	1,094.91	.05	.01	1.51	.29
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.46	.29
Class R-1 – actual return	1,000.00	1,087.92	5.71	1.10	7.16	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	6.92	1.38
Class R-2 – actual return	1,000.00	1,088.53	5.76	1.11	7.22	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	6.97	1.39
Class R-2E – actual return	1,000.00	1,089.78	4.21	.81	5.66	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.84	4.07	.81	5.47	1.09
Class R-3 – actual return	1,000.00	1,091.08	3.43	.66	4.89	.94
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.72	.94
Class R-4 – actual return	1,000.00	1,093.17	1.87	.36	3.33	.64
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.22	.64
Class R-5E – actual return	1,000.00	1,093.61	.83	.16	2.29	.44
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.21	.44
Class R-5 – actual return	1,000.00	1,093.67	.31	.06	1.77	.34
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.71	.34
Class R-6 – actual return	1,000.00	1,094.60	.05	.01	1.51	.29
Class R-6 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.46	.29

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Target Date Retirement Series	107

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The agreement was amended to add American Funds 2070 Target Date Retirement Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided,

108	American Funds Target Date Retirement Series

as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	109

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

110	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	115

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116	American Funds Target Date Retirement Series

Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 86% of 10-year periods and 98% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class R-6 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund's inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class R-6 share results as of December 31, 2023. Nine of the 12 taxable fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class R-6 shares were first offered on May 1, 2009. Class R-6 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after May 1, 2009, also include hypothetical returns because those funds’ Class R-6 shares sold after the funds’ date of first offering. For Short-Term Bond Fund of America, shares first sold on November 20, 2009; results prior to that date are hypothetical, except for the period between May 7, 2009, and June 15, 2009, a short period when the fund had shareholders and actual results were calculated. Refer to each fund’s prospectus for more information on specific expenses.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley______________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2024